UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 – September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2005

SEMI-ANNUAL REPORT

PACIFIC FUNDS

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.17%

PF AIM Blue Chip Fund ‘A’	85,760	$900,482
PF Goldman Sachs Short Duration Bond Fund ‘A’	650,118	6,377,658
PF Lazard Mid-Cap Value Fund ‘A’	46,778	493,038
PF Lazard International Value Fund ‘A’	68,438	951,970
PF MFS International Large-Cap Fund ‘A’	34,192	473,216
PF PIMCO Managed Bond Fund ‘A’	461,806	4,701,183
PF PIMCO Inflation Managed Fund ‘A’	241,177	2,544,418
PF Pacific Life Money Market Fund ‘A’	4,323,325	4,323,325
PF Salomon Brothers Large-Cap Value Fund ‘A’	118,094	1,404,140
PF Van Kampen Comstock Fund ‘A’	53,645	661,974

Total Mutual Funds (Cost $22,451,357)		22,831,404

TOTAL INVESTMENTS - 100.17% (Cost $22,451,357)		22,831,404

OTHER ASSETS & LIABILITIES, NET - (0.17%)		(39,834)

NET ASSETS - 100.00%		$22,791,570

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	59.77%
Affiliated Equity Funds	21.43%
Affiliated Money Market Fund	18.97%

100.17%
Other Assets & Liabilities, Net	(0.17%)

100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.70%

PF AIM Blue Chip Fund ‘A’	425,813	$4,471,036
PF Goldman Sachs Short Duration Bond Fund ‘A’	958,964	9,407,437
PF Lazard Mid-Cap Value Fund ‘A’	157,892	1,664,183
PF Lazard International Value Fund ‘A’	376,480	5,236,838
PF MFS International Large-Cap Fund ‘A’	213,697	2,957,573
PF PIMCO Managed Bond Fund ‘A’	918,329	9,348,593
PF PIMCO Inflation Managed Fund ‘A’	579,375	6,112,408
PF Pacific Life Money Market Fund ‘A’	6,120,456	6,120,456
PF Salomon Brothers Large-Cap Value Fund ‘A’	567,492	6,747,476
PF Van Kampen Comstock Fund ‘A’	179,288	2,212,410
PF Van Kampen Mid-Cap Growth Fund ‘A’	206,993	2,107,186

Total Mutual Funds (Cost $54,225,674)		56,385,596

TOTAL INVESTMENTS - 99.70% (Cost $54,225,674)		56,385,596

OTHER ASSETS & LIABILITIES, NET - 0.30%		172,086

NET ASSETS - 100.00%		$56,557,682

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	44.91%
Affiliated Fixed Income Funds	43.97%
Affiliated Money Market Fund	10.82%

99.70%
Other Assets & Liabilities, Net	0.30%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-1

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.84%

PF AIM Blue Chip Fund ‘A’	1,588,095	$16,674,994
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,844,794	18,097,428
PF Janus Growth LT Fund ‘A’	445,225	5,066,665
PF Lazard Mid-Cap Value Fund ‘A’	784,982	8,273,708
PF Lazard International Value Fund ‘A’	1,469,992	20,447,593
PF MFS International Large-Cap Fund ‘A’	993,643	13,752,017
PF PIMCO Managed Bond Fund ‘A’	1,930,591	19,653,415
PF PIMCO Inflation Managed Fund ‘A’	1,564,000	16,500,202
PF Pacific Life Money Market Fund ‘A’	4,962,384	4,962,384
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,687,031	20,058,802
PF Van Kampen Comstock Fund ‘A’	533,143	6,578,986
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,224,381	12,464,197
PF Van Kampen Real Estate Fund ‘A’	451,614	4,990,332

Total Mutual Funds (Cost $157,489,699)		167,520,723

TOTAL INVESTMENTS - 99.84% (Cost $157,489,699)		167,520,723

OTHER ASSETS & LIABILITIES, NET - 0.16%		272,621

NET ASSETS - 100.00%		$167,793,344

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	64.55%
Affiliated Fixed Income Funds	32.33%
Affiliated Money Market Fund	2.96%

99.84%
Other Assets & Liabilities, Net	0.16%

100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.59%

PF AIM Blue Chip Fund ‘A’	1,484,538	$15,587,649
PF Goldman Sachs Short Duration Bond Fund ‘A’	788,127	7,731,523
PF Janus Growth LT Fund ‘A’	694,018	7,897,925
PF Lazard Mid-Cap Value Fund ‘A’	1,171,053	12,342,899
PF Lazard International Value Fund ‘A’	1,837,930	25,565,607
PF MFS International Large-Cap Fund ‘A’	1,394,041	19,293,522
PF PIMCO Managed Bond Fund ‘A’	1,209,568	12,313,403
PF PIMCO Inflation Managed Fund ‘A’	736,117	7,766,034
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,709,452	20,325,382
PF Van Kampen Comstock Fund ‘A’	624,704	7,708,853
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,398,505	14,236,783
PF Van Kampen Real Estate Fund ‘A’	556,254	6,146,612

Total Mutual Funds (Cost $145,218,046)		156,916,192

TOTAL INVESTMENTS - 99.59% (Cost $145,218,046)		156,916,192

OTHER ASSETS & LIABILITIES, NET - 0.41%		650,034

NET ASSETS - 100.00%		$157,566,226

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	81.94%
Affiliated Fixed Income Funds	17.65%

99.59%
Other Assets & Liabilities, Net	0.41%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-2

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.76%

PF AIM Blue Chip Fund ‘A’	598,262	$6,281,748
PF Janus Growth LT Fund ‘A’	401,470	4,568,729
PF Lazard Mid-Cap Value Fund ‘A’	638,732	6,732,237
PF Lazard International Value Fund ‘A’	658,969	9,166,261
PF MFS International Large-Cap Fund ‘A’	668,753	9,255,535
PF PIMCO Managed Bond Fund ‘A’	162,641	1,655,683
PF Salomon Brothers Large-Cap Value Fund ‘A’	570,155	6,779,139
PF Van Kampen Comstock Fund ‘A’	225,249	2,779,577
PF Van Kampen Mid-Cap Growth Fund ‘A’	738,407	7,516,983
PF Van Kampen Real Estate Fund ‘A’	255,554	2,823,870

Total Mutual Funds (Cost $51,887,320)		57,559,762

TOTAL INVESTMENTS - 99.76% (Cost $51,887,320)		57,559,762

OTHER ASSETS & LIABILITIES, NET - 0.24%		136,463

NET ASSETS - 100.00%		$57,696,225

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	96.89%
Affiliated Fixed Income Fund	2.87%

99.76%
Other Assets & Liabilities, Net	0.24%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-3

PACIFIC FUNDS PF AIM BLUE CHIP FUND Schedule of Investments September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.04%

Autos & Transportation - 1.46%

Burlington Northern Santa Fe Corp	5,080	$303,784
Canadian National Railway Co (Canada)	5,645	400,739

		704,523

Consumer Discretionary - 15.05%

Bed Bath & Beyond Inc *	7,905	317,623
Best Buy Co Inc	9,319	405,656
Cendant Corp	16,713	344,956
Chico’s FAS Inc *	6,974	256,643
eBay Inc *	12,503	515,124
Federated Department Stores Inc	5,066	338,763
J.C. Penney Co Inc	9,035	428,440
Nike Inc ‘B’	7,340	599,531
Nordstrom Inc	18,068	620,094
Staples Inc	11,858	252,812
Starbucks Corp *	6,550	328,155
Target Corp	7,418	385,217
The Gillette Co	11,744	683,501
The Home Depot Inc	24,105	919,365
Yahoo! Inc *	14,907	504,453
Yum! Brands Inc	7,340	355,329

		7,255,662

Consumer Staples - 4.16%

CVS Corp	12,702	368,485
PepsiCo Inc	9,373	531,543
The Procter & Gamble Co	18,633	1,107,918

		2,007,946

Energy - 4.11%

BJ Services Co	16,486	593,331
ENSCO International Inc	9,373	436,688
Valero Energy Corp	8,416	951,513

		1,981,532

Financial Services - 12.93%

American Express Co	8,874	509,723
Bank of America Corp	11,293	475,435
CIGNA Corp	5,235	616,997
Franklin Resources Inc	5,201	436,676
Genworth Financial Inc ‘A’	13,921	448,813
Merrill Lynch & Co Inc	8,187	502,272
MGIC Investment Corp	6,958	446,704
SLM Corp	7,250	388,890
The Allstate Corp	13,014	719,544
The Goldman Sachs Group Inc	9,647	1,172,882
The Hartford Financial Services Group Inc	6,664	514,261

		6,232,197

Health Care - 23.12%

Aetna Inc	13,360	1,150,830
Alcon Inc (Switzerland)	5,896	753,981
Allergan Inc	4,291	393,141
Amgen Inc *	13,308	1,060,248
C.R. Bard Inc	3,953	261,017
Express Scripts Inc *	4,595	285,809
Genentech Inc *	4,742	399,324
Gilead Sciences Inc *	7,537	367,504
HCA Inc	12,576	602,642
Johnson & Johnson	24,660	1,560,485
Medco Health Solutions Inc *	5,993	328,596
Medtronic Inc	10,390	557,112
Novartis AG ADR (Switzerland)	8,013	408,663
Pfizer Inc	12,221	305,158
Roche Holding AG (Switzerland)	4,349	604,033
UnitedHealth Group Inc	12,332	693,058
Varian Medical Systems Inc *	7,678	303,358
WellPoint Inc *	11,381	862,907
Wyeth	5,332	246,712

		11,144,578

Integrated Oils - 4.02%

ConocoPhillips	9,409	657,783
GlobalSantaFe Corp (Cayman)	10,595	483,344
Schlumberger Ltd (Netherlands)	9,440	796,548

		1,937,675

Materials & Processing - 1.41%

Air Products & Chemicals Inc	4,404	242,836
The Dow Chemical Co	10,501	437,577

		680,413

Multi-Industry - 3.56%

Fortune Brands Inc	5,645	459,108
General Electric Co	26,695	898,820
Tyco International Ltd (Bermuda)	12,902	359,321

		1,717,249

Producer Durables - 6.57%

D.R. Horton Inc	13,529	490,020
Danaher Corp	9,373	504,549
KLA-Tencor Corp	8,583	418,507
Lockheed Martin Corp	8,357	510,111
The Boeing Co	5,759	391,324
United Technologies Corp	11,858	614,719
Waters Corp *	5,733	238,493

		3,167,723

Technology - 20.65%

Amdocs Ltd * (United Kingdom)	20,328	563,695
Analog Devices Inc	22,278	827,405
Apple Computer Inc *	5,872	314,798
Cisco Systems Inc *	40,991	734,969
Dell Inc *	21,118	722,236
EMC Corp *	57,025	737,903
General Dynamics Corp	4,226	505,218
Intel Corp	19,978	492,458
Marvell Technology Group Ltd * (Bermuda)	6,347	292,660
Microchip Technology Inc	9,239	278,279
Microsoft Corp	46,549	1,197,706
Oracle Corp *	71,367	884,237
QUALCOMM Inc	24,843	1,111,724
Symantec Corp *	29,020	657,593
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	31,459	258,593
Texas Instruments Inc	11,102	376,358

		9,955,832

Total Common Stocks (Cost $42,179,265)		46,785,330

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF AIM BLUE CHIP FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 3.30%

U.S. Government Agency Issue - 3.30%

Federal Home Loan Bank 3.180% due 10/03/05	$1,592,000	$1,591,719

Total Short-Term Investment (Cost $1,591,719)		1,591,719

TOTAL INVESTMENTS - 100.34% (Cost $43,770,984)		48,377,049

OTHER ASSETS & LIABILITIES, NET - (0.34%)		(164,745)

NET ASSETS - 100.00%		$48,212,304

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Health Care	23.12%
Technology	20.65%
Consumer Discretionary	15.05%
Financial Services	12.93%
Producer Durables	6.57%
Consumer Staples	4.16%
Energy	4.11%
Integrated Oils	4.02%
Multi-Industry	3.56%
Short-Term Investment	3.30%
Autos & Transportation	1.46%
Materials & Processing	1.41%

100.34%
Other Assets & Liabilities, Net	(0.34%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	138	$12,946
Call Options Written	167	18,564
Call Options Expired	(305)	(31,510)

Outstanding, September 30, 2005	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF AIM AGGRESSIVE GROWTH FUND Schedule of Investments September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 87.97%

Autos & Transportation - 11.70%

American Axle & Manufacturing Holdings Inc	3,900	$90,012
Forward Air Corp	5,000	184,200
Heartland Express Inc	11,400	231,876
Hub Group Inc ‘A’ *	2,500	91,775
Modine Manufacturing Co	5,000	183,400
Offshore Logistics Inc *	4,700	173,900

		955,163

Consumer Discretionary - 23.62%

Blyth Inc	7,900	176,091
Christopher & Banks Corp	3,900	54,093
Courier Corp	2,500	93,500
Elizabeth Arden Inc *	1,900	41,002
Emmis Communications Corp ‘A’ *	12,200	269,498
G&K Services Inc ‘A’	5,600	220,584
Journal Register Co	11,800	190,924
Korn/Ferry International *	2,500	40,975
LoJack Corp *	4,200	88,788
MWI Veterinary Supply Inc *	1,100	21,945
Navigant Consulting Inc *	3,500	67,060
Ritchie Bros. Auctioneers Inc (Canada)	3,100	136,369
Rollins Inc	10,100	197,152
The Steak n Shake Co *	7,100	128,865
Universal Technical Institute Inc *	2,100	74,781
Watson Wyatt & Co Holdings	4,700	126,665

		1,928,292

Energy - 6.64%

CARBO Ceramics Inc	4,600	303,554
Hydril Co *	1,300	89,232
TETRA Technologies Inc *	4,800	149,856

		542,642

Financial Services - 17.52%

American Equity Investment Life Holding Co	4,900	55,615
Assured Guaranty Ltd (Bermuda)	17,100	409,203
Boston Private Financial Holdings Inc	5,600	148,624
FactSet Research Systems Inc	2,200	77,528
Financial Federal Corp	2,400	95,520
Greater Bay Bancorp	2,500	61,600
Hilb Rogal & Hobbs Co	3,000	111,960
ITLA Capital Corp *	2,000	104,980
RLI Corp	2,800	129,528
W.P. Stewart & Co Ltd (Bermuda)	3,900	87,048
Wintrust Financial Corp	2,200	110,572
World Acceptance Corp *	1,500	38,115

		1,430,293

Health Care - 7.37%

Apria Healthcare Group Inc *	4,400	140,404
Computer Programs & Systems Inc	1,600	55,264
Hooper Holmes Inc	6,000	23,580
ICU Medical Inc *	3,100	89,156
K-V Pharmaceutical Co ‘A’ *	9,600	170,592
Landauer Inc	1,500	73,500
Young Innovations Inc	1,300	49,218

		601,714

Materials & Processing - 6.70%

AMCOL International Corp	3,800	72,466
Cabot Microelectronics Corp *	2,500	73,450
CLARCOR Inc	3,300	94,776
Drew Industries Inc *	2,400	61,944
OM Group Inc *	3,400	68,442
Spartech Corp	9,000	175,860

		546,938

Producer Durables - 6.96%

ACCO Brands Corp *	900	25,398
Bucyrus International Inc ‘A’	2,200	108,086
Lindsay Manufacturing Co	1,400	30,814
Mine Safety Appliances Co	1,000	38,700
Regal-Beloit Corp	5,100	165,444
Robbins & Myers Inc	4,400	98,912
The Middleby Corp *	1,400	101,500

		568,854

Technology - 7.46%

Daktronics Inc	2,800	67,144
j2 Global Communications Inc *	2,300	92,966
Kanbay International Inc *	6,300	118,440
Methode Electronics Inc	8,800	101,376
ScanSource Inc *	4,700	229,078

		609,004

Total Common Stocks (Cost $7,086,203)		7,182,900

TOTAL INVESTMENTS - 87.97% (Cost $7,086,203)		7,182,900

OTHER ASSETS & LIABILITIES, NET - 12.03%		981,853

NET ASSETS - 100.00%		$8,164,753

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.62%
Financial Services	17.52%
Autos & Transportation	11.70%
Technology	7.46%
Health Care	7.37%
Producer Durables	6.96%
Materials & Processing	6.70%
Energy	6.64%

87.97%
Other Assets & Liabilities, Net	12.03%

100.00%

(b) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	53	$5,285
Call Options Written	129	17,499
Call Options Expired	(82)	(8,819)
Call Options Repurchased	(100)	(13,965)

Outstanding, September 30, 2005	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 66.41%

Fannie Mae
2.250% due 02/28/06	$1,000,000	$993,250
2.300% due 04/28/06	500,000	494,580
2.350% due 07/28/06	1,000,000	984,412
2.375% due 03/30/07	1,000,000	971,138
2.500% due 05/12/06	400,000	395,826
2.625% due 01/19/07	1,000,000	978,393
3.250% due 07/12/06	1,000,000	992,095
3.550% due 01/12/07	1,500,000	1,484,919
Federal Farm Credit Bank
1.850% due 03/03/06	1,200,000	1,189,580
3.125% due 02/01/08	1,000,000	972,359
3.800% due 09/07/07	2,000,000	1,979,272
Federal Home Loan Bank
1.700% due 12/30/05	1,500,000	1,491,876
1.720% due 01/23/06	500,000	496,565
2.000% due 02/13/06	500,000	496,358
2.010% due 03/17/06	1,000,000	990,686
2.100% due 11/21/05	1,000,000	997,513
2.300% due 08/30/06	400,000	392,861
2.320% due 07/24/06	2,000,000	1,968,510
2.500% due 03/13/06	500,000	496,588
2.720% due 10/26/06	1,000,000	983,224
3.000% due 05/15/06	1,000,000	992,417
3.303% due 09/07/07 §	1,000,000	986,180
3.375% due 02/15/08	1,000,000	976,832
3.800% due 12/29/06	700,000	695,329
4.875% due 02/15/07	1,000,000	1,006,445
6.500% due 11/15/05	500,000	501,230
Freddie Mac
2.050% due 07/14/06	2,000,000	1,965,860
2.270% due 04/28/06	500,000	494,497
2.550% due 04/19/07	400,000	389,461
2.810% due 02/02/06	500,000	498,118

Total U.S. Government Agency Issues (Cost $28,441,347)		28,256,374

U.S. TREASURY OBLIGATIONS - 19.44%

U.S. Treasury Notes - 19.12%

3.375% due 02/28/07	3,500,000	3,462,816
3.625% due 04/30/07	3,150,000	3,124,409
3.750% due 05/15/08	500,000	494,805
4.000% due 04/15/10	300,000	297,363
4.250% due 08/15/13	400,000	398,750
4.750% due 05/15/14	350,000	360,692

		8,138,835

U.S. Treasury Strips - 0.32%

0.000% due 11/15/22	300,000	135,451

Total U.S. Treasury Obligations (Cost $8,348,837)		8,274,286

	Shares

SHORT-TERM INVESTMENTS - 9.02%

Money Market Funds - 9.02%

BlackRock Liquidity Funds Institutional TempCash	1,918,832	1,918,832
BlackRock Liquidity Funds Institutional TempFund	1,918,832	1,918,832

		3,837,664

Total Short-Term Investments (Cost $3,837,664)		3,837,664

TOTAL INVESTMENTS - 94.87% (Cost $40,627,848)		40,368,324

OTHER ASSETS & LIABILITIES, NET - 5.13%		2,181,519

NET ASSETS - 100.00%		$42,549,843

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	66.41%
U.S. Treasury Obligations	19.44%
Short-Term Investments	9.02%

94.87%
Other Assets & Liabilities, Net	5.13%

100.00%

(b) The amount of $35,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/06)	7	$7,000,000	$(6,850)
U.S. Treasury 2-Year Notes (12/05)	61	12,200,000	(58,113)
U.S. Treasury 5-Year Notes (12/05)	16	1,600,000	(10,654)

Short Futures Outstanding

Eurodollar (12/05)	4	4,000,000	2,902
Eurodollar (03/07)	3	3,000,000	4,248
U.S. Treasury 20-Year Bonds (12/05)	5	500,000	6,420

			$(62,047)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.25%

Financial Services - 0.25%

Fannie Mae	1,200	$66,075

Total Preferred Stocks (Cost $60,000)		66,075

COMMON STOCKS - 95.91%

Autos & Transportation - 7.18%

Bayerische Motoren Werke AG (Germany)	5,144	241,481
C.H. Robinson Worldwide Inc	4,230	271,228
Canadian National Railway Co (Canada)	8,837	627,339
FedEx Corp	4,110	358,104
Harley-Davidson Inc	3,180	154,039
Union Pacific Corp	3,355	240,554

		1,892,745

Consumer Discretionary - 23.10%

Amazon.com Inc *	1,930	87,429
Best Buy Co Inc	5,440	236,803
BMTC Group Inc ‘A’ (Canada)	9,592	115,516
eBay Inc *	3,485	143,582
Electronic Arts Inc *	6,755	384,292
Google Inc ‘A’ *	595	188,294
Harman International Industries Inc	2,405	245,959
Lamar Advertising Co ‘A’ *	3,820	173,275
Liberty Global Inc ‘A’ *	5,201	140,843
Liberty Global Inc ‘C’ *	5,201	133,926
Liberty Media Corp ‘A’ *	55,556	447,226
Lions Gate Entertainment Corp * (Canada)	8,240	78,610
Lowe’s Cos Inc	4,250	273,700
LVMH Moet Hennessy Louis Vuitton SA (France)	4,475	368,950
Marvel Entertainment Inc *	7,005	125,179
Nike Inc ‘B’	5,150	420,652
PETsMART Inc	3,765	82,002
R.R. Donnelley & Sons Co	3,385	125,482
Staples Inc	17,487	372,823
Starwood Hotels & Resorts Worldwide Inc	8,405	480,514
The Walt Disney Co	6,585	158,896
Time Warner Inc	21,365	386,920
Univision Communications Inc ‘A’ *	4,560	120,977
Yahoo! Inc *	23,585	798,116

		6,089,966

Consumer Staples - 4.40%

Dean Foods Co *	4,585	178,173
The Procter & Gamble Co	12,455	740,574
Whole Foods Market Inc	1,795	241,338

		1,160,085

Energy - 2.66%

Apache Corp	2,805	210,992
BJ Services Co	9,350	336,507
Reliant Energy Inc *	10,010	154,554

		702,053

Financial Services - 11.40%

American International Group Inc	3,255	201,680
Automatic Data Processing Inc	4,460	191,958
Berkshire Hathaway Inc ‘B’ *	241	658,171
Chicago Mercantile Exchange Holdings Inc	285	96,131
Citigroup Inc	4,170	189,818
Fannie Mae	2,315	103,758
International Securities Exchange Inc *	5,735	134,199
JPMorgan Chase & Co	22,468	762,339
NewAlliance Bancshares Inc	11,805	172,825
Standard Chartered PLC (United Kingdom)	10,213	220,307
The Goldman Sachs Group Inc	2,245	272,947

		3,004,133

Health Care - 16.04%

Aetna Inc	2,835	244,207
Caremark Rx Inc *	11,145	556,470
Celgene Corp *	5,510	299,303
Coventry Health Care Inc *	4,160	357,843
Eli Lilly & Co	6,270	335,570
LifePoint Hospitals Inc *	3,965	173,390
Manor Care Inc	3,975	152,680
Neurocrine Biosciences Inc *	2,225	109,448
Roche Holding AG (Switzerland)	6,064	842,229
Sanofi-Aventis (France)	3,476	287,212
UnitedHealth Group Inc	15,485	870,257

		4,228,609

Integrated Oils - 3.87%

Amerada Hess Corp	1,170	160,875
BP PLC ADR (United Kingdom)	7,370	522,165
EnCana Corp (NYSE) (Canada)	3,240	188,924
GlobalSantaFe Corp (Cayman)	3,265	148,949

		1,020,913

Materials & Processing - 2.13%

Delta & Pine Land Co	3,625	95,736
Givaudan SA (Switzerland)	300	192,113
POSCO (S. Korea)	560	125,578
Syngenta AG * (Switzerland)	1,147	120,056
Syngenta AG ADR * (Switzerland)	1,285	26,985

		560,468

Multi-Industry - 4.94%

General Electric Co	24,745	833,164
Smiths Group PLC (United Kingdom)	19,348	327,267
Tyco International Ltd (Bermuda)	5,140	143,149

		1,303,580

Producer Durables - 1.44%

Lockheed Martin Corp	4,900	299,096
Pentair Inc	2,180	79,570

		378,666

Technology - 16.74%

Adobe Systems Inc	5,325	158,951
Check Point Software Technologies Ltd * (Israel)	5,155	125,370
Cisco Systems Inc *	28,020	502,399
Corning Inc *	12,265	237,083
Dell Inc *	11,140	380,988
Hewlett-Packard Co	11,125	324,850
Maxim Integrated Products Inc	11,645	496,659
Microsoft Corp	27,685	712,335
Motorola Inc	11,065	244,426
SafeNet Inc *	3,195	116,010
Samsung Electronics Co Ltd (S. Korea)	660	371,902
Texas Instruments Inc	21,920	743,088

		4,414,061

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value

Utilities - 2.01%

Comcast Corp Special ‘A’ *	8,980	$258,444
Nextel Partners Inc ‘A’ *	10,855	272,461

		530,905

Total Common Stocks (Cost $20,861,685)		25,286,184

	Principal Amount

SHORT-TERM INVESTMENTS - 4.49%

Commercial Paper - 4.17%

Prudential Funding 3.800% due 10/03/05	$1,100,000	1,099,768

	Shares

Money Market Funds - 0.32%

BlackRock Liquidity Funds Institutional TempCash	42,177	42,177
BlackRock Liquidity Funds Institutional TempFund	42,177	42,177

		84,354

Total Short-Term Investments (Cost $1,184,122)		1,184,122

TOTAL INVESTMENTS - 100.65% (Cost $22,105,807)		26,536,381

OTHER ASSETS & LIABILITIES, NET - (0.65%)		(171,302)

NET ASSETS - 100.00%		$26,365,079

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.10%
Technology	16.74%
Health Care	16.04%
Financial Services	11.65%
Autos & Transportation	7.18%
Multi-Industry	4.94%
Short-Term Investments	4.49%
Consumer Staples	4.40%
Integrated Oils	3.87%
Energy	2.66%
Materials & Processing	2.13%
Utilities	2.01%
Producer Durables	1.44%

100.65%
Other Assets & Liabilities, Net	(0.65%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

Contracts		Principal Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	CHF	335,000	01/06	$3,856
Sell	CHF	125,000	02/06	3,284
Sell	EUR	25,000	12/05	452
Sell	EUR	190,000	01/06	6,830
Buy	KRW	65,000,000	11/05	386
Sell	KRW	220,000,000	11/05	7,663

				$22,471

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.57%

Autos & Transportation - 8.25%

CNF Inc	8,500	$446,250
Laidlaw International Inc	18,000	435,060
Lear Corp	15,000	509,550
Norfolk Southern Corp	17,700	717,912
Southwest Airlines Co	23,900	354,915

		2,463,687

Consumer Discretionary - 31.24%

ARAMARK Corp ‘B’	24,800	662,408
Belo Corp ‘A’	24,700	564,642
Brinker International Inc *	10,000	375,600
CDW Corp	7,900	465,468
Dex Media Inc	36,700	1,019,893
Dollar Tree Stores Inc *	24,500	530,425
Expedia Inc *	20,400	404,124
Foot Locker Inc	20,600	451,964
GTECH Holdings Corp	18,600	596,316
Liz Claiborne Inc	13,000	511,160
MSC Industrial Direct Co Inc ‘A’	5,200	172,484
Newell Rubbermaid Inc	20,400	462,060
Pier 1 Imports Inc	30,700	345,989
Republic Services Inc	9,000	317,610
Royal Caribbean Cruises Ltd (Liberia)	10,800	466,560
Sears Holdings Corp *	2,151	267,627
Service Corp International	45,700	378,853
The Stanley Works	9,900	462,132
Westwood One Inc	43,800	871,182

		9,326,497

Consumer Staples - 1.88%

The Pepsi Bottling Group Inc	19,700	562,435

Energy - 4.24%

Baker Hughes Inc	6,000	358,080
BJ Services Co	14,000	503,860
The Williams Cos Inc	16,100	403,305

		1,265,245

Financial Services - 20.30%

AmSouth Bancorp	13,000	328,380
City National Corp	3,800	266,342
DST Systems Inc *	9,300	509,919
Federated Investors Inc ‘B’	12,300	408,729
Health Care Property Investors Inc	14,400	388,656
Hudson City Bancorp Inc	27,800	330,820
Jefferson-Pilot Corp	11,900	608,923
Mercantile Bankshares Corp	5,100	274,788
MGIC Investment Corp	7,300	468,660
North Fork Bancorp Inc	12,900	328,950
PartnerRe Ltd (Bermuda)	2,100	134,505
Protective Life Corp	17,900	737,122
RenaissanceRe Holdings Ltd (Bermuda)	6,700	292,991
The First Marblehead Corp	10,900	276,860
Trizec Properties Inc	12,600	290,556
Willis Group Holdings Ltd (Bermuda)	11,000	413,050

		6,059,251

Health Care - 1.99%

Laboratory Corp of America Holdings *	12,200	594,262

Integrated Oils - 1.16%

GlobalSantaFe Corp (Cayman)	7,600	346,712

Materials & Processing - 9.57%

Ball Corp	14,500	532,730
Cabot Corp	5,300	174,953
Celanese Corp ‘A’	22,500	388,125
Louisiana-Pacific Corp	22,700	628,563
Pactiv Corp *	15,500	271,560
Rohm & Haas Co	6,300	259,119
Temple-Inland Inc	14,700	600,495

		2,855,545

Multi-Industry - 1.55%

Fortune Brands Inc	5,700	463,581

Producer Durables - 2.46%

Dover Corp	13,100	534,349
Polycom Inc *	12,300	198,891

		733,240

Technology - 9.07%

Arrow Electronics Inc *	16,200	508,032
Avaya Inc *	67,800	698,340
BEA Systems Inc *	53,900	484,022
Ingram Micro Inc ‘A’ *	32,200	596,988
Vishay Intertechnology Inc *	35,200	420,640

		2,708,022

Utilities - 4.86%

Alltel Corp	5,746	374,122
Citizens Communications Co	43,800	593,490
PanAmSat Holding Corp	20,000	484,000

		1,451,612

Total Common Stocks (Cost $27,735,274)		28,830,089

SHORT-TERM INVESTMENTS - 10.27%

Money Market Funds - 10.27%

BlackRock Liquidity Funds Institutional TempCash	1,533,449	1,533,449
BlackRock Liquidity Funds Institutional TempFund	1,533,448	1,533,448

		3,066,897

Total Short-Term Investments (Cost $3,066,897)		3,066,897

TOTAL INVESTMENTS - 106.84% (Cost $30,802,171)		31,896,986

OTHER ASSETS & LIABILITIES, NET - (6.84%)		(2,042,363)

NET ASSETS - 100.00%		$29,854,623

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	31.24%
Financial Services	20.30%
Short-Term Investments	10.27%
Materials & Processing	9.57%
Technology	9.07%
Autos & Transportation	8.25%
Utilities	4.86%
Energy	4.24%
Producer Durables	2.46%
Health Care	1.99%
Consumer Staples	1.88%
Multi-Industry	1.55%
Integrated Oils	1.16%

106.84%
Other Assets & Liabilities, Net	(6.84%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.28%

Denmark - 1.79%

Danske Bank AS	38,000	$1,162,781

Finland - 4.00%

Nokia OYJ	155,000	2,596,839

France - 12.58%

AXA	48,700	1,336,828
Sanofi-Aventis	16,552	1,367,646
Societe Generale	17,900	2,042,672
Total SA	8,000	2,183,523
Vivendi Universal SA	37,700	1,230,613

		8,161,282

Germany - 4.79%

Schering AG	19,200	1,213,773
Siemens AG	24,600	1,895,151

		3,108,924

Ireland - 2.00%

Allied Irish Banks PLC	60,817	1,293,746

Italy - 5.33%

ENI SPA	72,000	2,138,237
Sanpaolo IMI SPA	84,800	1,316,767

		3,455,004

Japan - 9.95%

Canon Inc	35,800	1,933,175
Hoya Corp	5,300	176,013
Hoya Corp *	15,900	540,645
Kao Corp	73,000	1,797,348
Nomura Holdings Inc	129,300	2,005,790

		6,452,971

Netherlands - 2.84%

Heineken NV	57,450	1,844,228

Switzerland - 15.68%

Compagnie Financiere Richemont AG ‘A’	37,000	1,464,795
Credit Suisse Group	42,600	1,885,582
Nestle SA	6,800	1,990,807
Novartis AG	24,600	1,247,530
Swiss Reinsurance Co	17,500	1,149,048
UBS AG	28,600	2,430,188

		10,167,950

United Kingdom - 36.32%

Barclays PLC	225,500	2,279,022
BP PLC	175,500	2,084,789
Cadbury Schweppes PLC	262,442	2,647,749
Diageo PLC	127,600	1,834,238
GlaxoSmithKline PLC	105,700	2,688,361
HSBC Holdings PLC	153,461	2,482,074
Imperial Tobacco Group PLC	45,500	1,303,301
Royal Dutch Shell PLC ‘A’	63,500	2,096,443
Tesco PLC	212,300	1,158,932

Unilever PLC	245,600	2,564,469
Vodafone Group PLC	928,284	2,415,017

		23,554,395

Total Common Stocks (Cost $51,483,223)		61,798,120

SHORT-TERM INVESTMENTS - 4.51%

Money Market Funds - 4.51%

BlackRock Liquidity Funds Institutional TempCash	1,463,252	1,463,252
BlackRock Liquidity Funds Institutional TempFund	1,463,253	1,463,253

		2,926,505

Total Short-Term Investments (Cost $2,926,505)		2,926,505

TOTAL INVESTMENTS - 99.79% (Cost $54,409,728)		64,724,625

OTHER ASSETS & LIABILITIES, NET - 0.21%		135,835

NET ASSETS - 100.00%		$64,860,460

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	29.90%
Consumer Staples	20.57%
Health Care	10.05%
Integrated Oils	9.81%
Technology	6.98%
Consumer Discretionary	6.93%
Short-Term Investments	4.51%
Multi-Industry	4.02%
Utilities	3.72%
Energy	3.30%

99.79%
Other Assets & Liabilities, Net	0.21%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.17%

Australia - 1.38%

QBE Insurance Group Ltd	46,414	$661,186

Austria - 1.85%

Erste Bank der Oesterreichischen Sparkassen AG	16,600	887,807

Bermuda - 0.81%

Esprit Holdings Ltd	51,500	385,054

Brazil - 0.72%

Cia Vale do Rio Doce ADR	7,850	344,301

Canada - 3.27%

Canadian National Railway Co	11,395	808,931
EnCana Corp (TSE)	13,010	759,337

		1,568,268

Cayman - 1.53%

Hutchison Telecommunications International Ltd *	505,000	732,370

France - 17.04%

AXA	40,070	1,099,932
Business Objects SA *	6,830	234,357
Credit Agricole SA	24,183	709,170
Groupe Danone	3,550	382,498
L’Air Liquide SA	3,093	568,751
L’Air Liquide SA - Registered * +	3,153	579,784
LVMH Moet Hennessy Louis Vuitton SA	9,120	751,916
Sanofi-Aventis	9,315	769,673
Schneider Electric SA	16,082	1,269,860
Societe Television Francaise 1	6,825	181,032
Total SA	4,580	1,250,067
Veolia Environnement	8,630	364,160

		8,161,200

Germany - 1.13%

Schering AG	8,580	542,405

Hong Kong - 1.74%

CNOOC Ltd	1,145,500	834,315

Hungary - 1.16%

OTP Bank RT GDR	7,010	555,192

Indonesia - 0.49%

P.T. Bank Central Asia Tbk	702,000	235,136

Ireland - 0.94%

DEPFA BANK PLC	27,910	447,808

Israel - 1.07%

Check Point Software Technologies Ltd *	21,010	510,963

Italy - 1.97%

FASTWEB SPA *	6,760	302,304
UniCredito Italiano SPA	114,040	642,807

		945,111

Japan - 14.93%

Asahi Glass Co Ltd	80,000	839,324
Bridgestone Corp	32,000	684,989
Canon Inc	6,000	323,996
Chugai Pharmaceutical Co Ltd	16,700	318,495
Kaneka Corp	23,000	300,062
Murata Manufacturing Co Ltd	2,900	161,707
Nintendo Co Ltd	5,200	606,483
Nitto Denko Corp	8,800	495,349
OMRON Corp	8,100	197,291
Ricoh Co Ltd	30,000	468,552
Shinsei Bank Ltd	105,000	661,337
Tokyo Gas Co Ltd	163,640	664,535
Toray Industries Inc	94,000	500,141
Toyota Motor Corp	20,300	929,880

		7,152,141

Mexico - 1.70%

Grupo Televisa SA ADR	7,440	533,522
Wal-Mart de Mexico SA de CV ‘V’	54,700	278,865

		812,387

Netherlands - 1.01%

Reed Elsevier NV	35,110	484,421

Poland - 0.42%

Powszechna Kasa Oszczednosci Bank Polski SA	21,030	203,076

Singapore - 1.36%

SingTel	448,290	649,101

South Korea - 2.68%

Samsung Electronics Co Ltd	2,280	1,284,753

Spain - 5.11%

Banco Bilbao Vizcaya Argentaria SA	56,210	985,643
Iberdrola SA	16,910	472,517
Telefonica SA	60,473	989,889

		2,448,049

Sweden - 5.54%

Atlas Copco AB ‘A’	21,030	406,815
Hennes & Mauritz AB ‘B’	18,310	652,904
Sandvik AB	24,090	1,197,642
Telefonaktiebolaget LM Ericsson ‘B’	108,870	397,338

		2,654,699

Switzerland - 9.02%

Julius Baer Holding AG ‘B’	2,504	195,941
Nestle SA	4,891	1,431,918
Roche Holding AG	9,010	1,251,398
Syngenta AG *	1,145	119,847
Synthes Inc	1,920	224,547
UBS AG	12,921	1,097,918

		4,321,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF MFS INTERNATIONAL LARGE-CAP FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

	Shares	Value

Thailand - 0.59%

Bangkok Bank PCL	102,290	$284,104

United Kingdom - 18.71%

AstraZeneca PLC	18,270	849,115
BG Group PLC	29,210	277,180
Diageo PLC	51,910	746,201
Hilton Group PLC	184,820	1,025,220
NEXT PLC	22,820	560,276
Reckitt Benckiser PLC	59,464	1,811,314
Smith & Nephew PLC	61,930	519,943
Tesco PLC	93,400	509,865
Vodafone Group PLC	476,990	1,240,934
William Hill PLC	94,480	971,529
Yell Group PLC	53,490	451,206

		8,962,783

Total Common Stocks (Cost $38,684,674)		46,068,199

Principal
Amount

SHORT-TERM INVESTMENTS - 3.50%

Commercial Paper - 3.50%

Cargill Inc
3.850% due 10/03/05	$1,677,000	1,676,641

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	423	423

Total Short-Term Investments (Cost $1,677,064)		1,677,064

TOTAL INVESTMENTS - 99.67% (Cost $40,361,738)		47,745,263

OTHER ASSETS & LIABILITIES, NET - 0.33%		159,187

NET ASSETS - 100.00%		$47,904,450

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	18.09%
Consumer Discretionary	14.37%
Utilities	10.55%
Consumer Staples	10.19%
Health Care	9.34%
Materials & Processing	7.82%
Technology	7.13%
Integrated Oils	6.52%
Producer Durables	6.34%
Autos & Transportation	5.06%
Short-Term Investments	3.50%
Multi-Industry	0.76%

99.67%
Other Assets & Liabilities, Net	0.33%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF PIMCO MANAGED BOND FUND Schedule of Investments September 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.08%

Financial Services - 0.08%

Fannie Mae	800	$44,050

Total Preferred Stocks (Cost $40,000)		44,050

	Principal Amount

CORPORATE BONDS & NOTES - 3.81%

Autos & Transportation - 0.17%

DaimlerChrysler NA Holding Corp
4.026% due 03/07/07 §	$100,000	99,892

Consumer Staples - 0.09%

Unilever Capital Corp
6.875% due 11/01/05	50,000	50,110

Energy - 0.17%

The Williams Cos Inc
6.375% due 10/01/10 ~	100,000	99,750

Financial Services - 2.10%

Bank of America Corp
4.875% due 01/15/13	100,000	99,800
CIT Group Inc
7.750% due 04/02/12	100,000	114,782
Citigroup Inc
5.625% due 08/27/12	50,000	52,049
Ford Motor Credit Co
4.740% due 11/16/06 §	100,000	99,678
5.800% due 01/12/09	100,000	93,376
7.250% due 10/25/11	200,000	190,064
General Motors Acceptance Corp
5.850% due 01/14/09	100,000	93,186
6.875% due 08/28/12	200,000	179,228
Morgan Stanley
5.300% due 03/01/13	100,000	101,149
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	55,625
9.250% due 03/30/18 ~	100,000	127,500

		1,206,437

Integrated Oils - 0.42%

Enterprise Products Operating LP
4.625% due 10/15/09	100,000	97,809
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	140,119

		237,928

Materials & Processing - 0.36%

Fort James Corp
6.875% due 09/15/07	200,000	207,000

Utilities - 0.50%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	96,079
Qwest Communications International Inc
7.500% due 02/15/14 ~	100,000	95,500
SBC Communications Inc
4.125% due 09/15/09	100,000	97,567

		289,146

Total Corporate Bonds & Notes (Cost $2,164,127)		2,190,263

MORTGAGE-BACKED SECURITIES - 71.05%

Collateralized Mortgage Obligations - 16.55%

Adjustable Rate Mortgage Trust
4.627% due 05/25/35 “ §	252,149	249,891
Banc of America Funding Corp
4.117% due 05/25/35 “ §	379,117	374,086
Banc of America Large Loan
3.968% due 11/15/15 ~ “ §	88,595	88,658
Banc of America Mortgage Securities
3.994% due 07/25/33 “ §	254,188	247,732
5.000% due 05/25/34 “	152,225	150,685
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/35 # “ §	300,000	298,447
Bear Stearns Alt-A Trust
5.433% due 05/25/35 “ §	179,506	180,454
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/35 “ §	172,085	172,226
4.170% due 06/25/35 ~ “ §	472,595	474,157
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/32 “ §	159,494	159,696
CS First Boston Mortgage Securities Corp
3.973% due 03/25/32 ~ “ §	73,187	73,303
4.160% due 03/25/32 ~ “ §	69,299	68,827
Fannie Mae
4.000% due 08/25/09 “	249,696	249,098
5.000% due 04/25/14 “	294,395	294,310
5.125% due 11/25/23 “ §	850,000	856,606
Fannie Mae Grantor Trust
3.651% due 11/28/35 “ §	313,720	313,620
Fannie Mae Structured Pass-Through Securities
4.065% due 10/25/44 “ §	260,002	260,893
4.137% due 07/25/44 “ §	1,427,533	1,435,840
Fannie Mae Whole Loan
3.943% due 05/25/34 “ §	32,621	32,533
Freddie Mac
2.750% due 02/15/12 “	263,104	261,210
3.500% due 03/15/10 “	263,648	262,975
5.000% due 09/15/16 “	45,320	45,548
5.000% due 05/15/19 “	803,951	805,704
6.250% due 04/15/23 “	121,963	122,880
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	144,668	145,040
Harborview Mortgage Loan Trust
4.010% due 05/19/35 “ §	186,954	186,769
Homestar Mortgage Acceptance Corp
4.020% due 01/25/22 “ §	40,017	40,045
Mellon Residential Funding Corp
4.008% due 06/15/30 “ §	42,857	42,798
MLCC Mortgage Investors Inc
4.148% due 03/15/25 “ §	86,246	86,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF PIMCO MANAGED BOND FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

	Principal Amount		Value

Residential Asset Securitization Trust
4.230% due 05/25/33 “ §		$104,209	$104,643
Small Business Administration
4.754% due 08/10/14 “		192,833	193,714
Structured Asset Securities Corp
4.000% due 12/25/34 “ §		93,079	93,139
Washington Mutual Inc
4.007% due 02/27/34 “ §		24,765	24,511
4.100% due 12/25/27 “ §		222,265	222,219
4.137% due 08/25/42 “ §		49,566	49,576
4.140% due 01/25/45 “ §		181,678	181,916
4.150% due 01/25/45 “ §		184,777	184,760
5.131% due 10/25/32 “ §		35,526	35,557
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/35 “ §		440,427	432,608

			9,503,327

Fannie Mae - 52.83%

0.080% due 10/24/35 # §		300,000	302,853
3.937% due 10/01/44 “		358,149	362,332
4.198% due 11/01/34 “		800,000	803,144
5.000% due 10/13/35 # “		3,600,000	3,524,623
5.103% due 12/01/36 “		59,432	59,433
5.500% due 12/01/14 “		78,342	79,631
5.500% due 06/01/23 “		235,529	237,124
5.500% due 02/01/24 # “		213,765	215,212
5.500% due 02/01/33 “		484,881	485,292
5.500% due 01/01/34 “		91,422	91,493
5.500% due 02/01/34 “		399,998	400,308
5.500% due 03/01/34 “		60,672	60,696
5.500% due 06/01/34 “		804,685	804,995
5.500% due 02/01/35 “		399,999	402,124
5.500% due 05/01/35 “		3,103,186	3,103,767
5.500% due 06/01/35 “		8,008,018	8,009,519
5.500% due 07/01/35 “		99,952	99,971
5.500% due 08/01/35 “		6,065,067	6,066,204
5.500% due 09/01/35 # “		100,001	100,657
5.500% due 09/01/35 “		499,434	499,528
5.500% due 10/13/35 # “		4,100,000	4,098,721
6.000% due 09/01/22 “		179,972	184,287
6.000% due 01/01/23 “		128,868	131,911
6.500% due 03/01/17 “		202,440	209,474

			30,333,299

Freddie Mac - 1.67%

5.500% due 08/01/07 “		48,071	48,727
5.500% due 03/01/23 “		107,694	108,486
5.680% due 04/01/32 “ §		277,613	286,267
5.937% due 11/01/31 “ §		44,660	45,174
6.000% due 12/01/22 “		144,933	148,441
6.000% due 03/01/23 “		314,146	321,729

			958,824

Total Mortgage-Backed Securities (Cost $41,050,450)			40,795,450

ASSET-BACKED SECURITIES - 2.72%

AAA Trust
3.930% due 11/26/35 ~ “ §		310,834	310,877
Bank One Issuance Trust
3.818% due 10/15/08 “ §		200,000	200,166
Carrington Mortgage Loan Trust
3.910% due 06/25/35 “ §		269,546	269,692
Countrywide Asset-Backed Certificates
3.910% due 07/30/35 “ §		265,744	265,905
3.970% due 05/25/23 “ §		74,491	74,551
4.020% due 09/25/21 “ §		3,549	3,549
DaimlerChrysler Auto Trust
3.750% due 12/08/07 “		100,000	99,807
Morgan Stanley Dean Witter Capital I Inc Trust
4.160% due 07/25/32 “ §		974	983
New Century Home Equity Loan Trust
3.920% due 07/25/35 “ §		268,234	268,295
SLM Student Loan Trust
3.960% due 09/17/12 “ §		66,443	66,546

Total Asset-Backed Securities (Cost $1,560,016)			1,560,371

U.S. GOVERNMENT AGENCY ISSUE - 1.57%

Fannie Mae
3.799% due 09/22/06 §		900,000	899,780

Total U.S. Government Agency Issue (Cost $899,415)			899,780

U.S. TREASURY OBLIGATIONS - 26.32%

U.S. Treasury Bonds - 10.20%

6.000% due 02/15/26		1,100,000	1,297,657
6.125% due 11/15/27		300,000	362,074
6.250% due 08/15/23		500,000	598,027
7.250% due 08/15/22		100,000	130,688
8.125% due 08/15/19		400,000	546,234
8.125% due 05/15/21		600,000	834,961
8.750% due 05/15/17		1,100,000	1,524,188
8.875% due 08/15/17		400,000	560,969

			5,854,798

U.S. Treasury Inflation Protected Securities - 0.55%

1.875% due 07/15/13 ^		106,373	107,836
1.875% due 07/15/15 ^		100,442	101,360
2.000% due 07/15/14 ^		103,646	105,909

			315,105

U.S. Treasury Notes - 15.57%

3.875% due 09/15/10 #		2,260,000	2,228,749
4.125% due 05/15/15 #		4,000,000	3,932,344
4.250% due 11/15/13		300,000	298,793
4.250% due 08/15/14		700,000	695,844
4.250% due 11/15/14		1,800,000	1,787,697

			8,943,427

Total U.S. Treasury Obligations (Cost $15,157,140)			15,113,330

FOREIGN GOVERNMENT BONDS - 3.00%

Bundesrepublik Deutschland (Germany)
5.500% due 01/04/31	EUR	100,000	158,196
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~		$100,000	101,317

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal Amount	Value

Republic of Brazil (Brazil)
4.250% due 04/15/06 §	$16,000	$16,030
4.313% due 04/15/09 §	7,530	7,492
4.313% due 04/15/12 §	90,589	89,348
8.000% due 01/15/18	94,000	99,781
8.875% due 10/14/19	100,000	108,775
11.000% due 08/17/40	25,000	30,650
11.500% due 03/12/08	170,000	194,140
Republic of Panama (Panama)
9.625% due 02/08/11	80,000	96,000
Republic of Peru (Peru)
9.125% due 02/21/12	232,000	279,560
Republic of South Africa (South Africa)
9.125% due 05/19/09	25,000	28,500
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	200,000	230,311
8.250% due 03/31/10	40,000	43,420
United Mexican States (Mexico)
8.000% due 09/24/22	185,000	225,238

	Notional Amount

United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/06 §	250,000	5,125
0.000% due 06/30/07 §	250,000	6,500

Total Foreign Government Bonds (Cost $1,536,306)		1,720,383

	Principal Amount

MUNICIPAL BONDS - 2.16%

Austin Texas Water & Wastewater System Revenue ‘1114’
6.990% due 11/15/29 ~ §	100,000	109,072
California State Economic Recovery ‘1072’
7.040% due 07/01/11 ~ §	50,000	58,708
Chicago IIlinois ‘1110’
6.990% due 01/01/34 ~ §	100,000	106,606
Energy Northwest Washington Electric Revenue ‘A’
5.500% due 07/01/12	100,000	110,643
Florida State Board of Education ‘A’
5.000% due 06/01/32	100,000	104,453
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	50,000	55,542
6.750% due 06/01/39	100,000	114,986
New York City Municipal Water Finance Authority ‘1083’
7.010% due 06/15/34 ~ §	50,000	53,544
New York City Municipal Water Finance Authority ‘1307’
7.023% due 06/15/38 ~ §	50,000	53,967
San Antonio Texas Refunding ‘A’
5.000% due 02/01/10	100,000	106,376
State of Texas ‘1306’
6.551% due 04/01/35 ~ §	50,000	51,450
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	200,000	213,872
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	100,000	103,879

Total Municipal Bonds (Cost $1,185,275)		1,243,098

	Notional Amount

PURCHASED CALL OPTION - 0.02%

30-Year Interest Rate Swap (3-Month LIBOR vs. 5.750%) OTC
Strike @ $5.75 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	100,000	12,602

Total Purchased Call Option (Cost $5,170)		12,602

PURCHASED PUT OPTIONS - 0.01%

30-Year Interest Rate Swap (3-Month LIBOR vs. 6.250%) OTC
Strike @ $6.25 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	100,000	2,917

	Number of Contracts

Eurodollar (12/05) Futures CME
Strike @ $93.75 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	13	81
Eurodollar (12/05) Futures CME
Strike @ $94.00 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	11	69

Total Purchased Put Options (Cost $7,390)		3,067

	Principal Amount

SHORT-TERM INVESTMENTS - 9.05%

Commercial Paper - 3.46%

BNP Paribas Finance Inc
3.745% due 12/12/05		$200,000	198,491
Public Service Electric & Gas Co
3.690% due 11/30/05		100,000	99,330
Rabobank USA Finance Corp
3.880% due 10/03/05		400,000	399,914
UBS Finance LLC DE
3.760% due 12/19/05		800,000	793,322
3.780% due 12/22/05		500,000	495,653

			1,986,710

Foreign Government Agency Issues - 2.09%

German Treasury Bills (Germany)
1.996% due 10/19/05	EUR	500,000	600,270
1.998% due 11/16/05		500,000	599,327

			1,199,597

U.S. Treasury Bills - 0.90%

3.380% due 12/15/05 ‡		$60,000	59,607
3.510% due 12/01/05 ‡		460,000	457,563

			517,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value

Money Market Funds - 2.60%

BlackRock Liquidity Funds Institutional TempCash	745,899	$745,899
BlackRock Liquidity Funds Institutional TempFund	745,900	745,900

		1,491,799

Total Short-Term Investments (Cost $5,202,405)		5,195,276

TOTAL INVESTMENTS - 119.79% (Cost $68,807,694)		68,777,670

OTHER ASSETS & LIABILITIES, NET - (19.79%)		(11,362,134)

NET ASSETS - 100.00%		$57,415,536

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	71.05%
U.S. Treasury Obligations	26.32%
Short-Term Investments	9.05%
Corporate Bonds & Notes	3.81%
Foreign Government Bonds	3.00%
Asset-Backed Securities	2.72%
Municipal Bonds	2.16%
U.S. Government Agency Issue	1.57%
Equity Securities	0.08%
Purchased Options	0.03%

119.79%
Other Assets & Liabilities, Net	(19.79%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $517,170 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (12/05)	25	EUR	2,500,000	$(11,093)
Eurodollar (11/05)	14		$14,000,000	(6,913)
Eurodollar (12/05)	35		35,000,000	(40,625)
Eurodollar (03/06)	9		9,000,000	(12,600)

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (12/05)	10		1,000,000	1,563
United Kingdom 90-Day
GBP-LIBOR (12/05) Strike @ $94.25
Written Put Options	5	GBP	2,500,000	3,528

				$(66,140)

(d) Investment sold short outstanding as of September 30, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 08/15/13 #	$500,000	$498,438

Total Investment sold short (Proceeds $507,521)		$498,438

(e) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	287,000	11/05	$(849)
Sell	EUR	1,351,000	11/05	7,446
Buy	JPY	75,327,000	10/05	(20,232)

				$(13,635)

(f) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	3,200,047	$94,249
Call Options Written	1,800,046	18,185
Put Options Written	1,800,054	24,289
Call Options Expired	(3,400,043)	(54,322)
Put Options Expired	(3,400,028)	(60,132)
Put Options Repurchased	(13)	(4,020)

Outstanding, September 30, 2005	63	$18,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF PIMCO MANAGED BOND FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2005:

Counterparty	Type	Strike Price	Expiration Date	Number of Contracts	Premium	Value

JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	$108.00	11/22/05	13	$7,864	$2,844
Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	109.00	11/22/05	25	4,997	11,328
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures	115.00	11/22/05	25	5,388	391

					$18,249	$14,563

(h) Credit default swaps outstanding as of September 30, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Credit Suisse Group	Gaz Capital SA 8.625% due 04/28/34	Sell	0.720%	04/20/06	$100,000	$160
Citibank NA	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.950%	06/20/06	100,000	697
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	100,000	400
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	100,000	528
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	200,000	(2,500)
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	0.110%	12/20/08	100,000	(211)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	0.120%	12/20/08	100,000	(61)
Citigroup Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	0.140%	12/20/08	100,000	(151)
Barclays Bank PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	0.160%	12/20/08	100,000	(333)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	0.210%	12/20/08	100,000	(121)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	0.220%	12/20/08	100,000	(31)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	0.260%	12/20/08	100,000	(212)
Citigroup Inc	Eaton Corp 5.750% due 07/15/12	Buy	0.280%	12/20/08	100,000	(333)
Barclays Bank PLC	FedEx Corp 7.250% due 10/15/12	Buy	0.290%	12/20/08	100,000	(484)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	0.290%	12/20/08	100,000	210
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	0.320%	12/20/08	100,000	(666)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	400,000	24,152
Citibank NA	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	990,000	21,994
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	2.260%	09/20/10	100,000	(861)
Lehman Brothers Holdings Inc	Dow Jones CDX NA XO5 Index	Sell	2.000%	12/20/10	900,000	654

						$42,831

(i) Interest rate swaps outstanding as of September 30, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	4.500%	09/20/09	GBP	900,000	$(2,556)
Merrill Lynch & Co Inc	6-Month GBP-LIBOR	Pay	4.500%	09/20/09		700,000	(879)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	12/15/10		$2,300,000	41,268
UBS Securities Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/10		1,500,000	(21,364)
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	2,500,000	(48,131)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/15		$100,000	2,525
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		200,000	5,141
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		2,100,000	58,009
JPMorgan Chase & Co	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	CAD	300,000	(26)
Merrill Lynch & Co Inc	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25		100,000	121
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/25		$300,000	11,158

							$45,266

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF PIMCO INFLATION MANAGED FUND Schedule of Investments September 30, 2005 (Unaudited)

	Principal Amount		Value

CORPORATE BONDS & NOTES - 2.34%

Financial Services - 2.34%

Ford Motor Credit Co 5.800% due 01/12/09		$500,000	$466,879
General Motors Acceptance Corp 4.509% due 01/16/07 §		500,000	491,583
Pemex Project Funding Master Trust 9.250% due 03/30/18 ~		200,000	255,000
Travelers Property Casualty Corp 3.750% due 03/15/08		100,000	97,283

			1,310,745

Total Corporate Bonds & Notes (Cost $1,307,906)			1,310,745

MORTGAGE-BACKED SECURITIES - 6.40%

Collateralized Mortgage Obligations - 0.52%

Countrywide Home Loan Mortgage Pass-Through Trust 4.170% due 06/25/35 ~ “ §		94,519	94,832
GSR Mortgage Loan Trust 4.541% due 09/25/35 “ §		200,000	197,800

			292,632

Fannie Mae - 5.88%

5.000% due 10/13/35 “ #		500,000	489,531
5.500% due 10/13/35 “ #		2,800,000	2,799,126

			3,288,657

Total Mortgage-Backed Securities (Cost $3,605,362)			3,581,289

ASSET-BACKED SECURITY - 0.02%

Freddie Mac 3.970% due 09/25/31 “ §		11,083	11,092

Total Asset-Backed Security (Cost $11,087)			11,092

U.S. TREASURY OBLIGATIONS - 94.98%

U.S. Treasury Bonds - 0.23%

6.625% due 02/15/27		100,000	126,976

U.S. Treasury Inflation Protected Securities - 94.75%

0.875% due 04/15/10 ^		515,560	502,550
1.625% due 01/15/15 ^		3,375,966	3,336,933
1.875% due 07/15/13 ^		106,357	107,820
1.875% due 07/15/15 ^		803,416	810,760
2.000% due 01/15/14 ^		3,647,271	3,724,349
2.000% due 07/15/14 ^		6,632,320	6,777,143
2.375% due 01/15/25 ^		5,005,329	5,356,488
3.000% due 07/15/12 ^		3,503,737	3,813,873
3.375% due 01/15/07 ^		3,575,497	3,698,827
3.375% due 04/15/32 ^		275,128	363,835
3.500% due 01/15/11 ^		2,244,700	2,472,941
3.625% due 01/15/08 ^		2,660,086	2,816,576
3.625% due 04/15/28 ^		1,896,152	2,481,515
3.875% due 01/15/09 ^		3,573,300	3,877,592
3.875% due 04/15/29 ^		6,832,438	9,355,103
4.250% due 01/15/10 # ^		3,148,713	3,522,994

			53,019,299

Total U.S. Treasury Obligations (Cost $52,617,772)			53,146,275

FOREIGN GOVERNMENT BONDS - 1.34%

Bundesrepublik Deutschland (Germany) 6.250% due 01/04/30	EUR	100,000	172,011
Republic of Brazil (Brazil) 4.313% due 04/15/12 §		$82,354	81,226
8.000% due 01/15/18		100,000	106,150
Russian Federation Government Bond (Russia) 5.000% due 03/31/30 §		100,000	115,155
8.250% due 03/31/10		100,000	108,550
Spanish Government Bond (Spain) 5.750% due 07/30/32	EUR	100,000	164,261

Total Foreign Government Bonds (Cost $739,044)			747,353

MUNICIPAL BONDS - 0.38%

New Hampshire Municipal Bond Bank ‘B’ 5.000% due 08/15/13		$100,000	109,507
Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23		100,000	105,769

Total Municipal Bonds (Cost $195,802)			215,276

SHORT-TERM INVESTMENTS - 6.66%

Commercial Paper - 2.47%

Societe Generale North America Inc 3.780% due 12/23/05		200,000	198,238
UBS Finance LLC DE 3.970% due 01/30/06		1,200,000	1,184,213

			1,382,451

Foreign Government Issues - 3.22%

Dutch Treasury Certificates (Netherlands) 2.014% due 11/30/05	EUR	1,100,000	1,317,775
German Treasury Bills (Germany) 1.996% due 10/19/05		400,000	480,216

			1,797,991

U.S. Treasury Bills - 0.21%

3.380% due 12/15/05 ‡		$115,000	114,247
3.510% due 12/01/05 ‡		5,000	4,974

			119,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF PIMCO INFLATION MANAGED FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

	Shares	Value

Money Market Funds - 0.76%

BlackRock Liquidity Funds Institutional TempCash	212,158	$212,158
BlackRock Liquidity Funds Institutional TempFund	212,158	212,158

		424,316

Total Short-Term Investments (Cost $3,758,172)		3,723,979

TOTAL INVESTMENTS - 112.12% (Cost $62,235,145)		62,736,009

OTHER ASSETS & LIABILITIES, NET - (12.12%)		(6,780,780)

NET ASSETS - 100.00%		$55,955,229

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	94.98%
Short-Term Investments	6.66%
Mortgage-Backed Securities	6.40%
Corporate Bonds & Notes	2.34%
Foreign Government Bonds	1.34%
Municipal Bonds	0.38%
Asset-Backed Security	0.02%

112.12%
Other Assets & Liabilities, Net	(12.12%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $119,221 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (12/05)	5	EUR 500,000	$(1,695)
U.S. Treasury 5-Year Notes (12/05)	28	$2,800,000	(15,969)

Short Futures Outstanding

U.S. Treasury 10-Year Notes (12/05)	15	1,500,000	11,016
U.S. Treasury 20-Year Bonds (12/05)	1	100,000	3,063

			$(3,585)

(d) Investment sold short outstanding as of September 30, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 11/15/13 #	$600,000	$597,586

Total Investment sold short (Proceeds $610,738)		$597,586

(e) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	EUR	1,711,000	11/05	$9,431
Buy	JPY	55,527,000	10/05	(14,914)

				$(5,483)

(f) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	36	$8,099
Call Options Written	46	9,893
Put Options Written	46	10,253
Call Options Expired	(54)	(11,076)
Put Options Expired	(48)	(9,863)

Outstanding, September 30, 2005	26	$7,306

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-21

PACIFIC FUNDS PF PIMCO INFLATION MANAGED FUND Schedule of Investments (Continued) September 30, 2005 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2005:

Counterparty	Type	Strike Price	Expiration Date	Number of Contracts	Premium	Value

JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	$109.00	11/22/05	10	$1,999	$4,531
JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	110.00	11/22/05	6	3,308	5,156
JPMorgan Chase & Co	Call - CBOT U.S. Treasury 10-Year Futures	114.00	11/22/05	10	1,999	313

					$7,306	$10,000

(h) Credit default swap outstanding as of September 30, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$18,499

(i) Interest rate swaps outstanding as of September 30, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	12/15/07	$12,000,000	$(90,488)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07	400,000	(3,016)
UBS AG	3-Month USD-LIBOR	Pay	4.000%	12/15/07	600,000	(4,524)
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	EUR 100,000	(19)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	12/15/10	$200,000	3,564
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/12	300,000	5,922
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR 500,000	(7,051)
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/15/15	$300,000	9,643
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	4,500,000	134,984

						$49,015

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-22

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 127.70%

Asset-Backed Securities - 3.09%

Caterpillar Financial Asset Trust
3.206% due 04/25/06 “	$184,669	$184,669
GE Commercial Equipment Financing LLC
3.424% due 06/20/06 “	311,948	311,948
Honda Auto Receivables Owner Trust
3.182% due 05/15/06 “	185,626	185,626

		682,243

Commercial Paper - 94.47%

ABN AMRO North America Finance Inc
3.740% due 10/26/05	1,000,000	997,403
Alltel Corp
3.720% due 10/04/05	575,000	574,822
Canadian Wheat Board (Canada)
3.700% due 10/11/05	1,000,000	998,972
Coca-Cola Enterprises Inc
3.680% due 10/03/05	750,000	749,847
3.750% due 10/06/05	400,000	399,792
Colgate-Palmolive Co
3.720% due 10/11/05	1,000,000	998,967
First Data Corp
3.720% due 10/07/05	1,000,000	999,380
Gannett Co Inc
3.590% due 10/03/05	1,000,000	999,801
Illinois Tool Works Inc
3.670% due 10/05/05	1,060,000	1,059,568
JPMorgan Chase & Co
3.700% due 10/03/05	1,000,000	999,794
Kimberly-Clark Worldwide Inc
3.580% due 10/14/05	1,000,000	998,707
MassMutual Global Funding
3.730% due 10/18/05	470,000	469,172
Merck & Co Inc
3.710% due 10/21/05	1,000,000	997,939
MetLife Funding Inc
3.740% due 10/21/05	1,195,000	1,192,517
PepsiCo Inc
3.710% due 10/17/05	1,000,000	998,351
Societe Generale North America Inc
3.740% due 10/05/05	1,000,000	999,584
Teachers Insurance & Annuity Association of America
3.710% due 10/07/05	1,150,000	1,149,289
The New York Times Co
3.710% due 10/11/05	1,000,000	998,969
The Southern Co
3.750% due 10/18/05	1,080,000	1,078,087
Toyota Motor Credit Corp
3.730% due 10/13/05	1,020,000	1,018,732
UBS Finance LLC DE
3.730% due 10/03/05	605,000	604,875
3.800% due 10/06/05	600,000	599,683
Wal-Mart Stores Inc
3.740% due 10/18/05	955,000	953,313

		20,837,564

Corporate Notes - 9.95%

American Honda Finance Corp
3.645% due 12/06/05 ~ §	200,000	200,000
Fifth Third Bancorp
3.790% due 10/23/06 ~ §	275,000	275,000
Norddeutsche Landesbank NY
3.710% due 09/14/06 §	1,000,000	999,900
Pfizer Inc
3.660% due 11/04/05 §	220,000	220,000
Westdeutsche Landesbank NY
3.746% due 03/20/06 §	500,000	499,974

		2,194,874

U.S. Government Agency Issues - 20.17%

Federal Home Loan Bank
2.510% due 11/04/05	400,000	400,000
3.250% due 03/07/06 §	500,000	500,000
3.375% due 03/03/06 §	550,000	550,000
3.500% due 04/18/06 §	500,000	500,000
3.500% due 05/09/06 §	500,000	500,000
3.750% due 08/18/06 §	2,000,000	2,000,000

		4,450,000

	Shares

Money Market Fund - 0.02%

BlackRock Liquidity Funds Institutional TempFund	3,810	3,810

Total Short-Term (Amortized Cost $28,168,491) Investments		28,168,491

TOTAL INVESTMENTS - 127.70% (Amortized Cost $28,168,491)		28,168,491

OTHER ASSETS & LIABILITIES, NET - (27.70%)		(6,109,812)

NET ASSETS - 100.00%		$22,058,679

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	94.47%
U.S. Government Agency Issues	20.17%
Corporate Notes	9.95%
Asset-Backed Securities	3.09%
Money Market Fund	0.02%

127.70%
Other Assets & Liabilities, Net	(27.70%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-23

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.32%

Consumer Discretionary - 13.72%

Discovery Holding Co ‘A’ *	4,970	$71,767
EchoStar Communications Corp ‘A’	19,800	585,486
J.C. Penney Co Inc	12,300	583,266
Kimberly-Clark Corp	9,400	559,582
Liberty Global Inc ‘A’ *	4,200	113,736
Liberty Global Inc ‘C’ *	4,200	108,150
Liberty Media Corp ‘A’ *	79,800	642,390
McDonald’s Corp	28,300	947,767
Newell Rubbermaid Inc	26,500	600,225
News Corp ‘B’	88,600	1,461,900
Target Corp	10,200	529,686
Time Warner Inc	56,900	1,030,459
Viacom Inc ‘B’	17,300	571,073
Wal-Mart Stores Inc	16,400	718,648

		8,524,135

Consumer Staples - 6.24%

Altria Group Inc	31,200	2,299,752
Sara Lee Corp	27,100	513,545
The Kroger Co *	51,600	1,062,444

		3,875,741

Energy - 4.45%

Burlington Resources Inc	7,600	618,032
ENSCO International Inc	27,700	1,290,543
Halliburton Co	6,600	452,232
Nabors Industries Ltd * (Bermuda)	5,600	402,248

		2,763,055

Financial Services - 27.16%

American Express Co	15,700	901,808
American International Group Inc	20,700	1,282,572
Bank of America Corp	48,400	2,037,640
Capital One Financial Corp	16,000	1,272,320
Comerica Inc	9,700	571,330
Equity Office Properties Trust	18,000	588,780
Equity Residential	15,600	590,460
Freddie Mac	15,900	897,714
Golden West Financial Corp	12,100	718,619
JPMorgan Chase & Co	26,400	895,752
Loews Corp	10,900	1,007,269
MBNA Corp	12,900	317,856
Merrill Lynch & Co Inc	21,200	1,300,620
The Chubb Corp	7,940	711,027
The Goldman Sachs Group Inc	7,500	911,850
The St. Paul Travelers Cos Inc	5,500	246,785
U.S. Bancorp	19,700	553,176
Wachovia Corp	18,100	861,379
Wells Fargo & Co	20,600	1,206,542

		16,873,499

Health Care - 7.72%

Johnson & Johnson	11,000	696,080
Novartis AG ADR (Switzerland)	13,100	668,100
Pfizer Inc	25,900	646,723
Sanofi-Aventis ADR (France)	20,200	839,310
UnitedHealth Group Inc	17,400	977,880
WellPoint Inc *	12,800	970,496

		4,798,589

Integrated Oils - 8.08%

GlobalSantaFe Corp (Cayman)	15,900	725,358
Marathon Oil Corp	17,700	1,220,061
Nexen Inc (Canada)	4,600	219,236
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	9,300	610,452
Suncor Energy Inc (Canada)	9,000	544,770
Total SA ADR (France)	12,500	1,697,750

		5,017,627

Materials & Processing - 2.77%

Air Products & Chemicals Inc	9,300	512,802
Avery Dennison Corp	12,200	639,158
E.I. du Pont de Nemours & Co	14,500	567,965

		1,719,925

Multi-Industry - 1.33%

Textron Inc	11,500	824,780

Producer Durables - 4.25%

Lexmark International Inc ‘A’ *	9,500	579,975
The Boeing Co	18,200	1,236,690
United Technologies Corp	15,900	824,256

		2,640,921

Technology - 8.89%

Comverse Technology Inc *	21,700	570,059
International Business Machines Corp	7,900	633,738
Maxim Integrated Products Inc	10,800	460,620
Microsoft Corp	48,200	1,240,186
Nokia OYJ ADR (Finland)	66,400	1,122,824
Nortel Networks Corp * (Canada)	245,500	800,330
Raytheon Co	18,200	691,964

		5,519,721

Utilities - 9.71%

Alltel Corp	18,600	1,211,046
AT&T Corp	16,300	322,740
Comcast Corp ‘A’ *	31,100	913,718
SBC Communications Inc	31,700	759,849
Sempra Energy	17,500	823,550
SES GLOBAL SA FDR (Luxembourg)	18,500	290,157
Sprint Nextel Corp	72,001	1,712,183

		6,033,243

Total Common Stocks (Cost $52,967,061)		58,591,236

SHORT-TERM INVESTMENT - 4.49%

Money Market Fund - 4.49%

BlackRock Liquidity Funds Institutional TempFund	2,791,032	2,791,032

Total Short-Term Investment (Cost $2,791,032)		2,791,032

TOTAL INVESTMENTS - 98.81% (Cost $55,758,093)		61,382,268

OTHER ASSETS & LIABILITIES, NET - 1.19%		740,603

NET ASSETS - 100.00%		$62,122,871

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-24

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	27.16%
Consumer Discretionary	13.72%
Utilities	9.71%
Technology	8.89%
Integrated Oils	8.08%
Health Care	7.72%
Consumer Staples	6.24%
Short-Term Investment	4.49%
Energy	4.45%
Producer Durables	4.25%
Materials & Processing	2.77%
Multi-Industry	1.33%

98.81%
Other Assets & Liabilities, Net	1.19%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

A-25

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.07%

Autos & Transportation - 0.46%

Southwest Airlines Co	9,400	$139,590

Consumer Discretionary - 14.78%

Best Buy Co Inc	2,550	111,001
Clear Channel Communications Inc	21,700	713,713
Federated Department Stores Inc	2,634	176,136
Gannett Co Inc	1,600	110,128
Jones Apparel Group Inc	6,074	173,109
Kimberly-Clark Corp	8,900	529,817
Liberty Media Corp ‘A’ *	43,700	351,785
Mattel Inc	9,400	156,792
McDonald’s Corp	4,100	137,309
The Walt Disney Co	18,300	441,579
Time Warner Inc	27,900	505,269
Tribune Co	3,000	101,670
Viacom Inc ‘B’	12,900	425,829
Wal-Mart Stores Inc	12,200	534,604

		4,468,741

Consumer Staples - 7.26%

Altria Group Inc	7,800	574,938
Anheuser-Busch Cos Inc	2,390	102,866
Kraft Foods Inc ‘A’	12,400	379,316
The Coca-Cola Co	10,000	431,900
Unilever NV ‘NY’ (Netherlands)	9,900	707,355

		2,196,375

Energy - 0.41%

Halliburton Co	1,800	123,336

Financial Services - 23.46%

Aflac Inc	1,500	67,950
Ambac Financial Group Inc	2,000	144,120
American International Group Inc	3,700	229,252
Assurant Inc	1,300	49,478
Bank of America Corp	21,100	888,310
Berkshire Hathaway Inc ‘B’ *	5	13,655
Citigroup Inc	20,400	928,608
Fannie Mae	2,300	103,086
First Data Corp	3,400	136,000
Freddie Mac	19,300	1,089,678
Genworth Financial Inc ‘A’	2,800	90,272
JPMorgan Chase & Co	6,900	234,117
Lehman Brothers Holdings Inc	600	69,888
Merrill Lynch & Co Inc	3,900	239,265
MetLife Inc	3,100	154,473
RenaissanceRe Holdings Ltd (Bermuda)	300	13,119
SunTrust Banks Inc	400	27,780
The Bank of New York Co Inc	9,300	273,513
The Chubb Corp	6,400	573,120
The Hartford Financial Services Group Inc	600	46,302
The PNC Financial Services Group Inc	6,000	348,120
The St. Paul Travelers Cos Inc	3,986	178,852
Torchmark Corp	3,600	190,188
Wachovia Corp	8,156	388,144
Wells Fargo & Co	10,500	614,985

		7,092,275

Health Care - 16.61%

AmerisourceBergen Corp	3,900	301,470
Boston Scientific Corp *	4,300	100,491
Bristol-Myers Squibb Co	41,100	988,866
Cardinal Health Inc	2,700	171,288
GlaxoSmithKline PLC ADR (United Kingdom)	29,700	1,523,016
Pfizer Inc	15,600	389,532
Roche Holding AG ADR (Switzerland)	7,000	488,113
Sanofi-Aventis ADR (France)	6,700	278,385
Schering-Plough Corp	18,000	378,900
Wyeth	8,700	402,549

		5,022,610

Integrated Oils - 1.23%

GlobalSantaFe Corp (Cayman)	1,000	45,620
Total SA ADR (France)	2,400	325,968

		371,588

Materials & Processing - 10.78%

Alcoa Inc	22,600	551,892
E.I. du Pont de Nemours & Co	13,800	540,546
Georgia-Pacific Corp	24,910	848,435
International Paper Co	29,258	871,888
Rohm & Haas Co	4,600	189,198
The Dow Chemical Co	6,200	258,354

		3,260,313

Producer Durables - 0.54%

Cognex Corp	1,700	51,119
Credence Systems Corp *	3,800	30,324
Lexmark International Inc ‘A’ *	1,200	73,260
Novellus Systems Inc *	400	10,032

		164,735

Technology - 3.86%

Affiliated Computer Services Inc ‘A’ *	4,900	267,540
Check Point Software Technologies Ltd * (Israel)	800	19,456
Cisco Systems Inc *	9,200	164,956
Dell Inc *	6,600	225,720
Flextronics International Ltd * (Singapore)	3,800	48,830
Hewlett-Packard Co	4,300	125,560
Intel Corp	700	17,255
International Business Machines Corp	1,400	112,308
Microsoft Corp	4,100	105,493
Nokia OYJ ADR (Finland)	2,400	40,584
Telefonaktiebolaget LM Ericsson ADR (Sweden)	1,100	40,524

		1,168,226

Utilities - 11.68%

American Electric Power Co Inc	6,200	246,140
Constellation Energy Group Inc	3,700	227,920
Dominion Resources Inc	2,800	241,192
FirstEnergy Corp	5,400	281,448
Public Service Enterprise Group Inc	2,400	154,464
SBC Communications Inc	37,500	898,875
Sprint Nextel Corp	23,900	568,342
Verizon Communications Inc	27,900	912,051

		3,530,432

Total Common Stocks (Cost $26,118,530)		27,538,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 9.09%

U.S. Government Agency Issue - 9.06%

Fannie Mae 3.500% due 10/03/05	$2,740,000	$2,739,467

	Shares

Money Market Funds - 0.03%

BlackRock Liquidity Funds Institutional TempCash	4,059	4,059
BlackRock Liquidity Funds Institutional TempFund	4,059	4,059

		8,118

Total Short-Term Investments (Cost $2,747,585)		2,747,585

TOTAL INVESTMENTS - 100.16% (Cost $28,866,115)		30,285,806

OTHER ASSETS & LIABILITIES, NET - (0.16%)		(47,888)

NET ASSETS - 100.00%		$30,237,918

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.46%
Health Care	16.61%
Consumer Discretionary	14.78%
Utilities	11.68%
Materials & Processing	10.78%
Short-Term Investments	9.09%
Consumer Staples	7.26%
Technology	3.86%
Integrated Oils	1.23%
Producer Durables	0.54%
Autos & Transportation	0.46%
Energy	0.41%

100.16%
Other Assets & Liabilities, Net	(0.16%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.60%

Autos & Transportation - 6.45%

C.H. Robinson Worldwide Inc	16,525	$1,059,583
Expeditors International of Washington Inc	17,900	1,016,362
Harley-Davidson Inc	11,800	571,592

		2,647,537

Consumer Discretionary - 40.33%

Activision Inc *	31,233	638,715
BJ’s Wholesale Club Inc *	14,100	391,980
Career Education Corp *	14,400	512,064
Chico’s FAS Inc *	11,720	431,296
ChoicePoint Inc *	9,025	389,609
Expedia Inc *	11,200	221,872
Gaylord Entertainment Co *	7,900	376,435
Getty Images Inc *	16,751	1,441,256
International Game Technology	43,350	1,170,450
International Speedway Corp ‘A’	9,610	504,237
Iron Mountain Inc *	27,252	1,000,148
ITT Educational Services Inc *	10,550	520,643
Lamar Advertising Co ‘A’ *	13,485	611,680
Monster Worldwide Inc *	36,100	1,108,631
NetEase.com Inc ADR * (Cayman)	4,500	405,045
P.F. Chang’s China Bistro Inc *	12,280	550,512
Penn National Gaming Inc *	14,500	451,095
SCP Pool Corp	10,000	349,300
Shanda Interactive Entertainment Ltd ADR * (Cayman)	9,600	259,680
SINA Corp * (Cayman)	8,900	244,750
Station Casinos Inc	13,175	874,293
Strayer Education Inc	7,725	730,167
The Cheesecake Factory Inc *	12,350	385,814
The Corporate Executive Board Co	19,083	1,488,092
Tractor Supply Co *	10,868	496,124
Weight Watchers International Inc *	6,900	355,902
Wynn Resorts Ltd *	14,345	647,677

		16,557,467

Consumer Staples - 1.49%

Loews Corp - Carolina Group	15,400	610,302

Financial Services - 8.09%

Ameritrade Holding Corp *	20,750	445,710
Brown & Brown Inc	8,300	412,427
Calamos Asset Management Inc ‘A’	22,088	545,132
CB Richard Ellis Group Inc ‘A’ *	8,800	432,960
Chicago Mercantile Exchange Holdings Inc	3,310	1,116,463
White Mountains Insurance Group Ltd (Bermuda)	610	368,440

		3,321,132

Health Care - 10.89%

Dade Behring Holdings Inc	25,650	940,329
DaVita Inc *	8,300	382,381
Gen-Probe Inc *	8,850	437,632
INAMED Corp *	8,350	631,928
Kinetic Concepts Inc *	6,202	352,274
Patterson Cos Inc *	8,933	357,588
Stericycle Inc *	16,673	952,862
Techne Corp *	7,325	417,379

		4,472,373

Integrated Oils - 6.20%

Ultra Petroleum Corp * (Canada)	44,780	2,547,086

Materials & Processing - 2.85%

Cameco Corp (Canada)	7,700	411,950
Rinker Group Ltd ADR (Australia)	6,992	444,761
The St. Joe Co	5,008	312,750

		1,169,461

Multi-Industry - 1.16%

Brascan Corp ‘A’ (Canada)	10,200	475,320

Producer Durables - 7.14%

Crown Castle International Corp *	40,362	994,116
Desarrolladora Homex SA de CV ADR * (Mexico)	18,620	571,820
Lexmark International Inc ‘A’ *	9,425	575,397
NVR Inc *	895	792,030

		2,933,363

Technology - 6.69%

Freescale Semiconductor Inc ‘A’ *	15,300	358,173
Marvell Technology Group Ltd * (Bermuda)	13,975	644,387
Red Hat Inc *	27,900	591,201
salesforce.com inc *	28,500	658,920
Tessera Technologies Inc *	16,600	496,506

		2,749,187

Utilities - 7.31%

NII Holdings Inc *	17,970	1,517,566
Questar Corp	6,025	530,923
Southwestern Energy Co *	12,990	953,466

		3,001,955

Total Common Stocks (Cost $32,476,751)		40,485,183

	Principal Amount

SHORT-TERM INVESTMENTS - 1.52%

U.S. Government Agency Issue - 1.51%

Fannie Mae
3.500% due 10/03/05	$620,000	619,879

	Shares

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	4,670	4,670

Total Short-Term Investments (Cost $624,549)		624,549

TOTAL INVESTMENTS - 100.12% (Cost $33,101,300)		41,109,732

OTHER ASSETS & LIABILITIES, NET - (0.12%)		(50,463)

NET ASSETS - 100.00%		$41,059,269

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	40.33%
Health Care	10.89%
Financial Services	8.09%
Utilities	7.31%
Producer Durables	7.14%
Technology	6.69%
Autos & Transportation	6.45%
Integrated Oils	6.20%
Materials & Processing	2.85%
Short-Term Investments	1.52%
Consumer Staples	1.49%
Multi-Industry	1.16%

100.12%
Other Assets & Liabilities, Net	(0.12%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS PF VAN KAMPEN REAL ESTATE FUND Schedule of Investments September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.26%

Consumer Discretionary - 9.97%

Hilton Hotels Corp	40,320	$899,943
Lodgian Inc *	1,900	19,475
Starwood Hotels & Resorts Worldwide Inc	16,555	946,449

		1,865,867

Financial Services - 85.13%

Acadia Realty Trust	8,420	151,476
AMB Property Corp	10,945	491,430
American Campus Communities Inc	2,500	60,050
AMLI Residential Properties Trust	1,300	41,691
Apartment Investment & Management Co ‘A’	1,865	72,325
Archstone-Smith Trust	19,965	796,004
Arden Realty Inc	12,340	508,038
AvalonBay Communities Inc	10,265	879,710
Boston Properties Inc	11,890	843,001
Brandywine Realty Trust	7,890	245,300
BRE Properties Inc ‘A’	6,300	280,350
Brookfield Properties Corp (Canada)	28,297	833,913
Capital Automotive REIT	1,280	49,549
Cedar Shopping Centers Inc	1,900	27,493
Correctional Properties Trust	655	19,263
Developers Diversified Realty Corp	1,270	59,309
Equity Lifestyle Properties Inc	5,745	258,525
Equity Office Properties Trust	10,960	358,502
Equity Residential	12,040	455,714
Essex Property Trust Inc	4,600	414,000
Federal Realty Investment Trust	9,720	592,240
Gables Residential Trust	2,285	99,740
General Growth Properties Inc	4,795	215,439
Health Care Property Investors Inc	3,990	107,690
Heritage Property Investment Trust Inc	2,340	81,900
Highwoods Properties Inc	1,400	41,314
Host Marriott Corp	34,020	574,938
Kilroy Realty Corp	100	5,603
Legacy Hotels REIT (Canada)	9,000	54,270
Liberty Property Trust	100	4,254
Mack-Cali Realty Corp	8,655	388,956
MeriStar Hospitality Corp *	8,790	80,253
Omega Healthcare Investors Inc	7,275	101,268
Pan Pacific Retail Properties Inc	355	23,394
Post Properties Inc	8,545	318,301
Prentiss Properties Trust	2,480	100,688
ProLogis	11,212	496,804
PS Business Parks Inc CA	4,215	193,047
Public Storage Inc	9,020	604,340
Ramco-Gershenson Properties Trust	800	23,352
Reckson Associates Realty Corp	8,650	298,857
Regency Centers Corp	9,805	563,297
Senior Housing Properties Trust	12,245	232,655
Shurgard Storage Centers Inc ‘A’	7,776	434,445
Simon Property Group Inc	22,540	1,670,665
SL Green Realty Corp	5,800	395,444
Spirit Finance Corp	4,935	55,519
Taubman Centers Inc	7,020	222,534
The Macerich Co	8,455	549,068
Trizec Properties Inc	2,165	49,925
Universal Health Realty Income Trust	400	13,300
Vornado Realty Trust	5,510	477,276
Windrose Medical Properties Trust	710	10,849

		15,927,268

Health Care - 0.01%

Sunrise Senior Living REIT (Canada)	200	2,328

Materials & Processing - 1.15%

Forest City Enterprises Inc ‘A’	5,620	214,122

Total Common Stocks (Cost $15,889,622)		18,009,585

SHORT-TERM INVESTMENT - 3.72%

Money Market Fund - 3.72%

BlackRock Liquidity Funds Institutional TempFund	695,581	695,581

Total Short-Term Investment (Cost $695,581)		695,581

TOTAL INVESTMENTS - 99.98% (Cost $16,585,203)		18,705,166

OTHER ASSETS & LIABILITIES, NET - 0.02%		4,380

NET ASSETS - 100.00%		$18,709,546

Note to Schedule of Investments

(a) As of September 30, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	85.13%
Consumer Discretionary	9.97%
Short-Term Investment	3.72%
Materials & Processing	1.15%
Health Care	0.01%

99.98%
Other Assets & Liabilities, Net	0.02%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-31

PACIFIC FUNDS Explanation of Symbols and Terms Schedule of Investments September 30, 2005 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of September 30, 2005.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate listed is as of September 30, 2005.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Eurodollar
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
TSE	Toronto Stock Exchange

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund

ASSETS
Investments, at cost	$22,451,357	$54,225,674	$157,489,699	$145,218,046	$51,887,320	$43,770,984	$7,086,203

Investments, at value	$22,831,404	$56,385,596	$167,520,723	$156,916,192	$57,559,762	$48,377,049	$7,182,900
Cash	3,557	—	—	233,457	26,239	1,193	1,002,098
Receivables:
Dividends and interest	44,732	84,823	185,317	93,396	7,565	28,547	2,483
Fund shares sold	9,649	281,801	863,476	960,892	191,989	33,687	363
Securities sold	—	13,948	63,036	—	—	596,912	—
Due from adviser	18,196	35,966	95,804	87,951	36,640	17,101	10,217
Prepaid expenses and other assets	10,797	11,095	12,203	16,123	11,439	18,510	19,509

Total Assets	22,918,335	56,813,229	168,740,559	158,308,011	57,833,634	49,072,999	8,217,570

LIABILITIES
Payables:
Fund shares redeemed	36,917	75,634	475,858	210,912	25,495	11,472	9,116
Securities purchased	47,963	84,650	184,799	326,400	33,478	705,444	—
Due to custodian	—	13,948	63,036	—	—	—	—
Capital gains distributions	—	—	—	50	—	—	—
Accrued advisory fees	—	—	—	—	—	36,515	6,745
Accrued administration fees	6,436	16,136	47,221	44,150	16,210	13,453	2,361
Accrued deferred trustee compensation	1,155	2,663	7,474	6,820	2,820	20,154	5,951
Accrued distribution and service (12b-1) fees	8,003	15,659	41,288	37,652	12,149	20,064	3,747
Accrued other	26,291	46,857	127,539	115,801	47,257	53,593	24,897

Total Liabilities	126,765	255,547	947,215	741,785	137,409	860,695	52,817

NET ASSETS	$22,791,570	$56,557,682	$167,793,344	$157,566,226	$57,696,225	$48,212,304	$8,164,753

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2005 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund

NET ASSETS CONSIST OF:
Paid-in capital	$22,300,675	$54,141,412	$157,120,796	$145,417,940	$52,111,598	$46,951,396	$7,545,150
Undistributed/accumulated net investment income (loss)	171,316	275,118	531,782	206,288	(8,535)	(161,031)	(50,456)
Undistributed/accumulated net realized gain (loss)	(60,468)	(18,770)	109,742	243,852	(79,280)	(3,183,663)	573,362
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	380,047	2,159,922	10,031,024	11,698,146	5,672,442	4,605,602	96,697

NET ASSETS	$22,791,570	$56,557,682	$167,793,344	$157,566,226	$57,696,225	$48,212,304	$8,164,753

Class A Shares:
Net Assets	$9,232,950	$27,324,913	$71,913,386	$63,449,896	$28,044,916	$46,119,402	$7,255,436
Shares of beneficial interest outstanding	892,022	2,560,934	6,510,713	5,626,094	2,439,192	4,390,676	691,798
Net Asset Value *	$10.35	$10.67	$11.05	$11.28	$11.50	$10.50	$10.49
Sales Charge - Maximum is 5.50% of offering price	0.60	0.62	0.64	0.66	0.67	0.61	0.61

Maximum offering price per share	$10.95	$11.29	$11.69	$11.94	$12.17	$11.11	$11.10

Class B Shares:
Net Assets	$1,962,034	$8,424,384	$26,144,928	$26,640,823	$8,168,094	$561,360	$308,893
Shares of beneficial interest outstanding	190,459	793,521	2,378,859	2,374,379	714,049	54,454	30,078
Net Asset Value and offering price per share *	$10.30	$10.62	$10.99	$11.22	$11.44	$10.31	$10.27

Class C Shares:
Net Assets	$11,586,585	$20,798,377	$69,725,011	$67,465,481	$21,473,178	$1,531,542	$600,424
Shares of beneficial interest outstanding	1,125,872	1,958,714	6,350,155	6,023,417	1,878,782	148,755	58,399
Net Asset Value and offering price per share *	$10.29	$10.62	$10.98	$11.20	$11.43	$10.30	$10.28

Class R Shares: **
Net Assets	$10,001	$10,008	$10,019	$10,026	$10,037
Shares of beneficial interest outstanding	966	938	907	889	873
Net Asset Value	$10.35	$10.67	$11.05	$11.28	$11.50

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Class R shares are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2005 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF Oppenheimer Main Street® Core Fund (1)		PF Oppenheimer Emerging Markets Fund (1)

ASSETS
Investments, at cost	$40,627,848	$22,105,807	$30,802,171	$54,409,728	$40,361,738	$—		$—

Investments, at value	$40,368,324	$26,536,381	$31,896,986	$64,724,625	$47,745,263	$—		$—
Cash (2)	2,019,496	—	2,178,951	—	—	10,010		4,010
Foreign currency held, at value (3)	—	—	—	—	56,474	—		—
Receivables:
Dividends and interest	253,057	18,944	30,843	242,476	91,306	—		—
Fund shares sold	13,535	19,524	47,488	25,064	14,929	—		—
Securities sold	—	44,184	194,470	—	356,540	—		—
Due from adviser	10,945	11,831	17,995	19,154	28,362	238		250
Forward foreign currency contracts appreciation	—	22,471	—	—	—	—		—
Prepaid expenses and other assets	1,178	17,411	5,005	17,830	17,669	—		6,000

Total Assets	42,666,535	26,670,746	34,371,738	65,029,149	48,310,543	10,248		10,260

LIABILITIES
Payables:
Fund shares redeemed	11,558	2,168	4,238,962	6,489	2,323	—		—
Securities purchased	—	228,921	191,606	—	236,586	—		—
Variation margin	15,276	—	—	—	—	—		—
Income distributions	37	—	—	—	—	—		—
Accrued advisory fees	20,705	15,780	23,296	44,617	40,897	—	(4)	—	(4)
Accrued administration fees	12,078	7,364	9,592	18,372	13,632	—	(4)	—	(4)
Accrued deferred trustee compensation	2,316	8,492	884	12,257	6,763	—		—
Accrued distribution and service (12b-1) fees	17,539	10,935	13,781	26,999	19,914	—	(4)	—	(4)
Accrued other	37,183	32,007	38,994	59,955	85,978	238		250

Total Liabilities	116,692	305,667	4,517,115	168,689	406,093	238		250

NET ASSETS	$42,549,843	$26,365,079	$29,854,623	$64,860,460	$47,904,450	$10,010		$10,010

(1)	Operations commenced on September 30, 2005.

(2)	Includes margin deposits of $35,000 segregated for futures contracts in the PF Goldman Sachs Short Duration Bond Fund.

(3)	Foreign currency held at cost for the MFS International Large-Cap Fund was $55,118.

(4)	Amounts represent less than $1.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2005 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF Oppenheimer Main Street Core Fund (1)	PF Oppenheimer Emerging Markets Fund (1)

NET ASSETS CONSIST OF:
Paid-in capital	$43,154,563	$23,513,421	$27,819,674	$54,272,237	$40,181,673	$10,010	$10,010
Undistributed/accumulated net investment income (loss)	1,030	(64,735)	(22,856)	376,451	126,264	—	—
Undistributed/accumulated net realized gain (loss)	(284,179)	(1,536,415)	962,990	(95,077)	215,016	—	—
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(321,571)	4,452,808	1,094,815	10,306,849	7,381,497	—	—

NET ASSETS	$42,549,843	$26,365,079	$29,854,623	$64,860,460	$47,904,450	$10,010	$10,010

Class A Shares:
Net Assets	$41,959,135	$25,248,025	$29,666,829	$63,021,808	$46,817,946	$10,010	$10,010
Shares of beneficial interest outstanding	4,276,082	2,218,414	2,813,497	4,530,960	3,381,623	1,001	1,001

Net Asset Value *	$9.81	$11.38	$10.54	$13.91	$13.84	$10.00	$10.00
Sales Charge - Maximum is 5.50% of offering price	0.57	0.66	0.61	0.81	0.81	—	—

Maximum offering price per share	$10.38	$12.04	$11.15	$14.72	$14.65	$10.00	$10.00

Class B Shares:
Net Assets	$31,179	$415,934	$47,167	$373,590	$351,068
Shares of beneficial interest outstanding	3,182	37,160	4,480	27,330	25,863
Net Asset Value and offering price per share *	$9.80	$11.19	$10.53	$13.67	$13.57

Class C Shares:
Net Assets	$559,529	$701,120	$140,627	$1,465,062	$735,436
Shares of beneficial interest outstanding	57,129	62,870	13,382	107,268	54,084
Net Asset Value and offering price per share *	$9.79	$11.15	$10.51	$13.66	$13.60

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)

PF Oppenheimer Main Street Core and PF Oppenheimer Emerging Markets Funds offer Class A shares only and are not subject to a front-end sales load. Only the PF Portfolio Optimization Models can invest in these two Funds.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2005 (Unaudited)

	PF PIMCO Managed Bond Fund	PF PIMCO Inflation Managed Fund	PF Pacific Life Money Market Fund	PF Salomon Brothers Large-Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund	PF Van Kampen Real Estate Fund

ASSETS
Investments, at cost	$68,807,694	$62,235,145	$28,168,491	$55,758,093	$28,866,115	$33,101,300	$16,585,203

Investments, at value	$68,777,670	$62,736,009	$28,168,491	$61,382,268	$30,285,806	$41,109,732	$18,705,166
Cash	—	—	—	240,411	—	—	—
Foreign currency held, at value (1)	130,989	21,375	—	—	—	—	—
Deposit with brokers for securities sold short	507,521	610,738	—	—	—	—	—
Receivables:
Dividends and interest	420,955	422,686	30,071	108,815	39,775	4,741	89,617
Fund shares sold	20,565	39,996	69,704	49,776	23,451	29,149	19,087
Securities sold	3,219,236	—	—	613,249	11,698	—	—
Due from adviser	19,192	15,325	9,624	18,123	12,469	16,344	13,904
Forward foreign currency contracts appreciation	7,446	9,431	—	—	—	—	—
Prepaid expenses and other assets	17,694	1,815	19,007	19,499	18,107	18,055	3,691
Swap appreciation	167,017	172,612	—	—	—	—	—

Total Assets	73,288,285	64,029,987	28,296,897	62,432,141	30,391,306	41,178,021	18,831,465

LIABILITIES
Payables:
Fund shares redeemed	29,605	13,423	5,177,130	27,202	4,191	1,469	2,200
Securities purchased	14,762,543	6,859,859	1,001,961	123,396	57,976	—	62,190
Securities sold short, at value (proceeds $507,521 and $610,738, respectively)	498,438	597,586	—	—	—	—	—
Swap agreements	—	1,412	—	—	—	—	—
Variation margin	11,478	3,398	—	—	—	—	—
Income distributions	3,954	5,907	180	—	—	—	—
Accrued advisory fees	28,097	27,381	8,787	42,418	23,247	29,463	16,395
Accrued administration fees	16,390	15,972	7,688	17,466	8,565	11,458	5,217
Accrued deferred trustee compensation	21,377	6,890	11,262	14,874	7,516	9,994	480
Accrued distribution and service (12b-1) fees	24,829	25,446	5,492	25,819	12,879	17,380	7,496
Accrued other	361,474	387,472	25,718	58,095	39,014	48,988	27,941
Forward foreign currency contracts depreciation	21,081	14,914	—	—	—	—	—
Outstanding options written, at value (premiums received $ 18,249 and $7,306, respectively)	14,563	10,000	—	—	—	—	—
Swap depreciation	78,920	105,098	—	—	—	—	—

Total Liabilities	15,872,749	8,074,758	6,238,218	309,270	153,388	118,752	121,919

NET ASSETS	$57,415,536	$55,955,229	$22,058,679	$62,122,871	$30,237,918	$41,059,269	$18,709,546

(1)	Foreign currency held at cost for the PF PIMCO Managed Bond and PF PIMCO Inflation Managed Fund were $130,985 and $21,379, respectively.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2005 (Unaudited)

	PF PIMCO	PF PIMCO		PF Salomon
	Managed	Inflation	PF Pacific Life	Brothers	PF Van Kampen	PF Van Kampen	PF Van Kampen
	Bond	Managed	Money Market	Large-Cap Value	Comstock	Mid-Cap Growth	Real Estate
	Fund	Fund	Fund (1)	Fund	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$57,122,391	$55,476,935	$22,050,227	$56,204,445	$27,905,334	$33,292,985	$16,397,698
Undistributed/accumulated net investment income (loss)	275,039	195,196	8,448	54,524	71,995	(268,177)	78,811
Undistributed/accumulated net realized gain (loss)	27,069	(286,385)	4	239,727	840,898	26,029	113,074
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(8,963)	569,483	—	5,624,175	1,419,691	8,008,432	2,119,963

NET ASSETS	$57,415,536	$55,955,229	$22,058,679	$62,122,871	$30,237,918	$41,059,269	$18,709,546

Class A Shares:
Net Assets	$54,043,396	$49,576,411	$22,058,679	$59,986,566	$28,704,175	$38,527,696	$18,594,933
Shares of beneficial interest outstanding	5,308,515	4,699,201	22,060,443	5,044,976	2,325,183	3,784,571	1,682,615
Net Asset Value *	$10.18	$10.55	$1.00	$11.89	$12.34	$10.18	$11.05
Sales Charge - Maximum is 5.50% of offering price	0.59	0.61	—	0.69	0.72	0.59	0.64

Maximum offering price per share	$10.77	$11.16	$1.00	$12.58	$13.06	$10.77	$11.69

Class B Shares:
Net Assets	$1,158,958	$1,529,409		$529,862	$455,463	$773,857	$73,888
Shares of beneficial interest outstanding	114,085	145,779		45,095	37,429	77,314	6,698
Net Asset Value and offering price per share *	$10.16	$10.49		$11.75	$12.17	$10.01	$11.03

Class C Shares:
Net Assets	$2,213,182	$4,849,409		$1,606,443	$1,078,280	$1,757,716	$40,725
Shares of beneficial interest outstanding	217,542	462,184		137,035	88,738	175,878	3,690
Net Asset Value and offering price per share *	$10.17	$10.49		$11.72	$12.15	$9.99	$11.04

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (Unaudited)

							PF AIM
	PF Portfolio	PF Portfolio	PF Portfolio	PF Portfolio	PF Portfolio	PF AIM	Aggressive
	Optimization	Optimization	Optimization	Optimization	Optimization	Blue Chip	Growth
	Model A	Model B	Model C	Model D	Model E	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$—	$—	$—	$—	$—	$252,747	$28,363
Dividends from mutual fund investments	203,725	345,074	745,426	407,440	59,174	—	—
Interest	1,119	1,295	3,511	3,448	1,824	27,611	7,413

Total Investment Income	204,844	346,369	748,937	410,888	60,998	280,358	35,776

EXPENSES
Advisory fees	—	—	—	—	—	208,572	40,142
Administration fees	38,453	86,470	258,704	236,211	88,621	76,842	14,050
Support services expenses	7,440	15,653	48,376	42,881	16,392	16,250	2,300
Custodian fees and expenses	15,034	15,582	19,362	18,733	14,508	23,233	33,099
Shareholder reports	2,435	5,160	15,790	14,009	5,408	5,395	791
Distribution and service (12b-1) fees
Class A	25,058	57,547	158,875	135,586	58,263	104,955	17,869
Class B	9,055	38,222	115,508	114,594	35,930	2,667	1,463
Class C	50,692	93,743	305,896	289,124	100,748	6,971	2,942
Class R (2)	—	—	—	—	—	N/A	N/A
Transfer agency out-of-pocket expenses	11,535	25,563	75,680	67,187	27,023	27,214	4,653
Registration fees	18,325	20,787	28,583	25,019	21,398	17,288	15,464
Legal and audit fees	5,976	10,849	32,214	28,731	11,537	10,054	1,278
Trustees’ fees and expenses	1,664	3,347	11,167	9,766	3,454	3,623	348
Other	2,966	5,590	11,278	10,303	5,714	7,733	4,962

Total Expenses	188,633	378,513	1,081,433	992,144	388,996	510,797	139,361
Adviser Expense Reimbursement/Distributor Waiver	(156,138)	(308,879)	(867,813)	(790,286)	(320,658)	(88,835)	(58,881)

Net Expenses	32,495	69,634	213,620	201,858	68,338	421,962	80,480

NET INVESTMENT INCOME (LOSS)	172,349	276,735	535,317	209,030	(7,340)	(141,604)	(44,704)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	(35,634)	(30,453)	(88,311)	(2,087)	(88,256)	(83,019)	671,604
Futures contracts and written option transactions	—	—	—	—	—	47,179	—
Foreign currency transactions	—	—	—	—	—	903	—
Capital gain distributions from mutual fund investments	24,930	72,750	248,089	287,529	113,238	—	—

Net Realized Gain (Loss)	(10,704)	42,297	159,778	285,442	24,982	(34,937)	671,604

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1)	283,995	1,342,672	6,632,068	7,742,447	3,616,957	1,706,574	(255,708)
Futures contracts and written options	—	—	—	—	—	3,557	(2,352)
Foreign currency transactions	—	—	—	—	—	(463)	—

Change in Net Unrealized Appreciation (Depreciation)	283,995	1,342,672	6,632,068	7,742,447	3,616,957	1,709,668	(258,060)

NET GAIN	273,291	1,384,969	6,791,846	8,027,889	3,641,939	1,674,731	413,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445,640	$1,661,704	$7,327,163	$8,236,919	$3,634,599	$1,533,127	$368,840

(1)	Dividends were net of $329 foreign taxes withheld for the PF AIM Blue Chip Fund. No foreign tax was withheld on realized and change in unrealized capital gains for all these funds.

(2)	Class R shares commenced operations on September 30, 2005 and amounts represent less than $1. Class R shares are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF Oppenhiemer Main Street Core Fund (1)		PF Oppenhiemer Emerging Markets Fund (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$35,401	$103,548	$250,302	$950,512	$578,439	$—		$—
Interest	576,701	20,993	297	423	27,363	—	(3)	—	(3)

Total Investment Income	612,102	124,541	250,599	950,935	605,802	—	(3)	—	(3)

EXPENSES
Advisory fees	113,196	88,249	128,742	236,327	215,485	—	(3)	—	(3)
Administration fees	66,031	41,183	53,012	97,311	71,828	—	(3)	—	(3)
Support services expenses	12,542	7,625	10,153	18,780	13,801	22		9
Custodian fees and expenses	8,500	24,271	14,276	36,007	110,788	55		98
Shareholder reports	4,158	2,480	3,327	6,193	4,558	7		3
Distribution and service (12b-1) fees
Class A	92,722	56,523	75,365	134,843	100,230	—	(3)	—	(3)
Class B	138	1,950	174	1,811	1,687	—		—
Class C	3,079	2,671	557	6,535	3,077	—		—
Transfer agency out-of-pocket expenses	20,064	12,531	16,446	29,868	22,350	30		23
Registration fees	17,392	16,114	16,344	18,129	17,286	2		1
Legal and audit fees	7,771	4,760	6,470	12,047	8,642	14		6
Trustees’ fees and expenses	2,628	1,636	2,550	4,308	3,159	5		2
Offering expenses	—	—	33,787	—	—	96		96
Other	6,330	6,099	6,359	8,471	10,602	7		12

Total Expenses	354,551	266,092	367,562	610,630	583,493	238		250
Adviser Expense Reimbursement	(60,519)	(63,750)	(94,566)	(105,999)	(170,664)	(238)		(250)

Net Expenses	294,032	202,342	272,996	504,631	412,829	—	(3)	—	(3)

NET INVESTMENT INCOME (LOSS)	318,070	(77,801)	(22,397)	446,304	192,973	—	(3)	—	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (2)	(120,432)	42,488	974,387	473,395	497,148	—		—
Futures contracts and written option transactions	(8,170)	—	—	—	—	—		—
Foreign currency transactions	—	5,890	—	(122,117)	(25,685)	—		—

Net Realized Gain (Loss)	(128,602)	48,378	974,387	351,278	471,463	—		—

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	38,195	1,678,685	1,142,775	2,505,790	2,950,575	—		—
Futures contracts and written options	(79,995)	—	—	—	—	—		—
Foreign currency transactions	—	(411)	—	(5,753)	(5,954)	—		—

Change in Net Unrealized Appreciation (Depreciation)	(41,800)	1,678,274	1,142,775	2,500,037	2,944,621	—		—

NET GAIN (LOSS)	(170,402)	1,726,652	2,117,162	2,851,315	3,416,084	—		—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,668	$1,648,851	$2,094,765	$3,297,619	$3,609,057	$—	(3)	$—	(3)

(1)	Operations commenced on September 30, 2005.

(2)

Dividends were net of $0, $4,104, $0, $117,570, $69,303, $0, and $0 foreign taxes withheld, respectively. No foreign capital gains tax was withheld on realized and change in unrealized capital gains for all of these funds.

(3)	Amounts represent less than $1.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (Unaudited)

	PF PIMCO	PF PIMCO		PF Salomon
	Managed	Inflation	PF Pacific Life	Brothers	PF Van Kampen	PF Van Kampen	PF Van Kampen
	Bond	Managed	Money Market	Large-Cap Value	Comstock	Mid-Cap Growth	Real Estate
	Fund	Fund	Fund (1)	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$21,306	$8,145	$573	$564,633	$304,040	$77,036	$284,790
Interest	1,039,272	1,449,081	415,356	5,858	41,021	11,954	—

Total Investment Income	1,060,578	1,457,226	415,929	570,491	345,061	88,990	284,790

EXPENSES
Advisory fees	158,095	155,798	52,224	234,449	130,784	166,640	92,619
Administration fees	92,222	90,882	45,696	96,538	48,184	64,805	29,470
Support services expenses	20,434	18,165	8,760	18,515	9,112	12,573	6,826
Custodian fees and expenses	31,081	14,096	13,244	19,737	23,672	24,826	8,167
Shareholder reports	5,902	5,159	2,877	6,145	3,025	4,166	2,225
Distribution and service (12b-1) fees
Class A	122,832	113,779	45,289	132,793	65,288	86,984	41,915
Class B	5,833	6,741	1,795	2,495	2,066	3,462	194
Class C	11,995	25,364	4,871	7,742	5,026	7,725	174
Transfer agency out-of-pocket expenses	28,096	26,114	13,624	31,100	15,153	21,447	10,881
Registration fees	18,315	18,708	17,774	17,579	16,486	16,932	15,905
Legal and audit fees	12,027	10,292	11,413	11,660	5,597	7,594	4,388
Trustees’ fees and expenses	3,630	3,472	1,384	4,123	1,879	2,761	1,717
Offering expenses	—	—	—	—	—	—	33,767
Other	19,253	7,434	5,558	8,200	6,004	6,975	4,589

Total Expenses	529,715	496,004	224,509	591,076	332,276	426,890	252,837
Adviser Expense Reimbursement/ Distributor Waiver	(112,388)	(77,473)	(116,933)	(89,478)	(67,162)	(78,759)	(80,045)

Net Expenses	417,327	418,531	107,576	501,598	265,114	348,131	172,792

NET INVESTMENT INCOME (LOSS)	643,251	1,038,695	308,353	68,893	79,947	(259,141)	111,998

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (2)	(89,631)	(196,322)	(5)	1,113,520	858,997	3,140,784	115,055
Closed short positions	(49,309)	(19,563)	—	—	—	—	—
Futures contracts and written option transactions	544,299	137,365	—	—	—	—	—
Foreign currency transactions	(25,000)	48,985	—	(657)	—	—	15

Net Realized Gain (Loss)	380,359	(29,535)	(5)	1,112,863	858,997	3,140,784	115,070

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	239,569	92,143	—	1,747,206	(669,975)	2,027,626	2,465,061
Short positions	17,273	(9,414)	—	—	—	—	—
Futures contracts and written options	77,748	9,414	—	—	—	—	—
Foreign currency transactions	(89,350)	(6,980)	—	—	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	245,240	85,163	—	1,747,206	(669,975)	2,027,626	2,465,061

NET GAIN (LOSS)	625,599	55,628	(5)	2,860,069	189,022	5,168,410	2,580,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,268,850	$1,094,323	$308,348	$2,928,962	$268,969	$4,909,269	$2,692,129

(1)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005.
(2)

Dividends were net of $0, $0, $0, $11,706, $5,033, $696, and $2,077 foreign taxes withheld, respectively. No foreign capital gains tax was withheld on realized and change in unrealized capital gains for all of these funds.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PF Portfolio Optimization Model A		PF Portfolio Optimization Model B		PF Portfolio Optimization Model C

	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005

OPERATIONS
Net investment income	$172,349	$122,443	$276,735	$224,303	$535,317	$389,638
Net realized gain (loss)	(10,704)	101,961	42,297	201,563	159,778	784,685
Change in net unrealized appreciation	283,995	42,929	1,342,672	707,315	6,632,068	3,143,457

Net Increase in Net Assets Resulting from Operations	445,640	267,333	1,661,704	1,133,181	7,327,163	4,317,780

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(20,594)	(79,955)	(30,499)	(195,045)	(41,299)	(349,335)
Class B	(1,840)	(9,600)	(3,176)	(46,158)	—	(103,677)
Class C	(8,123)	(80,037)	(8,055)	(114,632)	—	(266,646)
Class R (2)	—	—	—	—	—	—
Net realized gains
Class A	(24,981)	(11,708)	(8,364)	(39,753)	(118,932)	(83,398)
Class B	(4,146)	(1,839)	(2,897)	(12,566)	(44,116)	(33,783)
Class C	(22,427)	(14,838)	(7,113)	(30,957)	(115,752)	(89,938)
Class R (2)	—	—	—	—	—	—

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	(82,111)	(197,977)	(60,104)	(439,111)	(320,099)	(926,777)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	4,990,025	7,708,691	9,328,008	16,313,119	23,723,263	44,234,234
Class B	600,987	1,238,441	2,456,023	4,426,424	7,503,535	13,817,119
Class C	5,682,364	7,455,702	7,633,248	12,994,985	18,520,820	39,370,763
Class R (2)	10,010	—	10,010	—	10,010	—
Dividend and distribution reinvestments
Class A	41,036	88,651	35,609	218,240	143,816	410,402
Class B	6,523	10,397	5,508	58,207	42,089	133,793
Class C	29,250	91,445	14,655	137,435	110,496	342,801
Class R (2)	—	—	—	—	—	—
Cost of shares repurchased
Class A	(4,233,435)	(1,528,911)	(2,463,343)	(2,416,936)	(8,789,532)	(4,956,243)
Class B	(122,755)	(254,285)	(975,797)	(894,911)	(1,904,625)	(657,815)
Class C	(3,195,699)	(2,404,615)	(2,825,247)	(3,357,470)	(4,280,269)	(5,586,638)
Class R (2)	—	—	—	—	—	—

Net Increase in Net Assets from Capital Share Transactions	3,808,306	12,405,516	13,218,674	27,479,093	35,079,603	87,108,416

NET INCREASE IN NET ASSETS	4,171,835	12,474,872	14,820,274	28,173,163	42,086,667	90,499,419

NET ASSETS
Beginning of Period/Year	18,619,735	6,144,863	41,737,408	13,564,245	125,706,677	35,207,258

End of Period/Year	$22,791,570	$18,619,735	$56,557,682	$41,737,408	$167,793,344	$125,706,677

Undistributed Net Investment Income	$171,316	$29,524	$275,118	$40,113	$531,782	$37,764

(1)	Unaudited.

(2)	Class R shares commenced operations on September 30, 2005 and are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Portfolio Optimization Model D		PF Portfolio Optimization Model E		PF AIM Blue Chip Fund

	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005

OPERATIONS
Net investment income (loss)	$209,030	$147,133	$(7,340)	$(16,662)	$(141,604)	$(38,667)
Net realized gain (loss)	285,442	828,610	24,982	234,789	(34,937)	(352,920)
Change in net unrealized appreciation	7,742,447	3,782,782	3,616,957	1,994,245	1,709,668	509,409

Net Increase in Net Assets Resulting from Operations	8,236,919	4,758,525	3,634,599	2,212,372	1,533,127	117,822

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(194,088)	—	(34,000)	—	—
Class B	—	(46,600)	—	—	—	—
Class C	—	(124,553)	—	—	—	—
Class R (2)	—	—	—	—	—	—
Net realized gains
Class A	(184,641)	(79,868)	(87,304)	(42,149)	—	—
Class B	(78,053)	(36,432)	(26,720)	(15,110)	—	—
Class C	(197,205)	(88,848)	(76,462)	(44,214)	—	—
Class R (2)	—	—	—	—	—	—

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	(459,899)	(570,389)	(190,486)	(135,473)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	20,288,192	32,837,504	9,735,884	11,903,632	7,433,854	23,903,116
Class B	7,106,263	12,368,615	2,117,653	3,882,486	44,276	107,633
Class C	19,288,302	36,388,144	9,828,575	14,613,609	264,677	699,324
Class R (2)	10,010	—	10,010	—	—	—
Dividend and distribution reinvestments
Class A	173,291	249,956	86,552	75,834	—	—
Class B	75,240	81,620	25,398	14,486	—	—
Class C	191,918	209,147	74,539	42,948	—	—
Class R (2)	—	—	—	—	—	—
Cost of shares repurchased
Class A	(4,192,273)	(4,063,303)	(1,689,068)	(2,753,189)	(7,933,477)	(2,295,870)
Class B	(791,936)	(1,244,222)	(562,293)	(490,578)	(26,045)	(73,287)
Class C	(3,458,676)	(2,959,284)	(7,238,140)	(5,966,870)	(144,403)	(413,586)
Class R (2)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	38,690,331	73,868,177	12,389,110	21,322,358	(361,118)	21,927,330

NET INCREASE IN NET ASSETS	46,467,351	78,056,313	15,833,223	23,399,257	1,172,009	22,045,152

NET ASSETS
Beginning of Period/Year	111,098,875	33,042,562	41,863,002	18,463,745	47,040,295	24,995,143

End of Period/Year	$157,566,226	$111,098,875	$57,696,225	$41,863,002	$48,212,304	$47,040,295

Undistributed/Accumulated Net Investment Income (Loss)	$206,288	$(2,742)	$(8,535)	$(1,195)	$(161,031)	$(19,427)

(1)	Unaudited.

(2)	Class R shares commenced operations on September 30, 2005 and are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF AIM Aggressive Growth Fund		PF Goldman Sachs Short Duration Bond Fund		PF Janus Growth LT Fund

	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005

OPERATIONS
Net investment income (loss)	$(44,704)	$(139,113)	$318,070	$221,881	$(77,801)	$(75,475)
Net realized gain (loss)	671,604	1,797,957	(128,602)	(154,351)	48,378	127,537
Change in net unrealized appreciation (depreciation)	(258,060)	(1,113,634)	(41,800)	(331,773)	1,678,274	561,882

Net Increase (Decrease) in Net Assets Resulting from Operations	368,840	545,210	147,668	(264,243)	1,648,851	613,944

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(319,105)	(240,151)	—	—
Class B	—	—	(199)	(51)	—	—
Class C	—	—	(3,509)	(2,267)	—	—
Net realized gains
Class A	(1,068,193)	(260,748)	—	(30,850)	—	—
Class B	(44,549)	(7,068)	—	(16)	—	—
Class C	(89,560)	(13,797)	—	(272)	—	—

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	(1,202,302)	(281,613)	(322,813)	(273,607)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	47,369	7,019,974	13,377,786	23,363,478	5,177,039	8,414,454
Class B	29,643	68,575	32,162	13,025	28,630	105,612
Class C	18,914	308,946	240,768	694,686	628,757	338,137
Dividend and distribution reinvestments
Class A	1,049,303	258,606	319,105	270,766	—	—
Class B	44,549	7,068	184	67	—	—
Class C	88,382	13,797	3,358	2,399	—	—
Cost of shares repurchased
Class A	(219,842)	(8,874,274)	(6,897,934)	(1,388,781)	(1,092,865)	(1,414,751)
Class B	(16,708)	(63,684)	(13,846)	(9,971)	(10,871)	(34,726)
Class C	(27,544)	(114,300)	(261,560)	(172,662)	(444,103)	(279,502)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,014,066	(1,375,292)	6,800,023	22,773,007	4,286,587	7,129,224

NET INCREASE (DECREASE) IN NET ASSETS	180,604	(1,111,695)	6,624,878	22,235,157	5,935,438	7,743,168

NET ASSETS
Beginning of Period/Year	7,984,149	9,095,844	35,924,965	13,689,808	20,429,641	12,686,473

End of Period/Year	$8,164,753	$7,984,149	$42,549,843	$35,924,965	$26,365,079	$20,429,641

Undistributed/Accumulated Net Investment Income (Loss)	$(50,456)	$(5,752)	$1,030	$5,773	$(64,735)	$13,066

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Lazard Mid-Cap Value Fund		PF Lazard International Value Fund		PF MFS International Large-Cap Fund

	Six-Month Period Ended September 30, 2005 (1)	Period Ended March 31, 2005 (2)	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005

OPERATIONS
Net investment income (loss)	$(22,397)	$(17,934)	$446,304	$210,387	$192,973	$(33,372)
Net realized gain (loss)	974,387	102,512	351,278	(74,743)	471,463	(174,235)
Change in net unrealized appreciation (depreciation)	1,142,775	(47,960)	2,500,037	4,753,365	2,944,621	3,540,468

Net Increase in Net Assets Resulting from Operations	2,094,765	36,618	3,297,619	4,889,009	3,609,057	3,332,861

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(19,869)	—	(85,833)	(51,361)	(23,075)	—
Class B	—	—	—	—	—	—
Class C	(60)	—	(389)	—	—	—
Net realized gains
Class A	(113,434)	—	(121,801)	(464,854)	(37,445)	(393,509)
Class B	(127)	—	(793)	(5,764)	(315)	(5,397)
Class C	(348)	—	(2,862)	(14,769)	(555)	(5,069)

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	(133,838)	—	(211,678)	(536,748)	(61,390)	(403,975)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	7,067,818	33,637,096	17,994,810	27,621,826	13,851,924	21,043,935
Class B	24,464	32,650	42,803	147,735	42,295	131,639
Class C	71,862	74,026	260,361	567,562	170,831	404,665
Dividend and distribution reinvestments
Class A	133,303	—	207,346	515,467	60,354	393,369
Class B	127	—	766	4,688	304	4,018
Class C	408	—	3,251	14,702	551	5,069
Cost of shares repurchased
Class A	(4,941,318)	(8,219,609)	(8,980,940)	(1,526,143)	(8,762,797)	(1,445,515)
Class B	(12,735)	—	(136,256)	(66,007)	(106,938)	(38,492)
Class C	(11,014)	—	(79,613)	(281,510)	(78,701)	(93,150)

Net Increase in Net Assets from Capital Share Transactions	2,332,915	25,524,163	9,312,528	26,998,320	5,177,823	20,405,538

NET INCREASE IN NET ASSETS	4,293,842	25,560,781	12,398,469	31,350,581	8,725,490	23,334,424

NET ASSETS
Beginning of Period/Year	25,560,781	—	52,461,991	21,111,410	39,178,960	15,844,536

End of Period/Year	$29,854,623	$25,560,781	$64,860,460	$52,461,991	$47,904,450	$39,178,960

Undistributed/Accumulated Net Investment Income (Loss)	$(22,856)	$19,470	$376,451	$16,369	$126,264	$(43,634)

(1)	Unaudited.

(2)	Operations commenced on December 31, 2004.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Oppenheimer Main Street Core Fund		PF Oppenheimer Emerging Markets Fund		PF PIMCO Managed Bond Fund		PF PIMCO Inflation Managed Fund

	Period Ended September 30, 2005 (1) (2)		Period Ended September 30, 2005 (1) (2)		Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005

OPERATIONS
Net investment income	$—	(3)	$—	(3)	$643,251	$453,963	$1,038,695	$573,909
Net realized gain (loss)	—		—		380,359	809,383	(29,535)	378,982
Change in net unrealized appreciation (depreciation)	—		—		245,240	(899,022)	85,163	(110,249)

Net Increase in Net Assets Resulting from Operations	—	(3)	—	(3)	1,268,850	364,324	1,094,323	842,642

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—		—		(574,759)	(779,845)	(830,454)	(582,114)
Class B	—		—		(10,478)	(20,998)	(21,610)	(19,286)
Class C	—		—		(20,726)	(47,916)	(73,453)	(118,529)
Net realized gains
Class A	—		—		—	(681,854)	(34,298)	(728,503)
Class B	—		—		—	(23,616)	(1,006)	(28,316)
Class C	—		—		—	(54,667)	(3,722)	(175,898)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—		—		(605,963)	(1,608,896)	(964,543)	(1,652,646)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	10,010		10,010		13,872,131	25,351,645	20,197,622	22,634,655
Class B	—		—		56,290	422,813	372,123	599,839
Class C	—		—		783,885	1,118,396	669,161	4,071,866
Dividend and distribution reinvestments
Class A	—		—		559,202	1,409,209	856,000	1,300,593
Class B	—		—		9,674	41,282	20,755	45,117
Class C	—		—		19,353	94,224	70,059	272,560
Cost of shares repurchased
Class A	—		—		(3,542,670)	(2,906,831)	(8,038,669)	(3,121,567)
Class B	—		—		(58,834)	(260,619)	(65,248)	(111,116)
Class C	—		—		(980,416)	(1,080,247)	(1,603,262)	(2,560,336)

Net Increase in Net Assets from Capital Share Transactions	10,010		10,010		10,718,615	24,189,872	12,478,541	23,131,611

NET INCREASE IN NET ASSETS	10,010		10,010		11,381,502	22,945,300	12,608,321	22,321,607

NET ASSETS
Beginning of Period/Year	—		—		46,034,034	23,088,734	43,346,908	21,025,301

End of Period/Year	$10,010		$10,010		$57,415,536	$46,034,034	$55,955,229	$43,346,908

Undistributed Net Investment Income	$—	(3)	$—	(3)	$275,039	$237,751	$195,196	$82,018

(1)	Unaudited.

(2)	Operations commenced on September 30, 2005.

(3)	Amounts represent less than $1.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Pacific Life Money Market Fund (1)		PF Salomon Brothers Large-Cap Value Fund		PF Van Kampen Comstock Fund

	Six-Month Period Ended September 30, 2005 (2)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (2)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (2)	Year Ended March 31, 2005

OPERATIONS
Net investment income	$308,353	$153,259	$68,893	$203,352	$79,947	$93,866
Net realized gain (loss)	(5)	(7)	1,112,863	671,715	858,997	1,491,523
Change in net unrealized appreciation (depreciation)	—	—	1,747,206	938,647	(669,975)	372,160

Net Increase in Net Assets Resulting from Operations	308,348	153,252	2,928,962	1,813,714	268,969	1,957,549

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(293,299)	(143,532)	(37,961)	(200,695)	(37,112)	(75,062)
Class B	(4,201)	(2,106)	—	—	—	—
Class C	(10,853)	(7,567)	—	—	(657)	(491)
Net realized gains
Class A	—	—	—	—	(705,571)	—
Class B	—	—	—	—	(10,917)	—
Class C	—	—	—	—	(26,754)	—

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	(308,353)	(153,205)	(37,961)	(200,695)	(781,011)	(75,553)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A (1)	12,461,313	16,732,059	15,099,773	26,154,271	6,432,078	10,064,547
Class B	189,675	881,811	31,219	150,380	72,184	138,195
Class C	2,003,182	8,159,389	133,622	663,039	373,337	696,356
Dividend and distribution reinvestments
Class A	291,231	142,409	37,807	199,478	740,998	74,771
Class B	4,086	1,999	—	—	10,906	—
Class C	9,277	6,780	—	—	26,824	471
Cost of shares repurchased
Class A	(13,035,053)	(9,160,559)	(8,371,365)	(2,782,015)	(1,003,223)	(861,781)
Class B (1)	(866,017)	(955,313)	(29,577)	(216,725)	(7,538)	(239,947)
Class C (1)	(5,270,328)	(5,864,157)	(142,182)	(456,033)	(172,528)	(101,912)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,212,634)	9,944,418	6,759,297	23,712,395	6,473,038	9,770,700

NET INCREASE (DECREASE) IN NET ASSETS	(4,212,639)	9,944,465	9,650,298	25,325,414	5,960,996	11,652,696

NET ASSETS
Beginning of Period/Year	26,271,318	16,326,853	52,472,573	27,147,159	24,276,922	12,624,226

End of Period/Year	$22,058,679	$26,271,318	$62,122,871	$52,472,573	$30,237,918	$24,276,922

Undistributed Net Investment Income	$8,448	$8,448	$54,524	$23,592	$71,995	$29,817

(1)

Class B and Class C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005. In connection with the conversion in the PF Pacific Life Money Market Fund from Class B and Class C to Class A, 783,748 shares (valued at $783,748) from Class B and 1,237,985 shares (valued at $1,237,985) from Class C were converted for 2,021,733 shares (valued at $2,021,733) of Class A.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Van Kampen Mid-Cap Growth Fund		PF Van Kampen Real Estate Fund

	Six-Month Period Ended September 30, 2005 (1)	Year Ended March 31, 2005	Six-Month Period Ended September 30, 2005 (1)	Period Ended March 31, 2005 (2)

OPERATIONS
Net investment income (loss)	$(259,141)	$(433,436)	$111,998	$50,443
Net realized gain (loss)	3,140,784	189,883	115,070	(1,996)
Change in net unrealized appreciation (depreciation)	2,027,626	3,985,375	2,465,061	(345,098)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,909,269	3,741,822	2,692,129	(296,651)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(89,734)	(22,627)
Class B	—	—	(146)	(10)
Class C	—	—	(95)	(48)
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—

Net Decrease in Net Assets from Dividends and Distributions to Shareholders	—	—	(89,975)	(22,685)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,909,817	17,109,249	2,302,454	18,966,370
Class B	51,664	173,279	90,520	18,222
Class C	214,486	515,228	24,983	32,845
Dividend and distribution reinvestments
Class A	—	—	89,434	22,627
Class B	—	—	146	10
Class C	—	—	95	40
Cost of shares repurchased
Class A	(5,884,726)	(2,165,589)	(244,149)	(4,817,859)
Class B	(34,696)	(72,481)	(37,579)	—
Class C	(91,892)	(166,374)	(21,431)	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,835,347)	15,393,312	2,204,473	14,222,255

NET INCREASE IN NET ASSETS	2,073,922	19,135,134	4,806,627	13,902,919

NET ASSETS
Beginning of Period/Year	38,985,347	19,850,213	13,902,919	—

End of Period/Year	$41,059,269	$38,985,347	$18,709,546	$13,902,919

Undistributed/Accumulated Net Investment Income (Loss)	$(268,177)	$(9,036)	$78,811	$56,788

(1)	Unaudited.

(2)	Operations commenced on December 31, 2004.

See Notes to Financial Statements

PACIFIC FUNDS FINANCIAL HIGHLIGHTS Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income		Net Realized and Unrealized Gain	Total from Investment Operations

PF Portfolio Optimization Model A
Class A:	4/1/2005 - 9/30/2005 (4)	$10.18	$0.10		$0.11	$0.21
	4/1/2004 - 3/31/2005 (5)	10.15	0.13		0.05	0.18
	12/31/2003 - 3/31/2004 (5)	10.00	0.02		0.13	0.15

Class B:	4/1/2005 - 9/30/2005 (4)	$10.14	$0.06		$0.13	$0.19
	4/1/2004 - 3/31/2005 (5)	10.14	0.08		0.04	0.12
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.14	0.14

Class C:	4/1/2005 - 9/30/2005 (4)	$10.13	$0.06		$0.13	$0.19
	4/1/2004 - 3/31/2005 (5)	10.13	0.08		0.04	0.12
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.13	0.13

Class R:	9/30/2005 (4),(6)	$10.35	$—	(7)	$—	$—	(7)

PF Portfolio Optimization Model B
Class A:	4/1/2005 - 9/30/2005 (4)	$10.33	$0.06		$0.29	$0.35
	4/1/2004 - 3/31/2005 (5)	10.14	0.11		0.22	0.33
	12/31/2003 - 3/31/2004 (5)	10.00	0.01		0.13	0.14

Class B:	4/1/2005 - 9/30/2005 (4)	$10.29	$0.04		$0.29	$0.33
	4/1/2004 - 3/31/2005 (5)	10.13	0.06		0.21	0.27
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.13	0.13

Class C:	4/1/2005 - 9/30/2005 (4)	$10.29	$0.04		$0.29	$0.33
	4/1/2004 - 3/31/2005 (5)	10.13	0.06		0.21	0.27
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.13	0.13

Class R:	9/30/2005 (4),(6)	$10.67	$—	(7)	$—	$—	(7)

PF Portfolio Optimization Model C
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$10.54	$0.05		$0.49	$0.54
	4/1/2004 - 3/31/2005 (5)	10.14	0.08		0.43	0.51
	12/31/2003 - 3/31/2004 (5)	10.00	0.01		0.13	0.14

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$10.50	$0.03		$0.48	$0.51
	4/1/2004 - 3/31/2005 (5)	10.13	0.03		0.43	0.46
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.13	0.13

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$10.49	$0.03		$0.48	$0.51
	4/1/2004 - 3/31/2005 (5)	10.12	0.03		0.43	0.46
	12/31/2003 - 3/31/2004 (5)	10.00	—	(7)	0.12	0.12

Class R:	9/30/2005 (4),(6)	$11.05	$—	(7)	$—	$—	(7)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF Portfolio Optimization Model A
Class A:	4/1/2005 - 9/30/2005 (4)	$(0.02)	$(0.02)	$(0.04)	$10.35
	4/1/2004 - 3/31/2005 (5)	(0.13)	(0.02)	(0.15)	10.18
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.15

Class B:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$(0.02)	$(0.03)	$10.30
	4/1/2004 - 3/31/2005 (5)	(0.10)	(0.02)	(0.12)	10.14
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.14

Class C:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$(0.02)	$(0.03)	$10.29
	4/1/2004 - 3/31/2005 (5)	(0.10)	(0.02)	(0.12)	10.13
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.13

Class R:	9/30/2005 (4),(6)	$—	$—	$—	$10.35

PF Portfolio Optimization Model B
Class A:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$— (7)	$(0.01)	$10.67
	4/1/2004 - 3/31/2005 (5)	(0.12)	(0.02)	(0.14)	10.33
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.14

Class B:	4/1/2005 - 9/30/2005 (4)	$— (7)	$— (7)	$— (7)	$10.62
	4/1/2004 - 3/31/2005 (5)	(0.09)	(0.02)	(0.11)	10.29
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.13

Class C:	4/1/2005 - 9/30/2005 (4)	$— (7)	$— (7)	$— (7)	$10.62
	4/1/2004 - 3/31/2005 (5)	(0.09)	(0.02)	(0.11)	10.29
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.13

Class R:	9/30/2005 (4),(6)	$—	$—	$—	$10.67

PF Portfolio Optimization Model C
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.01)	$(0.02)	$(0.03)	$11.05
	4/1/2004 - 3/31/2005 (5)	(0.09)	(0.02)	(0.11)	10.54
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.14

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.02)	$(0.02)	$10.99
	4/1/2004 - 3/31/2005 (5)	(0.07)	(0.02)	(0.09)	10.50
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.13

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.02)	$(0.02)	$10.98
	4/1/2004 - 3/31/2005 (5)	(0.07)	(0.02)	(0.09)	10.49
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.12

Class R:	9/30/2005 (4),(6)	$—	$—	$—	$11.05

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

PF Portfolio Optimization Model A
Class A:	4/1/2005 - 9/30/2005 (4)	2.09%	$9,233	0.02%		1.45%	1.84%	0.41%		24.00%
	4/1/2004 - 3/31/2005 (5)	1.74%	8,262	0.00%		2.35%	1.29%	(1.06%	)	20.21%
	12/31/2003 - 3/31/2004 (5)	1.50%	1,957	0.00%		4.50%	0.61%	(3.89%	)	9.38%

Class B:	4/1/2005 - 9/30/2005 (4)	1.81%	$1,962	0.52%		1.95%	1.34%	(0.09%	)	24.00%
	4/1/2004 - 3/31/2005 (5)	1.25%	1,450	0.50%		2.85%	0.79%	(1.56%	)	20.21%
	12/31/2003 - 3/31/2004 (5)	1.40%	449	0.50%		5.00%	0.11%	(4.39%	)	9.38%

Class C:	4/1/2005 - 9/30/2005 (4)	1.89%	$11,587	0.52%		1.95%	1.34%	(0.09%	)	24.00%
	4/1/2004 - 3/31/2005 (5)	1.18%	8,908	0.50%		2.85%	0.79%	(1.56%	)	20.21%
	12/31/2003 - 3/31/2004 (5)	1.30%	3,739	0.50%		5.00%	0.11%	(4.39%	)	9.38

Class R:	9/30/2005 (4),(6)	0.00%	$10	0.02%		N/A (8)	N/A (8)	N/A	(8)	N/A (8)

PF Portfolio Optimization Model B
Class A:	4/1/2005 - 9/30/2005 (4)	3.47%	$27,325	0.02%		1.27%	1.39%	0.14%		4.38%
	4/1/2004 - 3/31/2005 (5)	3.28%	19,664	0.00%		1.74%	1.05%	(0.69%	)	7.82%
	12/31/2003 - 3/31/2004 (5)	1.40%	5,197	0.00%		2.86%	0.46%	(2.40%	)	2.81%

Class B:	4/1/2005 - 9/30/2005 (4)	3.29%	$8,424	0.52%		1.77%	0.89%	(0.36%	)	4.38%
	4/1/2004 - 3/31/2005 (5)	2.69%	6,699	0.50%		2.24%	0.55%	(1.19%	)	7.82%
	12/31/2003 - 3/31/2004 (5)	1.30%	3,013	0.50%		3.36%	(0.04%)	(2.90%	)	2.81%

Class C:	4/1/2005 - 9/30/2005 (4)	3.29%	$20,798	0.52%		1.77%	0.89%	(0.36%	)	4.38%
	4/1/2004 - 3/31/2005 (5)	2.70%	15,375	0.50%		2.24%	0.55%	(1.19%	)	7.82%
	12/31/2003 - 3/31/2004 (5)	1.30%	5,354	0.50%		3.36%	(0.04%)	(2.90%	)	2.81%

Class R:	9/30/2005 (4),(6)	0.00%	$10	0.02%		N/A (8)	N/A (8)	N/A	(8)	N/A (8)

PF Portfolio Optimization Model C
Class A:	4/1/2005 - 9/30/2005 (4),(5)	5.10%	$71,913	0.00	% (7)	1.18%	1.01%	(0.17%	)	2.15%
	4/1/2004 - 3/31/2005 (5)	5.09%	53,783	0.00%		1.41%	0.82%	(0.59%	)	5.78%
	12/31/2003 - 3/31/2004 (5)	1.40%	12,743	0.00%		2.31%	0.36%	(1.95%	)	0.86%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	4.86%	$26,145	0.50%		1.68%	0.51%	(0.67%	)	2.15%
	4/1/2004 - 3/31/2005 (5)	4.55%	19,414	0.50%		1.91%	0.32%	(1.09%	)	5.78%
	12/31/2003 - 3/31/2004 (5)	1.30%	5,594	0.50%		2.81%	(0.14%)	(2.45%	)	0.86%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	4.87%	$69,725	0.50%		1.68%	0.51%	(0.67%	)	2.15%
	4/1/2004 - 3/31/2005 (5)	4.53%	52,510	0.50%		1.91%	0.32%	(1.09%	)	5.78%
	12/31/2003 - 3/31/2004 (5)	1.20%	16,870	0.50%		2.81%	(0.14%)	(2.45%	)	0.86%

Class R:	9/30/2005 (4),(6)	0.00%	$10	0.00	% (7)	N/A (8)	N/A (8)	N/A	(8)	N/A (8)

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS FINANCIAL HIGHLIGHTS (Continued) Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Portfolio Optimization Model D
Class A:	4/1/2005 - 9/30/2005 (4)	$10.66	$0.03	$0.63	$0.66
	4/1/2004 - 3/31/2005 (5)	10.11	0.05	0.58	0.63
	12/31/2003 - 3/31/2004 (5)	10.00	0.01	0.10	0.11

Class B:	4/1/2005 - 9/30/2005 (4)	$10.63	$0.01	$0.62	$0.63
	4/1/2004 - 3/31/2005 (5)	10.10	— (7)	0.58	0.58
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.11	0.10

Class C:	4/1/2005 - 9/30/2005 (4)	$10.61	$0.01	$0.62	$0.63
	4/1/2004 - 3/31/2005 (5)	10.09	— (7)	0.57	0.57
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.10	0.09

Class R:	9/30/2005 (4),(6)	$11.28	$— (7)	$—	$— (7)

PF Portfolio Optimization Model E
Class A:	4/1/2005 - 9/30/2005 (4)	$10.75	$0.01	$0.78	$0.79
	4/1/2004 - 3/31/2005 (5)	10.08	0.02	0.70	0.72
	12/31/2003 - 3/31/2004 (5)	10.00	— (7)	0.08	0.08

Class B:	4/1/2005 - 9/30/2005 (4)	$10.72	$(0.01)	$0.77	$0.76
	4/1/2004 - 3/31/2005 (5)	10.07	(0.03)	0.71	0.68
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.08	0.07

Class C:	4/1/2005 - 9/30/2005 (4)	$10.72	$(0.01)	$0.76	$0.75
	4/1/2004 - 3/31/2005 (5)	10.07	(0.03)	0.71	0.68
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.08	0.07

Class R:	9/30/2005 (4),(6)	$11.50	$— (7)	$—	$— (7)

PF AIM Blue Chip Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$10.14	$(0.03)	$0.39	$0.36
	4/1/2004 - 3/31/2005 (5)	10.19	(0.01)	(0.04)	(0.05)
	4/1/2003 - 3/31/2004 (5)	8.05	(0.07)	2.21	2.14
	4/1/2002 - 3/31/2003 (5)	10.96	(0.06)	(2.85)	(2.91)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.05)	1.06	1.01

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$9.98	$(0.06)	$0.39	$0.33
	4/1/2004 - 3/31/2005 (5)	10.07	(0.06)	(0.03)	(0.09)
	4/1/2003 - 3/31/2004 (5)	7.98	(0.11)	2.20	2.09
	4/1/2002 - 3/31/2003 (5)	10.94	(0.10)	(2.86)	(2.96)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.08)	1.06	0.98

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$9.97	$(0.06)	$0.39	$0.33
	4/1/2004 - 3/31/2005 (5)	10.06	(0.06)	(0.03)	(0.09)
	4/1/2003 - 3/31/2004 (5)	7.98	(0.11)	2.19	2.08
	4/1/2002 - 3/31/2003 (5)	10.93	(0.10)	(2.85)	(2.95)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.08)	1.06	0.98

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF Portfolio Optimization Model D
Class A:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.28
	4/1/2004 - 3/31/2005 (5)	(0.06)	(0.02)	(0.08)	10.66
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.11

Class B:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.22
	4/1/2004 - 3/31/2005 (5)	(0.03)	(0.02)	(0.05)	10.63
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.10

Class C:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.20
	4/1/2004 - 3/31/2005 (5)	(0.03)	(0.02)	(0.05)	10.61
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.09

Class R:	9/30/2005 (4),(6)	$—	$—	$—	$11.28

PF Portfolio Optimization Model E
Class A:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.50
	4/1/2004 - 3/31/2005 (5)	(0.02)	(0.03)	(0.05)	10.75
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.08

Class B:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.44
	4/1/2004 - 3/31/2005 (5)	—	(0.03)	(0.03)	10.72
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.07

Class C:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$11.43
	4/1/2004 - 3/31/2005 (5)	—	(0.03)	(0.03)	10.72
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.07

Class R:	9/30/2005 (4),(6)	$—	$—	$—	$11.50

PF AIM Blue Chip Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$10.50
	4/1/2004 - 3/31/2005 (5)	—	—	—	10.14
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.19
	4/1/2002 - 3/31/2003 (5)	—	—	—	8.05
	9/28/2001 - 3/31/2002 (5)	(0.03)	(0.02)	(0.05)	10.96

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$10.31
	4/1/2004 - 3/31/2005 (5)	—	—	—	9.98
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.07
	4/1/2002 - 3/31/2003 (5)	—	—	—	7.98
	9/28/2001 - 3/31/2002 (5)	(0.02)	(0.02)	(0.04)	10.94

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$10.30
	4/1/2004 - 3/31/2005 (5)	—	—	—	9.97
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.06
	4/1/2002 - 3/31/2003 (5)	—	—	—	7.98
	9/28/2001 - 3/31/2002 (5)	(0.03)	(0.02)	(0.05)	10.93

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model D
Class A:	4/1/2005 - 9/30/2005 (4)	6.18%	$63,450	0.00%	1.17%	0.61%	(0.56%)	0.09%
	4/1/2004 - 3/31/2005 (5)	6.26%	43,986	0.00%	1.43%	0.52%	(0.91%)	10.16%
	12/31/2003 - 3/31/2004 (5)	1.10%	13,362	0.00%	2.47%	0.22%	(2.25%)	0.68%

Class B:	4/1/2005 - 9/30/2005 (4)	5.91%	$26,641	0.50%	1.67%	0.11%	(1.06%)	0.09%
	4/1/2004 - 3/31/2005 (5)	5.79%	18,954	0.50%	1.93%	0.02%	(1.41%)	10.16%
	12/31/2003 - 3/31/2004 (5)	1.00%	6,962	0.50%	2.97%	(0.28%)	(2.75%)	0.68%

Class C:	4/1/2005 - 9/30/2005 (4)	5.93%	$67,465	0.50%	1.67%	0.11%	(1.06%)	0.09%
	4/1/2004 - 3/31/2005 (5)	5.72%	48,159	0.50%	1.93%	0.02%	(1.41%)	10.16%
	12/31/2003 - 3/31/2004 (5)	0.90%	12,719	0.50%	2.97%	(0.28%)	(2.75%)	0.68%

Class R:	9/30/2005 (4),(6)	0.00%	$10	0.00%	N/A (8)	N/A (8)	N/A (8)	N/A (8)

PF Portfolio Optimization Model E
Class A:	4/1/2005 - 9/30/2005 (4)	7.38%	$28,045	0.00%	1.27%	0.24%	(1.03%)	9.40%
	4/1/2004 - 3/31/2005 (5)	7.17%	18,244	0.00%	1.75%	0.23%	(1.52%)	22.37%
	12/31/2003 - 3/31/2004 (5)	0.80%	8,187	0.00%	2.52%	0.09%	(2.43%)	0.00%

Class B:	4/1/2005 - 9/30/2005 (4)	7.12%	$8,168	0.50%	1.77%	(0.26%)	(1.53%)	9.40%
	4/1/2004 - 3/31/2005 (5)	6.75%	6,110	0.50%	2.25%	(0.27%)	(2.02%)	22.37%
	12/31/2003 - 3/31/2004 (5)	0.70%	2,409	0.50%	3.02%	(0.41%)	(2.93%)	0.00%

Class C:	4/1/2005 - 9/30/2005 (4)	7.03%	$21,473	0.50%	1.77%	(0.26%)	(1.53%)	9.40%
	4/1/2004 - 3/31/2005 (5)	6.75%	17,510	0.50%	2.25%	(0.27%)	(2.02%)	22.37%
	12/31/2003 - 3/31/2004 (5)	0.70%	7,868	0.50%	3.02%	(0.41%)	(2.93%)	0.00%

Class R:	9/30/2005 (4),(6)	0.00%	$10	0.00%	N/A (8)	N/A (8)	N/A (8)	N/A (8)

PF AIM Blue Chip Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	3.55%	$46,119	1.90%	2.30%	(0.62%)	(1.02%)	56.19%
	4/1/2004 - 3/31/2005 (5)	(0.49%)	45,147	1.90%	2.37%	(0.08%)	(0.55%)	38.40%
	4/1/2003 - 3/31/2004 (5)	26.58%	23,408	1.90%	3.12%	(0.69%)	(1.91%)	78.30%
	4/1/2002 - 3/31/2003 (5)	(26.55%)	7,922	1.90%	3.94%	(0.67%)	(2.71%)	35.58%
	9/28/2001 - 3/31/2002 (5)	10.09%	10,867	1.90%	5.99%	(0.92%)	(5.01%)	12.63%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	3.31%	$561	2.40%	2.80%	(1.12%)	(1.52%)	56.19%
	4/1/2004 - 3/31/2005 (5)	(0.89%)	526	2.40%	2.87%	(0.58%)	(1.05%)	38.40%
	4/1/2003 - 3/31/2004 (5)	26.19%	497	2.40%	3.62%	(1.19%)	(2.41%)	78.30%
	4/1/2002 - 3/31/2003 (5)	(27.06%)	757	2.40%	4.44%	(1.17%)	(3.21%)	35.58%
	9/28/2001 - 3/31/2002 (5)	9.79%	43	2.40%	6.49%	(1.42%)	(5.51%)	12.63%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	3.31%	$1,532	2.40%	2.80%	(1.12%)	(1.52%)	56.19%
	4/1/2004 - 3/31/2005 (5)	(0.89%)	1,367	2.40%	2.87%	(0.58%)	(1.05%)	38.40%
	4/1/2003 - 3/31/2004 (5)	26.07%	1,090	2.40%	3.62%	(1.19%)	(2.41%)	78.30%
	4/1/2002 - 3/31/2003 (5)	(26.99%)	1,467	2.40%	4.44%	(1.17%)	(3.21%)	35.58%
	9/28/2001 - 3/31/2002 (5)	9.74%	154	2.40%	6.49%	(1.42%)	(5.51%)	12.63%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF AIM Aggressive Growth Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$11.78	$(0.06)	$0.58	$0.52
	4/1/2004 - 3/31/2005 (5)	11.53	(0.16)	0.69	0.53
	4/1/2003 - 3/31/2004 (5)	8.59	(0.15)	3.09	2.94
	4/1/2002 - 3/31/2003 (5)	11.63	(0.16)	(2.88)	(3.04)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.09)	1.81	1.72

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$11.59	$(0.08)	$0.57	$0.49
	4/1/2004 - 3/31/2005 (5)	11.41	(0.21)	0.67	0.46
	4/1/2003 - 3/31/2004 (5)	8.53	(0.22)	3.10	2.88
	4/1/2002 - 3/31/2003 (5)	11.61	(0.19)	(2.89)	(3.08)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.12)	1.80	1.68

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$11.61	$(0.08)	$0.56	$0.48
	4/1/2004 - 3/31/2005 (5)	11.42	(0.21)	0.68	0.47
	4/1/2003 - 3/31/2004 (5)	8.55	(0.23)	3.10	2.87
	4/1/2002 - 3/31/2003 (5)	11.61	(0.19)	(2.87)	(3.06)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.12)	1.81	1.69

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$9.85	$0.08	$(0.04)	$0.04
	4/1/2004 - 3/31/2005 (5)	10.09	0.09	(0.22)	(0.13)
	12/31/2003 - 3/31/2004 (5)	10.00	0.01	0.08	0.09

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$9.85	$0.06	$(0.05)	$0.01
	4/1/2004 - 3/31/2005 (5)	10.08	0.04	(0.21)	(0.17)
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.09	0.08

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$9.83	$0.06	$(0.04)	$0.02
	4/1/2004 - 3/31/2005 (5)	10.08	0.04	(0.22)	(0.18)
	12/31/2003 - 3/31/2004 (5)	10.00	(0.01)	0.09	0.08

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF AIM Aggressive Growth Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(1.81)	$(1.81)	$10.49
	4/1/2004 - 3/31/2005 (5)	—	(0.28)	(0.28)	11.78
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.53
	4/1/2002 - 3/31/2003 (5)	—	—	—	8.59
	9/28/2001 - 3/31/2002 (5)	(0.02)	(0.07)	(0.09)	11.63

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(1.81)	$(1.81)	$10.27
	4/1/2004 - 3/31/2005 (5)	—	(0.28)	(0.28)	11.59
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.41
	4/1/2002 - 3/31/2003 (5)	—	—	—	8.53
	9/28/2001 - 3/31/2002 (5)	—	(0.07)	(0.07)	11.61

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(1.81)	$(1.81)	$10.28
	4/1/2004 - 3/31/2005 (5)	—	(0.28)	(0.28)	11.61
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.42
	4/1/2002 - 3/31/2003 (5)	—	—	—	8.55
	9/28/2001 - 3/31/2002 (5)	(0.01)	(0.07)	(0.08)	11.61

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.08)	$—	$(0.08)	$9.81
	4/1/2004 - 3/31/2005 (5)	(0.09)	(0.02)	(0.11)	9.85
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.09

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$(0.06)	$—	$(0.06)	$9.80
	4/1/2004 - 3/31/2005 (5)	(0.04)	(0.02)	(0.06)	9.85
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.08

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$(0.06)	$—	$(0.06)	$9.79
	4/1/2004 - 3/31/2005 (5)	(0.05)	(0.02)	(0.07)	9.83
	12/31/2003 - 3/31/2004 (5)	—	—	—	10.08

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF AIM Aggressive Growth Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	4.76%	$7,255	1.95%	3.42%	(1.06%)	(2.53%)	178.53%
	4/1/2004 - 3/31/2005 (5)	4.54%	7,116	1.95%	3.38%	(1.36%)	(2.79%)	201.57%
	4/1/2003 - 3/31/2004 (5)	34.23%	8,469	1.95%	3.55%	(1.61%)	(3.21%)	110.77%
	4/1/2002 - 3/31/2003 (5)	(26.14%)	5,031	1.95%	4.27%	(1.66%)	(3.98%)	71.87%
	9/28/2001 - 3/31/2002 (5)	17.21%	7,654	1.95%	6.84%	(1.67%)	(6.56%)	44.75%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	4.55%	$309	2.45%	3.92%	(1.56%)	(3.03%)	178.53%
	4/1/2004 - 3/31/2005 (5)	3.97%	283	2.45%	3.88%	(1.86%)	(3.29%)	201.57%
	4/1/2003 - 3/31/2004 (5)	33.61%	267	2.45%	4.05%	(2.11%)	(3.71%)	110.77%
	4/1/2002 - 3/31/2003 (5)	(26.44%)	63	2.45%	4.77%	(2.16%)	(4.48%)	71.87%
	9/28/2001 - 3/31/2002 (5)	16.84%	12	2.45%	7.34%	(2.17%)	(7.06%)	44.75%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	4.46%	$600	2.45%	3.92%	(1.56%)	(3.03%)	178.53%
	4/1/2004 - 3/31/2005 (5)	4.06%	585	2.45%	3.88%	(1.86%)	(3.29%)	201.57%
	4/1/2003 - 3/31/2004 (5)	33.57%	360	2.45%	4.05%	(2.11%)	(3.71%)	110.77%
	4/1/2002 - 3/31/2003 (5)	(26.36%)	115	2.45%	4.77%	(2.16%)	(4.48%)	71.87%
	9/28/2001 - 3/31/2002 (5)	16.91%	25	2.45%	7.34%	(2.17%)	(7.06%)	44.75%

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	0.43%	$41,959	1.55%	1.87%	1.69%	1.37%	53.39%
	4/1/2004 - 3/31/2005 (5)	(1.34%)	35,333	1.55%	2.34%	0.93%	0.14%	203.81%
	12/31/2003 - 3/31/2004 (5)	0.90%	13,617	1.55%	2.72%	0.23%	(0.94%)	144.88%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	0.14%	$31	2.05%	2.37%	1.19%	0.87%	53.39%
	4/1/2004 - 3/31/2005 (5)	(1.77%)	13	2.05%	2.84%	0.43%	(0.36%)	203.81%
	12/31/2003 - 3/31/2004 (5)	0.80%	10	2.05%	3.22%	(0.27%)	(1.44%)	144.88%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	0.17%	$560	2.05%	2.37%	1.19%	0.87%	53.39%
	4/1/2004 - 3/31/2005 (5)	(1.81%)	579	2.05%	2.84%	0.43%	(0.36%)	203.81%
	12/31/2003 - 3/31/2004 (5)	0.80%	62	2.05%	3.22%	(0.27%)	(1.44%)	144.88%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Janus Growth LT Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$10.64	$(0.04)	$0.78	$0.74
	4/1/2004 - 3/31/2005 (5)	10.34	(0.05)	0.35	0.30
	4/1/2003 - 3/31/2004 (5)	7.62	(0.10)	2.82	2.72
	4/1/2002 - 3/31/2003	10.32	(0.08)	(2.62)	(2.70)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.04)	0.39	0.35

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$10.49	$(0.06)	$0.76	$0.70
	4/1/2004 - 3/31/2005 (5)	10.24	(0.10)	0.35	0.25
	4/1/2003 - 3/31/2004 (5)	7.58	(0.15)	2.81	2.66
	4/1/2002 - 3/31/2003	10.30	(0.06)	(2.66)	(2.72)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.07)	0.40	0.33

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$10.46	$(0.06)	$0.75	$0.69
	4/1/2004 - 3/31/2005 (5)	10.21	(0.10)	0.35	0.25
	4/1/2003 - 3/31/2004 (5)	7.57	(0.15)	2.79	2.64
	4/1/2002 - 3/31/2003	10.31	(0.08)	(2.66)	(2.74)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.07)	0.40	0.33

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	$9.90	$(0.01)	$0.70	$0.69
	12/31/2004 - 3/31/2005 (5)	10.00	(0.01)	(0.09)	(0.10)

Class B:	4/1/2005 - 9/30/2005 (4)	$9.89	$(0.02)	$0.70	$0.68
	12/31/2004 - 3/31/2005 (5)	10.00	(0.02)	(0.09)	(0.11)

Class C:	4/1/2005 - 9/30/2005 (4)	$9.89	$(0.02)	$0.69	$0.67
	12/31/2004 - 3/31/2005 (5)	10.00	(0.02)	(0.09)	(0.11)

PF Lazard International Value Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$13.22	$0.11	$0.63	$0.74
	4/1/2004 - 3/31/2005 (5)	11.89	0.08	1.46	1.54
	4/1/2003 - 3/31/2004 (5)	8.73	0.06	3.13	3.19
	4/1/2002 - 3/31/2003 (5)	11.09	0.07	(2.33)	(2.26)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.02)	1.14	1.12

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$13.00	$0.07	$0.63	$0.70
	4/1/2004 - 3/31/2005 (5)	11.73	0.01	1.45	1.46
	4/1/2003 - 3/31/2004 (5)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (5)	11.08	0.02	(2.33)	(2.31)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.05)	1.14	1.09

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$13.00	$0.07	$0.62	$0.69
	4/1/2004 - 3/31/2005 (5)	11.73	0.01	1.45	1.46
	4/1/2003 - 3/31/2004 (5)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (5)	11.07	0.02	(2.32)	(2.30)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.05)	1.14	1.09

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF Janus Growth LT Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$11.38
	4/1/2004 - 3/31/2005 (5)	—	—	—	10.64
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.34
	4/1/2002 - 3/31/2003	—	—	—	7.62
	9/28/2001 - 3/31/2002 (5)	(0.03)	—	(0.03)	10.32

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$11.19
	4/1/2004 - 3/31/2005 (5)	—	—	—	10.49
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.24
	4/1/2002 - 3/31/2003	—	—	—	7.58
	9/28/2001 - 3/31/2002 (5)	(0.03)	—	(0.03)	10.30

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$—	$—	$11.15
	4/1/2004 - 3/31/2005 (5)	—	—	—	10.46
	4/1/2003 - 3/31/2004 (5)	—	—	—	10.21
	4/1/2002 - 3/31/2003	—	—	—	7.57
	9/28/2001 - 3/31/2002 (5)	(0.02)	—	(0.02)	10.31

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$(0.04)	$(0.05)	$10.54
	12/31/2004 - 3/31/2005 (5)	—	—	—	9.90

Class B:	4/1/2005 - 9/30/2005 (4)	$—	$(0.04)	$(0.04)	$10.53
	12/31/2004 - 3/31/2005 (5)	—	—	—	9.89

Class C:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$(0.04)	$(0.05)	$10.51
	12/31/2004 - 3/31/2005 (5)	—	—	—	9.89

PF Lazard International Value Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.02)	$(0.03)	$(0.05)	$13.91
	4/1/2004 - 3/31/2005 (5)	(0.02)	(0.19)	(0.21)	13.22
	4/1/2003 - 3/31/2004 (5)	(0.03)	—	(0.03)	11.89
	4/1/2002 - 3/31/2003 (5)	(0.04)	(0.06)	(0.10)	8.73
	9/28/2001 - 3/31/2002 (5)	(0.03)	—	(0.03)	11.09

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.03)	$(0.03)	$13.67
	4/1/2004 - 3/31/2005 (5)	—	(0.19)	(0.19)	13.00
	4/1/2003 - 3/31/2004 (5)	(0.02)	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (5)	(0.05)	(0.06)	(0.11)	8.66
	9/28/2001 - 3/31/2002 (5)	(0.01)	—	(0.01)	11.08

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.03)	$(0.03)	$13.66
	4/1/2004 - 3/31/2005 (5)	—	(0.19)	(0.19)	13.00
	4/1/2003 - 3/31/2004 (5)	(0.02)	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (5)	(0.05)	(0.06)	(0.11)	8.66
	9/28/2001 - 3/31/2002 (5)	(0.02)	—	(0.02)	11.07

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Janus Growth LT Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	6.96%	$25,248	1.70%	2.24%	(0.64%)	(1.18%)	17.70%
	4/1/2004 - 3/31/2005 (5)	2.90%	19,585	1.70%	2.54%	(0.44%)	(1.28%)	42.84%
	4/1/2003 - 3/31/2004 (5)	35.70%	11,994	1.70%	3.21%	(1.08%)	(2.59%)	42.65%
	4/1/2002 - 3/31/2003	(26.16%)	6,832	1.70%	4.01%	(0.95%)	(3.26%)	124.73%
	9/28/2001 - 3/31/2002 (5)	3.50%	9,819	1.70%	6.29%	(0.78%)	(5.37%)	64.33%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	6.67%	$416	2.20%	2.74%	(1.14%)	(1.68%)	17.70%
	4/1/2004 - 3/31/2005 (5)	2.44%	373	2.20%	3.04%	(0.94%)	(1.78%)	42.84%
	4/1/2003 - 3/31/2004 (5)	34.91%	293	2.20%	3.71%	(1.58%)	(3.09%)	42.65%
	4/1/2002 - 3/31/2003	(26.31%)	301	2.20%	4.51%	(1.45%)	(3.76%)	124.73%
	9/28/2001 - 3/31/2002 (5)	3.27%	57	2.20%	6.79%	(1.28%)	(5.87%)	64.33%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	6.60%	$701	2.20%	2.74%	(1.14%)	(1.68%)	17.70%
	4/1/2004 - 3/31/2005 (5)	2.45%	472	2.20%	3.04%	(0.94%)	(1.78%)	42.84%
	4/1/2003 - 3/31/2004 (5)	34.87%	400	2.20%	3.71%	(1.58%)	(3.09%)	42.65%
	4/1/2002 - 3/31/2003	(26.58%)	624	2.20%	4.51%	(1.45%)	(3.76%)	124.73%
	9/28/2001 - 3/31/2002 (5)	3.33%	84	2.20%	6.79%	(1.28%)	(5.87%)	64.33%

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	6.93%	$29,667	1.80%	2.42%	(0.15%)	(0.77%)	50.58%
	12/31/2004 - 3/31/2005 (5)	(1.00%)	25,454	1.80%	3.20%	(0.42%)	(1.82%)	16.26%

Class B:	4/1/2005 - 9/30/2005 (4)	6.67%	$47	2.30%	2.92%	(0.65%)	(1.27%)	50.58%
	12/31/2004 - 3/31/2005 (5)	(1.10%)	33	2.30%	3.70%	(0.92%)	(2.32%)	16.26%

Class C:	4/1/2005 - 9/30/2005 (4)	6.74%	$141	2.30%	2.92%	(0.65%)	(1.27%)	50.58%
	12/31/2004 - 3/31/2005 (5)	(1.10%)	73	2.30%	3.70%	(0.92%)	(2.32%)	16.26%

PF Lazard International Value Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	5.63%	$63,022	1.80%	2.18%	1.62%	1.24%	4.30%
	4/1/2004 - 3/31/2005 (5)	13.13%	50,801	1.80%	2.45%	0.62%	(0.03%)	20.92%
	4/1/2003 - 3/31/2004 (5)	36.57%	20,007	1.80%	2.86%	0.73%	(0.33%)	58.63%
	4/1/2002 - 3/31/2003 (5)	(20.50%)	7,218	1.80%	3.89%	0.76%	(1.33%)	19.60%
	9/28/2001 - 3/31/2002 (5)	11.21%	7,817	1.80%	7.07%	(0.35%)	(5.62%)	7.11%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	5.40%	$374	2.30%	2.68%	1.12%	0.74%	4.30%
	4/1/2004 - 3/31/2005 (5)	12.59%	449	2.30%	2.95%	0.12%	(0.53%)	20.92%
	4/1/2003 - 3/31/2004 (5)	35.79%	324	2.30%	3.36%	0.23%	(0.83%)	58.63%
	4/1/2002 - 3/31/2003 (5)	(20.93%)	771	2.30%	4.39%	0.26%	(1.83%)	19.60%
	9/28/2001 - 3/31/2002 (5)	10.95%	26	2.30%	7.57%	(0.85%)	(6.12%)	7.11%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	5.36%	$1,465	2.30%	2.68%	1.12%	0.74%	4.30%
	4/1/2004 - 3/31/2005 (5)	12.59%	1,212	2.30%	2.95%	0.12%	(0.53%)	20.92%
	4/1/2003 - 3/31/2004 (5)	35.79%	781	2.30%	3.36%	0.23%	(0.83%)	58.63%
	4/1/2002 - 3/31/2003 (5)	(20.93%)	1,656	2.30%	4.39%	0.26%	(1.83%)	19.60%
	9/28/2001 - 3/31/2002 (5)	10.91%	143	2.30%	7.57%	(0.85%)	(6.12%)	7.11%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$12.83	$0.06	$0.97	$1.03
	4/1/2004 - 3/31/2005 (5)	11.61	(0.01)	1.46	1.45
	4/1/2003 - 3/31/2004 (5)	8.20	(0.04)	3.45	3.41
	4/1/2002 - 3/31/2003 (5)	11.03	(0.04)	(2.59)	(2.63)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.05)	1.10	1.05

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$12.60	$0.03	$0.95	$0.98
	4/1/2004 - 3/31/2005 (5)	11.46	(0.07)	1.44	1.37
	4/1/2003 - 3/31/2004 (5)	8.14	(0.09)	3.41	3.32
	4/1/2002 - 3/31/2003 (5)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.08)	1.10	1.02

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$12.62	$0.03	$0.96	$0.99
	4/1/2004 - 3/31/2005 (5)	11.48	(0.07)	1.44	1.37
	4/1/2003 - 3/31/2004 (5)	8.14	(0.09)	3.43	3.34
	4/1/2002 - 3/31/2003 (5)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.08)	1.10	1.02

PF Oppenheimer Main Street Core Fund
Class A:	9/30/2005 (4),(6)	$10.00	$—	$—	$—

PF Oppenheimer Emerging Markets Fund
Class A:	9/30/2005 (4),(6)	$10.00	$—	$—	$—

PF PIMCO Managed Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$10.03	$0.13	$0.14	$0.27
	4/1/2004 - 3/31/2005 (5)	10.45	0.14	(0.09)	0.05
	4/1/2003 - 3/31/2004 (5)	10.16	0.17	0.46	0.63
	4/1/2002 - 3/31/2003 (5)	9.85	0.21	1.02	1.23
	9/28/2001 - 3/31/2002	10.00	0.06	(0.09)	(0.03)

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$10.01	$0.10	$0.14	$0.24
	4/1/2004 - 3/31/2005 (5)	10.44	0.09	(0.10)	(0.01)
	4/1/2003 - 3/31/2004 (5)	10.14	0.12	0.46	0.58
	4/1/2002 - 3/31/2003 (5)	9.84	0.15	1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04	(0.10)	(0.06)

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$10.02	$0.10	$0.14	$0.24
	4/1/2004 - 3/31/2005 (5)	10.44	0.09	(0.09)	—
	4/1/2003 - 3/31/2004 (5)	10.14	0.12	0.46	0.58
	4/1/2002 - 3/31/2003 (5)	9.84	0.15	1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04	(0.10)	(0.06)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.01)	$(0.01)	$(0.02)	$13.84
	4/1/2004 - 3/31/2005 (5)	—	(0.23)	(0.23)	12.83
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.61
	4/1/2002 - 3/31/2003 (5)	—	(0.20)	(0.20)	8.20
	9/28/2001 - 3/31/2002 (5)	(0.01)	(0.01)	(0.02)	11.03

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.01)	$(0.01)	$13.57
	4/1/2004 - 3/31/2005 (5)	—	(0.23)	(0.23)	12.60
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.46
	4/1/2002 - 3/31/2003 (5)	—	(0.20)	(0.20)	8.14
	9/28/2001 - 3/31/2002 (5)	—	(0.01)	(0.01)	11.01

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$—	$(0.01)	$(0.01)	$13.60
	4/1/2004 - 3/31/2005 (5)	—	(0.23)	(0.23)	12.62
	4/1/2003 - 3/31/2004 (5)	—	—	—	11.48
	4/1/2002 - 3/31/2003 (5)	—	(0.20)	(0.20)	8.14
	9/28/2001 - 3/31/2002 (5)	—	(0.01)	(0.01)	11.01

PF Oppenheimer Main Street Core Fund
Class A:	9/30/2005 (4),(6)	$—	$—	$—	$10.00

PF Oppenheimer Emerging Markets Fund
Class A:	9/30/2005 (4),(6)	$—	$—	$—	$10.00

PF PIMCO Managed Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.12)	$—	$(0.12)	$10.18
	4/1/2004 - 3/31/2005 (5)	(0.25)	(0.22)	(0.47)	10.03
	4/1/2003 - 3/31/2004 (5)	(0.34)	—	(0.34)	10.45
	4/1/2002 - 3/31/2003 (5)	(0.36)	(0.56)	(0.92)	10.16
	9/28/2001 - 3/31/2002	(0.07)	(0.05)	(0.12)	9.85

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$(0.09)	$—	$(0.09)	$10.16
	4/1/2004 - 3/31/2005 (5)	(0.20)	(0.22)	(0.42)	10.01
	4/1/2003 - 3/31/2004 (5)	(0.28)	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (5)	(0.32)	(0.56)	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	(0.10)	9.84

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$(0.09)	$—	$(0.09)	$10.17
	4/1/2004 - 3/31/2005 (5)	(0.20)	(0.22)	(0.42)	10.02
	4/1/2003 - 3/31/2004 (5)	(0.28)	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (5)	(0.32)	(0.56)	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	(0.10)	9.84

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2005 - 9/30/2005 (4),(5)	8.04%	$46,818	2.00%	2.83%	0.95%	0.12%	24.36%
	4/1/2004 - 3/31/2005 (5)	12.73%	38,195	2.00%	3.35%	(0.12%)	(1.47%)	55.12%
	4/1/2003 - 3/31/2004 (5)	41.59%	15,358	2.03%	5.96%	(0.38%)	(4.31%)	150.05%
	4/1/2002 - 3/31/2003 (5)	(24.11%)	4,505	2.05%	9.08%	(0.40%)	(7.43%)	137.37%
	9/28/2001 - 3/31/2002 (5)	10.54%	6,808	2.05%	9.38%	(0.92%)	(8.25%)	77.66%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	7.80%	$351	2.50%	3.33%	0.45%	(0.38%)	24.36%
	4/1/2004 - 3/31/2005 (5)	12.18%	391	2.50%	3.85%	(0.62%)	(1.97%)	55.12%
	4/1/2003 - 3/31/2004 (5)	40.79%	265	2.53%	6.46%	(0.88%)	(4.81%)	150.05%
	4/1/2002 - 3/31/2003 (5)	(24.52%)	58	2.55%	9.58%	(0.90%)	(7.93%)	137.37%
	9/28/2001 - 3/31/2002 (5)	10.24%	22	2.55%	9.88%	(1.42%)	(8.75%)	77.66%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	7.87%	$735	2.50%	3.33%	0.45%	(0.38%)	24.36%
	4/1/2004 - 3/31/2005 (5)	12.16%	593	2.50%	3.85%	(0.62%)	(1.97%)	55.12%
	4/1/2003 - 3/31/2004 (5)	40.86%	222	2.53%	6.46%	(0.88%)	(4.81%)	150.05%
	4/1/2002 - 3/31/2003 (5)	(24.43%)	79	2.55%	9.58%	(0.90%)	(7.93%)	137.37%
	9/28/2001 - 3/31/2002 (5)	10.24%	11	2.55%	9.88%	(1.42%)	(8.75%)	77.66%

PF Oppenheimer Main Street Core Fund
Class A:	9/30/2005 (4),(6)	0.00%	$10	1.60%	N/A (8)	N/A (8)	N/A (8)	N/A (8)

PF Oppenheimer Emerging Markets Fund
Class A:	9/30/2005 (4),(6)	0.00%	$10	1.95%	N/A (8)	N/A (8)	N/A (8)	N/A (8)

PF PIMCO Managed Bond Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	2.67%	$54,043	1.55%	1.98%	2.48%	2.05%	280.75%
	4/1/2004 - 3/31/2005 (5)	0.56%	42,546	1.55%	2.22%	1.37%	0.70%	323.24%
	4/1/2003 - 3/31/2004 (5)	6.28%	19,802	1.55%	2.86%	1.65%	0.34%	459.70%
	4/1/2002 - 3/31/2003 (5)	12.80%	18,236	1.55%	2.82%	2.02%	0.75%	445.26%
	9/28/2001 - 3/31/2002	(0.28%)	33,055	1.55%	2.54%	1.16%	0.17%	522.25%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	2.42%	$1,159	2.05%	2.48%	1.98%	1.55%	280.75%
	4/1/2004 - 3/31/2005 (5)	(0.05%)	1,135	2.05%	2.72%	0.87%	0.20%	323.24%
	4/1/2003 - 3/31/2004 (5)	5.86%	972	2.05%	3.36%	1.15%	(0.16%)	459.70%
	4/1/2002 - 3/31/2003 (5)	12.27%	1,986	2.05%	3.32%	1.52%	0.25%	445.26%
	9/28/2001 - 3/31/2002	(0.55%)	173	2.05%	3.04%	0.66%	(0.33%)	522.25%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	2.40%	$2,213	2.05%	2.48%	1.98%	1.55%	280.75%
	4/1/2004 - 3/31/2005 (5)	0.04%	2,353	2.05%	2.72%	0.87%	0.20%	323.24%
	4/1/2003 - 3/31/2004 (5)	5.86%	2,315	2.05%	3.36%	1.15%	(0.16%)	459.70%
	4/1/2002 - 3/31/2003 (5)	12.28%	4,573	2.05%	3.32%	1.52%	0.25%	445.26%
	9/28/2001 - 3/31/2002	(0.57%)	370	2.05%	3.04%	0.66%	(0.33%)	522.25%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF PIMCO Inflation Managed Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$10.51	$0.22	$0.02	$0.24
	4/1/2004 - 3/31/2005 (5)	10.93	0.20	(0.01)	0.19
	4/1/2003 - 3/31/2004 (5)	10.28	0.12	0.96	1.08
	12/31/2002 - 3/31/2003 (5)	10.00	0.06	0.27	0.33

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$10.45	$0.19	$0.02	$0.21
	4/1/2004 - 3/31/2005 (5)	10.89	0.15	(0.02)	0.13
	4/1/2003 - 3/31/2004 (5)	10.27	0.07	0.95	1.02
	12/31/2002 - 3/31/2003 (5)	10.00	0.04	0.28	0.32

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$10.45	$0.19	$0.02	$0.21
	4/1/2004 - 3/31/2005 (5)	10.89	0.15	(0.01)	0.14
	4/1/2003 - 3/31/2004 (5)	10.27	0.07	0.95	1.02
	12/31/2002 - 3/31/2003 (5)	10.00	0.04	0.28	0.32

PF Pacific Life Money Market Fund (10)
Class A:	4/1/2005 - 9/30/2005 (4)	$1.00	$0.01	$—	$0.01
	4/1/2004 - 3/31/2005	1.00	0.01	—	0.01
	4/1/2003 - 3/31/2004	1.00	— (7)	—	— (7)
	4/1/2002 - 3/31/2003	1.00	0.01	—	0.01
	9/28/2001 - 3/31/2002	1.00	— (7)	—	— (7)

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	$11.30	$0.01	$0.59	$0.60
	4/1/2004 - 3/31/2005 (5)	10.94	0.06	0.35	0.41
	4/1/2003 - 3/31/2004 (5)	7.83	0.03	3.09	3.12
	4/1/2002 - 3/31/2003 (5)	10.92	0.04	(3.05)	(3.01)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.01)	0.96	0.95

Class B:	4/1/2005 - 9/30/2005 (4)	$11.19	$(0.01)	$0.57	$0.56
	4/1/2004 - 3/31/2005 (5)	10.83	— (7)	0.36	0.36
	4/1/2003 - 3/31/2004 (5)	7.78	(0.02)	3.08	3.06
	4/1/2002 - 3/31/2003 (5)	10.91	(0.01)	(3.03)	(3.04)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.03)	0.97	0.94

Class C:	4/1/2005 - 9/30/2005 (4)	$11.16	$(0.01)	$0.57	$0.56
	4/1/2004 - 3/31/2005 (5)	10.81	— (7)	0.35	0.35
	4/1/2003 - 3/31/2004 (5)	7.77	(0.02)	3.07	3.05
	4/1/2002 - 3/31/2003 (5)	10.90	(0.01)	(3.04)	(3.05)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.03)	0.96	0.93

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF PIMCO Inflation Managed Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.19)	$(0.01)	$(0.20)	$10.55
	4/1/2004 - 3/31/2005 (5)	(0.26)	(0.35)	(0.61)	10.51
	4/1/2003 - 3/31/2004 (5)	(0.20)	(0.23)	(0.43)	10.93
	12/31/2002 - 3/31/2003 (5)	(0.05)	—	(0.05)	10.28

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$(0.16)	$(0.01)	$(0.17)	$10.49
	4/1/2004 - 3/31/2005 (5)	(0.22)	(0.35)	(0.57)	10.45
	4/1/2003 - 3/31/2004 (5)	(0.17)	(0.23)	(0.40)	10.89
	12/31/2002 - 3/31/2003 (5)	(0.05)	—	(0.05)	10.27

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$(0.16)	$(0.01)	$(0.17)	$10.49
	4/1/2004 - 3/31/2005 (5)	(0.23)	(0.35)	(0.58)	10.45
	4/1/2003 - 3/31/2004 (5)	(0.17)	(0.23)	(0.40)	10.89
	12/31/2002 - 3/31/2003 (5)	(0.05)	—	(0.05)	10.27

PF Pacific Life Money Market Fund (10)
Class A:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$—	$(0.01)	$1.00
	4/1/2004 - 3/31/2005	(0.01)	—	(0.01)	1.00
	4/1/2003 - 3/31/2004	— (7)	—	— (7)	1.00
	4/1/2002 - 3/31/2003	(0.01)	—	(0.01)	1.00
	9/28/2001 - 3/31/2002	— (7)	—	— (7)	1.00

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	$(0.01)	$—	$(0.01)	$11.89
	4/1/2004 - 3/31/2005 (5)	(0.05)	—	(0.05)	11.30
	4/1/2003 - 3/31/2004 (5)	(0.01)	—	(0.01)	10.94
	4/1/2002 - 3/31/2003 (5)	(0.02)	(0.06)	(0.08)	7.83
	9/28/2001 - 3/31/2002 (5)	(0.02)	(0.01)	(0.03)	10.92

Class B:	4/1/2005 - 9/30/2005 (4)	$—	$—	$—	$11.75
	4/1/2004 - 3/31/2005 (5)	—	—	—	11.19
	4/1/2003 - 3/31/2004 (5)	(0.01)	—	(0.01)	10.83
	4/1/2002 - 3/31/2003 (5)	(0.03)	(0.06)	(0.09)	7.78
	9/28/2001 - 3/31/2002 (5)	(0.02)	(0.01)	(0.03)	10.91

Class C:	4/1/2005 - 9/30/2005 (4)	$—	$—	$—	$11.72
	4/1/2004 - 3/31/2005 (5)	—	—	—	11.16
	4/1/2003 - 3/31/2004 (5)	(0.01)	—	(0.01)	10.81
	4/1/2002 - 3/31/2003 (5)	(0.02)	(0.06)	(0.08)	7.77
	9/28/2001 - 3/31/2002 (5)	(0.02)	(0.01)	(0.03)	10.90

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF PIMCO Inflation Managed Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	2.24%	$49,576	1.55%		1.85%	4.06%		3.76%	61.19%
	4/1/2004 - 3/31/2005 (5)	1.99%	36,465	1.55%		2.04%	1.96%		1.47%	284.19%
	4/1/2003 - 3/31/2004 (5)	10.75%	16,263	1.55%		2.73%	1.13%		(0.05%)	507.96%
	12/31/2002 - 3/31/2003 (5)	3.30%	6,290	1.55%		4.00%	2.19%		(0.26%)	199.92%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	2.01%	$1,529	2.05%		2.35%	3.56%		3.26%	61.19%
	4/1/2004 - 3/31/2005 (5)	1.43%	1,199	2.05%		2.54%	1.46%		0.97%	284.19%
	4/1/2003 - 3/31/2004 (5)	10.20%	697	2.05%		3.23%	0.63%		(0.55%)	507.96%
	12/31/2002 - 3/31/2003 (5)	3.16%	161	2.05%		4.50%	1.69%		(0.76%)	199.92%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	1.97%	$4,849	2.05%		2.35%	3.56%		3.26%	61.19%
	4/1/2004 - 3/31/2005 (5)	1.44%	5,682	2.05%		2.54%	1.46%		0.97%	284.19%
	4/1/2003 - 3/31/2004 (5)	10.27%	4,065	2.05%		3.23%	0.63%		(0.55%)	507.96%
	12/31/2002 - 3/31/2003 (5)	3.11%	480	2.05%		4.50%	1.69%		(0.76%)	199.92%

PF Pacific Life Money Market Fund (10)
Class A:	4/1/2005 - 9/30/2005 (4)	1.19%	$22,059	0.82	%(11)	1.69%	2.36	%(11)	1.50%	N/A
	4/1/2004 - 3/31/2005	0.77%	22,341	0.95%		2.05%	0.83%		(0.27%)	N/A
	4/1/2003 - 3/31/2004	0.18%	14,627	0.95%		2.53%	0.14%		(1.44%)	N/A
	4/1/2002 - 3/31/2003	0.58%	13,092	1.08%		2.50%	0.59%		(0.83%)	N/A
	9/28/2001 - 3/31/2002	0.33%	27,056	1.35%		2.59%	0.57%		(0.67%)	N/A

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2005 - 9/30/2005 (4)	5.30%	$59,987	1.80%		2.13%	0.27%		(0.06%)	26.88%
	4/1/2004 - 3/31/2005 (5)	3.78%	50,430	1.80%		2.28%	0.54%		0.06%	43.72%
	4/1/2003 - 3/31/2004 (5)	39.91%	25,315	1.80%		2.73%	0.29%		(0.64%)	38.10%
	4/1/2002 - 3/31/2003 (5)	(27.69%)	11,736	1.80%		2.94%	0.41%		(0.73%)	49.00%
	9/28/2001 - 3/31/2002 (5)	9.54%	19,748	1.80%		3.93%	(0.14%)		(2.27%)	27.37%

Class B:	4/1/2005 - 9/30/2005 (4)	5.01%	$530	2.30%		2.63%	(0.23%)		(0.56%)	26.88%
	4/1/2004 - 3/31/2005 (5)	3.32%	504	2.30%		2.78%	0.04%		(0.44%)	43.72%
	4/1/2003 - 3/31/2004 (5)	39.36%	556	2.30%		3.23%	(0.21%)		(1.14%)	38.10%
	4/1/2002 - 3/31/2003 (5)	(28.02%)	955	2.30%		3.44%	(0.09%)		(1.23%)	49.00%
	9/28/2001 - 3/31/2002 (5)	9.38%	151	2.30%		4.43%	(0.64%)		(2.77%)	27.37%

Class C:	4/1/2005 - 9/30/2005 (4)	4.92%	$1,606	2.30%		2.63%	(0.23%)		(0.56%)	26.88%
	4/1/2004 - 3/31/2005 (5)	3.33%	1,538	2.30%		2.78%	0.04%		(0.44%)	43.72%
	4/1/2003 - 3/31/2004 (5)	39.27%	1,277	2.30%		3.23%	(0.21%)		(1.14%)	38.10%
	4/1/2002 - 3/31/2003 (5)	(28.08%)	2,015	2.30%		3.44%	(0.09%)		(1.23%)	49.00%
	9/28/2001 - 3/31/2002 (5)	9.30%	243	2.30%		4.43%	(0.64%)		(2.77%)	27.37%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Van Kampen Comstock Fund (12)
Class A:	4/1/2005 - 9/30/2005 (4)	$12.58	$0.03	$0.09	$0.12
	4/1/2004 - 3/31/2005 (5)	11.37	0.07	1.19	1.26
	4/1/2003 - 3/31/2004 (5)	8.16	0.02	3.19	3.21
	4/1/2002 - 3/31/2003	11.45	(0.11)	(3.12)	(3.23)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.05)	1.54	1.49

Class B:	4/1/2005 - 9/30/2005 (4)	$12.42	$0.01	$0.08	$0.09
	4/1/2004 - 3/31/2005 (5)	11.24	0.01	1.17	1.18
	4/1/2003 - 3/31/2004 (5)	8.10	(0.03)	3.17	3.14
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.16)	(3.27)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.07)	1.54	1.47

Class C:	4/1/2005 - 9/30/2005 (4)	$12.41	$0.01	$0.08	$0.09
	4/1/2004 - 3/31/2005 (5)	11.24	0.01	1.17	1.18
	4/1/2003 - 3/31/2004 (5)	8.11	(0.03)	3.16	3.13
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.15)	(3.26)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.07)	1.53	1.46

PF Van Kampen Mid-Cap Growth Fund (13)
Class A:	4/1/2005 - 9/30/2005 (4)	$8.93	$(0.06)	$1.31	$1.25
	4/1/2004 - 3/31/2005 (5)	8.01	(0.12)	1.04	0.92
	4/1/2003 - 3/31/2004 (5)	5.92	(0.10)	2.19	2.09
	4/1/2002 - 3/31/2003	11.18	(0.09)	(4.33)	(4.42)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.08)	1.45	1.37

Class B:	4/1/2005 - 9/30/2005 (4)	$8.80	$(0.08)	$1.29	$1.21
	4/1/2004 - 3/31/2005 (5)	7.93	(0.15)	1.02	0.87
	4/1/2003 - 3/31/2004 (5)	5.88	(0.14)	2.19	2.05
	4/1/2002 - 3/31/2003	11.17	(0.08)	(4.37)	(4.45)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.11)	1.45	1.34

Class C:	4/1/2005 - 9/30/2005 (4)	$8.79	$(0.08)	$1.28	$1.20
	4/1/2004 - 3/31/2005 (5)	7.92	(0.16)	1.03	0.87
	4/1/2003 - 3/31/2004 (5)	5.88	(0.14)	2.18	2.04
	4/1/2002 - 3/31/2003	11.16	(0.09)	(4.35)	(4.44)
	9/28/2001 - 3/31/2002 (5)	10.00	(0.11)	1.46	1.35

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF Van Kampen Comstock Fund (12)
Class A:	4/1/2005 - 9/30/2005(4)	$(0.02)	$(0.34)	$(0.36)	$12.34
	4/1/2004 - 3/31/2005(5)	(0.05)	—	(0.05)	12.58
	4/1/2003 - 3/31/2004(5)	—	—	—	11.37
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.16
	9/28/2001 - 3/31/2002(5)	(0.04)	—	(0.04)	11.45

Class B:	4/1/2005 - 9/30/2005(4)	$—	$(0.34)	$(0.34)	$12.17
	4/1/2004 - 3/31/2005(5)	—	—	—	12.42
	4/1/2003 - 3/31/2004(5)	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.10
	9/28/2001 - 3/31/2002(5)	(0.04)	—	(0.04)	11.43

Class C:	4/1/2005 - 9/30/2005(4)	$(0.01)	$(0.34)	$(0.35)	$12.15
	4/1/2004 - 3/31/2005(5)	(0.01)	—	(0.01)	12.41
	4/1/2003 - 3/31/2004(5)	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.11
	9/28/2001 - 3/31/2002(5)	(0.03)	—	(0.03)	11.43

PF Van Kampen Mid-Cap Growth Fund (13)
Class A:	4/1/2005 - 9/30/2005(4)	$—	$—	$—	$10.18
	4/1/2004 - 3/31/2005(5)	—	—	—	8.93
	4/1/2003 - 3/31/2004(5)	—	—	—	8.01
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.92
	9/28/2001 - 3/31/2002(5)	(0.02)	(0.17)	(0.19)	11.18

Class B:	4/1/2005 - 9/30/2005(4)	$—	$—	$—	$10.01
	4/1/2004 - 3/31/2005(5)	—	—	—	8.80
	4/1/2003 - 3/31/2004(5)	—	—	—	7.93
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.88
	9/28/2001 - 3/31/2002(5)	—	(0.17)	(0.17)	11.17

Class C:	4/1/2005 - 9/30/2005(4)	$—	$—	$—	$9.99
	4/1/2004 - 3/31/2005(5)	—	—	—	8.79
	4/1/2003 - 3/31/2004(5)	—	—	—	7.92
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.88
	9/28/2001 - 3/31/2002(5)	(0.02)	(0.17)	(0.19)	11.16

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Van Kampen Comstock Fund (12)
Class A:	4/1/2005 - 9/30/2005 (4)	0.97%	$28,704	1.90%	2.39%	0.61%	0.12%	10.67%
	4/1/2004 - 3/31/2005 (5)	11.08%	23,017	1.90%	2.70%	0.55%	(0.25%)	34.41%
	4/1/2003 - 3/31/2004 (5)	39.34%	11,945	1.90%	3.59%	0.24%	(1.45%)	105.34%
	4/1/2002 - 3/31/2003	(28.26%)	5,331	1.90%	3.87%	(1.04%)	(3.01%)	37.78%
	9/28/2001 - 3/31/2002 (5)	14.94%	9,002	1.90%	6.26%	(0.84%)	(5.20%)	18.71%

Class B:	4/1/2005 - 9/30/2005 (4)	0.76%	$455	2.40%	2.89%	0.11%	(0.38%)	10.67%
	4/1/2004 - 3/31/2005 (5)	10.50%	388	2.40%	3.20%	0.05%	(0.75%)	34.41%
	4/1/2003 - 3/31/2004 (5)	38.77%	453	2.40%	4.09%	(0.26%)	(1.95%)	105.34%
	4/1/2002 - 3/31/2003	(28.66%)	201	2.40%	4.37%	(1.54%)	(3.51%)	37.78%
	9/28/2001 - 3/31/2002 (5)	14.71%	105	2.40%	6.76%	(1.34%)	(5.70%)	18.71%

Class C:	4/1/2005 - 9/30/2005 (4)	0.75%	$1,078	2.40%	2.89%	0.11%	(0.38%)	10.67%
	4/1/2004 - 3/31/2005 (5)	10.50%	872	2.40%	3.20%	0.05%	(0.75%)	34.41%
	4/1/2003 - 3/31/2004 (5)	38.60%	226	2.40%	4.09%	(0.26%)	(1.95%)	105.34%
	4/1/2002 - 3/31/2003	(28.57%)	74	2.40%	4.37%	(1.54%)	(3.51%)	37.78%
	9/28/2001 - 3/31/2002 (5)	14.67%	21	2.40%	6.76%	(1.34%)	(5.70%)	18.71%

PF Van Kampen Mid-Cap Growth Fund (13)
Class A:	4/1/2005 - 9/30/2005 (4)	14.00%	$38,528	1.85%	2.28%	(1.37%)	(1.80%)	64.05%
	4/1/2004 - 3/31/2005 (5)	11.49%	36,882	1.85%	2.43%	(1.37%)	(1.95%)	82.70%
	4/1/2003 - 3/31/2004 (5)	35.30%	18,388	1.85%	3.29%	(1.42%)	(2.86%)	326.09%
	4/1/2002 - 3/31/2003	(40.51%)	6,191	1.85%	4.31%	(1.39%)	(3.85%)	158.16%
	9/28/2001 - 3/31/2002 (5)	13.79%	11,383	1.85%	5.33%	(1.44%)	(4.92%)	70.54%

Class B:	4/1/2005 - 9/30/2005 (4)	13.75%	$774	2.35%	2.78%	(1.87%)	(2.30%)	64.05%
	4/1/2004 - 3/31/2005 (5)	10.97%	667	2.35%	2.93%	(1.87%)	(2.45%)	82.70%
	4/1/2003 - 3/31/2004 (5)	34.86%	504	2.35%	3.79%	(1.92%)	(3.36%)	326.09%
	4/1/2002 - 3/31/2003	(40.84%)	586	2.35%	4.81%	(1.89%)	(4.35%)	158.16%
	9/28/2001 - 3/31/2002 (5)	13.52%	82	2.35%	5.83%	(1.94%)	(5.42%)	70.54%

Class C:	4/1/2005 - 9/30/2005 (4)	13.65%	$1,758	2.35%	2.78%	(1.87%)	(2.30%)	64.05%
	4/1/2004 - 3/31/2005 (5)	10.99%	1,436	2.35%	2.93%	(1.87%)	(2.45%)	82.70%
	4/1/2003 - 3/31/2004 (5)	34.69%	958	2.35%	3.79%	(1.92%)	(3.36%)	326.09%
	4/1/2002 - 3/31/2003	(40.78%)	1,141	2.35%	4.81%	(1.89%)	(4.35%)	158.16%
	9/28/2001 - 3/31/2002 (5)	13.53%	116	2.35%	5.83%	(1.94%)	(5.42%)	70.54%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Van Kampen Real Estate Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$9.39	$0.07	$1.65	$1.72
	12/31/2004 - 3/31/2005 (5)	10.00	0.05	(0.64)	(0.59)

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$9.39	$0.04	$1.64	$1.68
	12/31/2004 - 3/31/2005 (5)	10.00	0.04	(0.64)	(0.60)

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$9.38	$0.04	$1.65	$1.69
	12/31/2004 - 3/31/2005 (5)	10.00	0.03	(0.64)	(0.61)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period or Year

PF Van Kampen Real Estate Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	$(0.06)	$—	$(0.06)	$11.05
	12/31/2004 - 3/31/2005 (5)	(0.02)	—	(0.02)	9.39

Class B:	4/1/2005 - 9/30/2005 (4),(5)	$(0.04)	$—	$(0.04)	$11.03
	12/31/2004 - 3/31/2005 (5)	(0.01)	—	(0.01)	9.39

Class C:	4/1/2005 - 9/30/2005 (4),(5)	$(0.03)	$—	$(0.03)	$11.04
	12/31/2004 - 3/31/2005 (5)	(0.01)	—	(0.01)	9.38

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Van Kampen Real Estate Fund
Class A:	4/1/2005 - 9/30/2005 (4),(5)	18.29%	$18,595	2.05%	3.00%	1.33%	0.38%	2.98%
	12/31/2004 - 3/31/2005 (5)	(5.95%)	13,853	2.05%	3.57%	2.01%	0.49%	0.79%

Class B:	4/1/2005 - 9/30/2005 (4),(5)	17.92%	$74	2.55%	3.50%	0.83%	(0.12%)	2.98%
	12/31/2004 - 3/31/2005 (5)	(6.05%)	17	2.55%	4.07%	1.51%	(0.01%)	0.79%

Class C:	4/1/2005 - 9/30/2005 (4),(5)	18.04%	$41	2.55%	3.50%	0.83%	(0.12%)	2.98%
	12/31/2004 - 3/31/2005 (5)	(6.06%)	32	2.55%	4.07%	1.51%	(0.01%)	0.79%

(1)

The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)

The ratios of net expenses after expense reductions to average daily net assets are after adviser expense reimbursements and distributor waivers, if any, as discussed in Note 5 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets are grossed up by the adviser expense reimbursements and distributor waivers, if any.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Unaudited.

(5)	Per share investment income has been calculated using the average shares method.

(6)

Class R shares of the PF Portfolio Optimization Models, PF Oppenheimer Main Street Core Fund, and PF Oppenheimer Emerging Markets Fund commenced operations on September 30, 2005. Class R shares are offered to the PF Portfolio Optimization Models only and the Oppenheimer Funds offer Class A shares only.

(7)	Amount represents less than $0.005 per share or less than 0.005%.

(8)

The R shares of the Portfolio Optimization Models, PF Oppenheimer Main Street Core, and PF Oppenheimer Emerging Markets Funds were in existence for one day during the reporting period and not enough information was available to provide meaningful results.

(9)	The PF MFS International Large-Cap Fund was formerly named the PF MFS Global Growth Fund.

(10)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005.

(11)

The expense cap for the PF Pacific Life Money Market Fund was 0.05% for the period 7/1/02 - 6/30/05. The effect of the 12b-1 waiver by the Distributor on the ratios of net expenses and net investment income (loss) after expense reductions to the average daily net assets for the PF Pacific Life Money Market Class A was at an annualized rate of 0.47%.

(12)	The PF Van Kampen Comstock Fund was formerly named the PF Janus Strategic Value Fund.

(13)	The PF Van Kampen Mid-Cap Growth Fund was formerly named the PF MFS Mid-Cap Growth Fund.

See Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

          Pacific Funds is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2005, is comprised of twenty-one separate funds (each individually, a “Fund”, and collectively, the “Funds”): PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, PF Portfolio Optimization Model E, PF AIM Blue Chip, PF AIM Aggressive Growth (PF NB Fasciano Small Equity effective October 1, 2005), PF Goldman Sachs Short Duration Bond, PF Janus Growth LT, PF Lazard Mid-Cap Value, PF Lazard International Value, PF MFS International Large-Cap, PF Oppenheimer Main Street® Core, PF Oppenheimer Emerging Markets, PF PIMCO Managed Bond, PF PIMCO Inflation Managed, PF Pacific Life Money Market, PF Salomon Brothers Large-Cap Value, PF Van Kampen Comstock, PF Van Kampen Mid-Cap Growth, and PF Van Kampen Real Estate. Main Street is a registered trademark of OppenheimerFunds, Inc. Each Fund, with the exception of PF Pacific Life Money Market, PF Oppenheimer Main Street Core, and PF Oppenheimer Emerging Markets, has at least three separate classes of shares: Class A, B, and C. PF Pacific Life Money Market, PF Oppenheimer Main Street Core, and PF Oppenheimer Emerging Markets Funds offer Class A shares only. PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, and PF Portfolio Optimization Model E, (collectively, “Portfolio Optimization Funds”) also offer Class R shares effective September 30, 2005 (R shares offered to the public on October 1, 2005). Only the Portfolio Optimization Funds can invest in PF Oppenheimer Main Street Core Fund and PF Oppenheimer Emerging Markets Fund. Each class is distinguished by its level of distribution and service (12b-1) fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at Net Asset Value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PF Pacific Life Money Market Fund are sold without an initial sales charge.

          The Portfolio Optimization Funds invest all of their assets in Class A shares of other Pacific Funds (collectively, the “Underlying Funds”) without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. Pacific Life Insurance Company (“Pacific Life”) uses an asset allocation process to determine the Portfolio Optimization Funds’ investment mix. The Portfolio Optimization Funds use a monthly allocation percentage method, which considers the value of the Underlying Funds and a sales forecast for the upcoming month, to invest purchase proceeds and meet redemption needs. This method is intended to help maintain target allocations, although there is no guarantee that the Portfolio Optimization Funds will maintain their target allocations using this method. Actual holdings of the Portfolio Optimization Funds could vary from their target allocations due to actual cash flows and changes to the Underlying Funds’ asset values as a result of market movements and portfolio management decisions. Annually, Pacific Life will evaluate each Portfolio Optimization Fund’s asset allocation strategy and rebalance the Funds to reflect changes in the target allocations. The Funds offered by Pacific Funds may change and Underlying Funds may be added to or deleted from a Portfolio Optimization Fund. Pacific Life reserves the right to rebalance each Portfolio Optimization Fund’s investments in the Underlying Funds more frequently than annually. Pacific Life may change the asset class allocations, Underlying Funds (including any funds organized in the future) or target allocations with respect to each Underlying Fund without prior approval from shareholders as it determines necessary to pursue stated investment goals. The target allocation percentages as well as other information on the Portfolio Optimization Funds is described in the prospectuses.

          All of the Funds except the Portfolio Optimization Funds, PF Goldman Sachs Short Duration Bond Fund, PF Lazard Mid-Cap Value Fund, PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund, PF PIMCO Inflation Managed Fund, and PF Van Kampen Real Estate Fund commenced operations on September 28, 2001. The PF PIMCO Inflation Managed Fund commenced operations on December 31, 2002, the PF Goldman Sachs Short Duration Bond Fund and the Portfolio Optimization Funds commenced operations on December 31, 2003, the PF Lazard Mid-Cap Value and PF Van Kampen Real Estate Funds commenced operations on December 31, 2004, and the PF Oppenheimer Main Street Core and PF Oppenheimer Emerging Markets Funds commenced operations on September 30, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

          The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

          A. Fund Valuation

          The NAV per share for each Fund is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including option contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.

          Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Funds’ Board of Trustees (the “Board”). Money market instruments and short-term securities maturing within sixty days are valued at amortized cost, which approximates market value. The NAV of the Portfolio Optimization Funds will be calculated based on the NAVs calculated for each of the Underlying Funds.

          Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a Fund could obtain for a security if it were to dispose of the security as of the close of the NYSE.

          In determining the fair value of securities, the Funds may consider available information, including information that becomes known after the time of close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

          If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time that the Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

          The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not be indicative of the price that a Fund could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

          B. Securities Transactions and Investment Income

          Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date and interest income is not accrued until settlement date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. The Funds estimate components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Interest income is recorded on the accrual basis.

          Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and PF Pacific Life Money Market Fund, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed securities are reported as interest income in the Statements of Operations.

          Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and service (12b-1) fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

          C. Distributions to Shareholders

          The Funds currently declare and pay dividends on net investment income at least annually, except for the PF Goldman Sachs Short Duration Bond, PF PIMCO Managed Bond, PF PIMCO Inflation Managed, PF Pacific Life Money Market, and PF Van Kampen Real Estate Funds. Dividends are generally: 1) declared and paid monthly for the PF Goldman Sachs Short Duration Bond, PF PIMCO Managed Bond, and PF PIMCO Inflation Managed Funds; 2) declared daily and paid monthly for the PF Pacific Life Money Market Fund; and 3) declared and paid quarterly for the PF Van Kampen Real Estate Fund. Dividends may be declared less frequently if advantageous to the specific Fund. All realized capital gains are distributed at least annually for all Funds.

          Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          D. Foreign Currency Translation

          Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          The Funds do not separately report on the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized gain or loss and change in unrealized appreciation or depreciation from investments.

          Net realized foreign exchange gains and losses arise from sales of a Fund’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

          E. Expense Allocation

          General expenses of the Funds (including legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custody, registration and distribution and service (12b-1) fees) are charged directly to that Fund.

          F. Offering Costs

          The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

          G. Futures Contracts

          Certain Funds may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading until the contracts are closed. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

          H. Options Contracts

          Certain Funds may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liability as a liability or an investment and subsequently adjusted to the current market value, based on the option’s quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

          I. Forward Foreign Currency Contracts

          Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

          J. Swaps

          Certain Funds may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to interest and credit risk. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest. For example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

          Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty.

          In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party (typically corporate issues or sovereign issues of an emerging country) on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

          Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          K. Inflation-Indexed Bonds

          Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

          L. Stripped Mortgage-Backed Securities

          Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to book value of the security on coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income in the Statement of Operations.

          M. Government Sponsored Enterprise Securities

          Certain Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). Freddie Mac, Fannie Mae, and the FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.

          N. When-Issued Securities and Delayed-Delivery Transactions

          Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          O. Short Sales

          Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

          P. Repurchase Agreements

          Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“Standard & Poor’s”)) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by Pacific Life or a Fund Manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

          Q. General Investment Risk

          The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

          Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

          There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

          For additional risks, refer to discussions on specific types of investments in Notes 2G through 2P above.

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

          Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Funds, and receives from the Funds the following advisory fee rates based on an annual percentage of the average daily net assets of each Fund. The fees are accrued daily by the Funds:

PF AIM Blue Chip	0.95%
PF AIM Aggressive Growth	1.00%
PF Goldman Sachs Short Duration Bond	0.60%
PF Janus Growth LT	0.75%
PF Lazard Mid-Cap Value	0.85%
PF Lazard International Value	0.85%
PF MFS International Large-Cap	1.05%
PF Oppenheimer Main Street Core	0.65%

PF Oppenheimer Emerging Markets	1.00%
PF PIMCO Managed Bond	0.60%
PF PIMCO Inflation Managed	0.60%
PF Pacific Life Money Market	See (1)
PF Salomon Brothers Large- Cap Value	0.85%
PF Van Kampen Comstock	0.95%
PF Van Kampen Mid-Cap Growth	0.90%
PF Van Kampen Real Estate	1.10%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

          Pacific Life receives no fees for the investment advisory services under the Investment Advisory Agreement with respect to the Portfolio Optimization Funds. The Portfolio Optimization Funds indirectly bear the fees paid by the Underlying Funds in which they invest.

          Pursuant to Fund Management Agreements, the Funds and Pacific Life engage fund managers under Pacific Life’s supervision for fifteen of the twenty-one Funds. The following firms serve as sub-advisers for their respective Funds: A I M Capital Management, Inc., Goldman Sachs Asset Management, L.P., Janus Capital Management LLC, Lazard Asset Management LLC, Neuberger Berman Management, Inc. (sub-adviser of PF NB Fasciano Small Equity, formerly PF AIM Aggressive Growth, effective October 1, 2005), MFS Investment Management, OppenheimerFunds, Inc., Pacific Investment Management Company LLC, Salomon Brothers Asset Management Inc, and Van Kampen. Pacific Life, as Investment Adviser to the Funds, pays the related management fees as compensation for advisory services provided to the Funds.

          Pursuant to an Administration and Shareholder Services Agreement, (the “Agreement”) Pacific Life serves as Administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensate the Administrator at an annual rate of 0.35% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, the Funds compensate the Administrator for support services at cost for time spent by the legal, accounting, tax and compliance personnel for providing assistance, coordination and supervision to the Funds.

          Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. Under the distribution and service (12b-1) and non 12b-1 service plans, each Fund pays to the Distributor fees at annual rates expressed as a percentage of average daily net assets. Each Fund, except the PF Pacific Life Money Market Fund, pays a distribution fee as compensation for services rendered and

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

expenses borne by the Distributor in connection with the distribution of shares of the Funds (0.25% for Class A and R shares and 0.75% for Class B and C shares). Additionally, each Fund pays a shareholder servicing fee as compensation in connection with services rendered to shareholders of the Funds and/or maintenance of shareholder accounts (0.25% for Class A, B, C, and R shares). For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, which are charged an annual distribution and shareholder servicing fee of 0.50% (0.25% of shareholder servicing fees for PF Pacific Life Money Market only) of average daily net assets without payment of a front-end sales charge. To avoid duplication of fees, the distribution and shareholder servicing fee for each class of the Portfolio Optimization Funds will be waived up to 0.50%, which is dependent on the amount of actual 12b-1 and/or service fees incurred by the Underlying Funds within a particular Portfolio Optimization Model. The fees are accrued daily.

          For the six-month period ended September 30, 2005, the Distributor, acting as underwriter, received net commissions of $2,605,870 from the sale of Class A shares and received $153,639 in CDSC from redemptions of Class B and C shares.

4. TRUSTEE DEFERRED COMPENSATION PLAN

          Each independent trustee of the Board (“Trustee”) is eligible to participate in the Funds’ Deferred Compensation Plan (the “Plan”). The Plan allows each Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. A Trustee who defers compensation has the option to select credit rate options that mirror the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. Effective January 1, 2005, the Plan was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a Trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a Trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than 12 months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than 5 years after the date such account would otherwise have been paid. As of September 30, 2005, total deferred trustee compensation liability was $150,142.

5. EXPENSE REDUCTIONS

          To help limit the Funds’ expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or administration fees, or otherwise reimburse each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; foreign taxes on dividends, interest or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The expense cap is 0.00% for the Portfolio Optimization Funds and 0.45% for the Underlying Funds through June 30, 2006. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap. There is no guarantee that Pacific Life will continue to cap expenses after June 30, 2006.

          The cumulative reimbursement amounts as of September 30, 2005 that are subject to repayment for each Fund are as follows:

	Expiration

Funds	2006	2007	2008	2009

PF Portfolio Optimization Model A	$—	$36,837	$227,677	$103,828
PF Portfolio Optimization Model B	—	54,940	355,811	189,002
PF Portfolio Optimization Model C	—	103,852	679,146	501,152
PF Portfolio Optimization Model D	—	110,532	629,641	452,841
PF Portfolio Optimization Model E	—	62,617	369,133	194,056
PF AIM Blue Chip	192,697	180,256	172,805	88,835
PF AIM Aggressive Growth	137,076	116,454	142,612	58,881
PF Goldman Sachs Short Duration Bond	—	30,535	189,312	60,519
PF Janus Growth LT	181,111	148,424	136,338	63,750
PF Lazard Mid-Cap Value	—	—	58,835	94,566
PF Lazard International Value	174,426	163,749	226,073	105,999
PF MFS International Large-Cap	391,365	320,872	340,780	170,664
PF Oppenheimer Main Street Core	—	—	—	238
PF Oppenheimer Emerging Markets	—	—	—	250
PF PIMCO Managed Bond	360,805	306,150	229,552	112,388
PF PIMCO Inflation Managed	35,513	164,752	150,852	77,473
PF Pacific Life Money Market	291,629	271,427	213,591	87,148
PF Salomon Brothers Large-Cap Value	187,014	192,635	189,257	89,478
PF Van Kampen Comstock	134,554	140,698	142,219	67,162
PF Van Kampen Mid-Cap Growth	193,070	177,748	179,956	78,759
PF Van Kampen Real Estate	—	—	38,207	80,045

Total	$2,279,260	$2,582,478	$4,671,797	$2,677,034

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          Due to the current regulatory and/or accounting standards, all expense reimbursements made by the adviser for the period September 28, 2001 (the Funds’ commencement date of operations) to March 31, 2002 ($2,058,686) expired for future recoupment as of March 31, 2005. Pacific Life’s expense reimbursement is presented in the accompanying Statements of Operations.

          For the period April 15, 2005 to June 30, 2005, the Distributor has also agreed to waive part of the 12b-1 fees for the PF Pacific Life Money Market Fund. The total amount waived by the Distributor for Class A, B, and C was $24,326, $1,535, and $3,924, respectively.

6. TRANSACTIONS WITH AFFILIATES

          The Funds have incurred $2,021,322 of investment advisory fees, $1,596,513 of administration fees, and $306,609 of support services expenses payable to Pacific Life, for the six-month period ended September 30, 2005. As of September 30, 2005, $364,343, $289,761, and $133,906 remained payable for investment advisory fees, administration fees, and support services expenses, respectively.

          For the six-month period ended September 30, 2005, the Funds also incurred $1,868,754 of distribution expenses net of any waiver payable to the Distributor under the distribution and service (12b-1) and non 12b-1 service plans. As of September 30, 2005, $347,071 remained payable.

7. TAX CHARACTER OF DISTRIBUTIONS

          The tax character of distributions paid during the six-month period ended September 30, 2005, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gain	Total Distributions

PF Portfolio Optimization Model A	$30,557	$51,554	$82,111
PF Portfolio Optimization Model B	41,730	18,374	60,104
PF Portfolio Optimization Model C	208,579	111,520	320,099
PF Portfolio Optimization Model D	248,594	211,305	459,899
PF Portfolio Optimization Model E	74,336	116,150	190,486
PF AIM Aggressive Growth	98,528	1,103,774	1,202,302
PF Goldman Sachs Short Duration Bond	322,813	—	322,813
PF Lazard Mid-Cap Value	133,838	—	133,838
PF Lazard International Value	111,313	100,365	211,678
PF MFS International Large-Cap	23,075	38,315	61,390
PF PIMCO Managed Bond	605,963	—	605,963
PF PIMCO Inflation Managed	945,030	19,513	964,543
PF Pacific Life Money Market	308,353	—	308,353
PF Salomon Brothers Large-Cap Value	37,961	—	37,961
PF Van Kampen Comstock	37,769	743,242	781,011
PF Van Kampen Real Estate	89,975	—	89,975

          The tax character of distributions paid during the year ended March 31, 2005 was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gain	Total Distributions

PF Portfolio Optimization Model A	$169,592	$28,385	$197,977
PF Portfolio Optimization Model B	355,835	83,276	439,111
PF Portfolio Optimization Model C	719,658	207,119	926,777
PF Portfolio Optimization Model D	365,241	205,148	570,389
PF Portfolio Optimization Model E	34,000	101,473	135,473
PF AIM Aggressive Growth	—	281,613	281,613
PF Goldman Sachs Short Duration Bond	273,607	—	273,607
PF Lazard International Value	78,010	458,738	536,748
PF MFS International Large-Cap	97,765	306,210	403,975
PF PIMCO Managed Bond	1,233,639	375,257	1,608,896
PF PIMCO Inflation Managed	1,638,499	14,147	1,652,646
PF Pacific Life Money Market	153,205	—	153,205
PF Salomon Brothers Large-Cap Value	200,695	—	200,695
PF Van Kampen Comstock	75,553	—	75,553
PF Van Kampen Real Estate	22,685	—	22,685

          As of March 31, 2005 the components of distributable earnings on a tax basis were as follows:

Funds	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$—	$62,218	$15,653	$49,989
PF Portfolio Optimization Model B	—	41,257	14,727	759,830
PF Portfolio Optimization Model C	—	201,356	108,074	3,359,105
PF Portfolio Optimization Model D	—	241,247	206,317	3,926,445
PF Portfolio Optimization Model E	—	70,104	111,429	1,960,176
PF AIM Blue Chip	(1,451,357)	—	—	2,451,980
PF AIM Aggressive Growth	—	97,929	1,101,268	257,269
PF Goldman Sachs Short Duration Bond	(123,510)	6,884	—	(311,654)
PF Janus Growth LT	(1,397,720)	—	—	2,608,230
PF Lazard Mid-Cap Value	—	131,874	—	(57,765)
PF Lazard International Value	(58,295)	108,215	99,804	7,365,661
PF MFS International Large-Cap	(1,099)	22,109	37,141	4,177,678
PF PIMCO Managed Bond	(587,091)	337,316	—	37,120
PF PIMCO Inflation Managed	—	105,495	14,981	79,220
PF Pacific Life Money Market	—	19,311	—	—
PF Salomon Brothers Large-Cap Value	(828,124)	37,030	—	3,831,957
PF Van Kampen Comstock	—	36,613	741,717	2,073,092
PF Van Kampen Mid-Cap Growth	(3,004,858)	—	—	5,870,909
PF Van Kampen Real Estate	(1,702)	56,848	—	(345,392)

          The components of the accumulated capital and other losses as of March 31, 2005, are summarized in Note 8 on the following page.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

8. FEDERAL INCOME TAX

          Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2005 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (‘the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

          Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2005, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2005, are presented in the following table:

	Net Capital Loss Carryover	Net Capital Loss Carryover Expiring in			Post-October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses

Funds		2011	2012	2013

PF Portfolio Optimization Model A	$—	$—	$—	$—	$—	$—	$—
PF Portfolio Optimization Model B	—	—	—	—	—	—	—
PF Portfolio Optimization Model C	—	—	—	—	—	—	—
PF Portfolio Optimization Model D	—	—	—	—	—	—	—
PF Portfolio Optimization Model E	—	—	—	—	—	—	—
PF AIM Blue Chip*	(1,285,487)	(739,723)	(390,913)	(154,851)	(165,870)	—	(1,451,357)
PF AIM Aggressive Growth	—	—	—	—	—	—	—
PF Goldman Sachs Short Duration Bond	(87,029)	—	—	(87,029)	(36,481)	—	(123,510)
PF Janus Growth LT	(1,394,151)	(1,394,151)	—	—	—	(3,569)	(1,397,720)
PF Lazard Mid-Cap Value	—	—	—	—	—	—	—
PF Lazard International Value	—	—	—	—	—	(58,295)	(58,295)
PF MFS International Large-Cap	—	—	—	—	—	(1,099)	(1,099)
PF PIMCO Managed Bond	—	—	—	—	(587,091)	—	(587,091)
PF PIMCO Inflation Managed	—	—	—	—	—	—	—
PF Pacific Life Money Market	—	—	—	—	—	—	—
PF Salomon Brothers Large-Cap Value	(828,124)	—	(828,124)	—	—	—	(828,124)
PF Van Kampen Comstock	—	—	—	—	—	—	—
PF Van Kampen Mid-Cap Growth	(3,004,858)	(3,004,858)	—	—	—	—	(3,004,858)
PF Van Kampen Real Estate	—	—	—	—	(1,702)	—	(1,702)

*	The availability of a certain amount of this capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of September 30, 2005, are presented in the following table:

Funds	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$22,529,931	$365,887	$(64,414)	$301,473
PF Portfolio Optimization Model B	54,313,895	2,185,513	(113,812)	2,071,701
PF Portfolio Optimization Model C	157,618,243	10,162,042	(259,562)	9,902,480
PF Portfolio Optimization Model D	145,249,393	11,791,973	(125,174)	11,666,799
PF Portfolio Optimization Model E	52,073,768	5,486,383	(389)	5,485,994
PF AIM Blue Chip	44,026,192	4,761,699	(410,842)	4,350,857
PF AIM Aggressive Growth	7,086,317	136,652	(40,069)	96,583
PF Goldman Sachs Short Duration Bond	40,641,303	248	(273,227)	(272,979)
PF Janus Growth LT	22,261,956	4,530,850	(256,425)	4,274,425
PF Lazard Mid-Cap Value	30,870,193	2,045,362	(1,018,569)	1,026,793
PF Lazard International Value	54,851,013	9,873,612	—	9,873,612
PF MFS International Large-Cap	40,653,682	7,349,851	(258,270)	7,091,581
PF Oppenheimer Main Street Core (1)	—	—	—	—
PF Oppenheimer Emerging Markets (1)	—	—	—	—
PF PIMCO Managed Bond	68,874,427	353,702	(450,459)	(96,757)
PF PIMCO Inflation Managed	62,416,084	495,907	(175,982)	319,925
PF Pacific Life Money Market	28,168,491	—	—	—
PF Salomon Brothers Large-Cap Value	55,992,470	6,883,747	(1,493,949)	5,389,798
PF Van Kampen Comstock	28,897,812	2,460,827	(1,072,833)	1,387,994
PF Van Kampen Mid-Cap Growth	33,226,057	8,624,179	(740,504)	7,883,675
PF Van Kampen Real Estate	16,586,941	2,119,547	(1,322)	2,118,225

9. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding short-term investments and the PF Pacific Life Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2005, are summarized in the following table:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PF Portfolio Optimization Model A	$—	$—	$9,447,968	$5,206,926
PF Portfolio Optimization Model B	—	—	15,788,633	2,147,351
PF Portfolio Optimization Model C	—	—	39,223,542	3,150,089
PF Portfolio Optimization Model D	—	—	38,666,351	118,593
PF Portfolio Optimization Model E	—	—	17,003,774	4,706,935
PF AIM Blue Chip	—	—	24,142,604	24,286,582
PF AIM Aggressive Growth	—	—	13,430,760	14,042,468
PF Goldman Sachs Short Duration Bond	20,201,361	18,648,578	—	—
PF Janus Growth LT	—	—	8,675,395	3,934,430
PF Lazard Mid-Cap Value	—	—	16,408,944	14,105,546
PF Lazard International Value	—	—	17,818,456	2,235,457
PF MFS International Large-Cap	—	—	18,040,385	9,579,465
PF Oppenheimer Main Street Core (1)	—	—	—	—
PF Oppenheimer Emerging Markets (1)	—	—	—	—
PF PIMCO Managed Bond	163,185,436	127,417,440	7,066,108	3,699,703
PF PIMCO Inflation Managed	41,353,610	29,568,071	3,072,349	164,730
PF Salomon Brothers Large-Cap Value	—	—	21,960,217	13,972,078
PF Van Kampen Comstock	—	—	8,482,859	2,652,216
PF Van Kampen Mid-Cap Growth	—	—	23,789,600	27,127,207
PF Van Kampen Real Estate	—	—	2,486,174	488,276

(1)	The PF Oppenheimer Main Street Core and PF Oppenheimer Emerging Markets Funds commenced operations on September 30, 2005. There was no investment activity on that day.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

10. SHARES OF BENEFICIAL INTEREST

      Changes in shares of beneficial interest of each Fund were as follows:

	PF Portfolio Optimization		PF Portfolio Optimization		PF Portfolio Optimization		PF Portfolio Optimization
	Model A		Model B		Model C		Model D
	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005

Class A
Shares sold	487,875	760,748	888,943	1,606,919	2,213,573	4,288,080	1,870,074	3,172,899
Dividend and distribution reinvested	3,995	8,657	3,411	20,905	13,466	38,391	16,075	23,038
Shares repurchased	(411,730)	(150,358)	(235,530)	(236,121)	(820,228)	(478,716)	(386,441)	(390,694)

Net increase	80,140	619,047	656,824	1,391,703	1,406,811	3,847,755	1,499,708	2,805,243
Beginning shares outstanding	811,882	192,835	1,904,110	512,407	5,103,902	1,256,147	4,126,386	1,321,143

Ending shares outstanding	892,022	811,882	2,560,934	1,904,110	6,510,713	5,103,902	5,626,094	4,126,386

Class B
Shares sold	58,816	122,633	235,859	435,338	703,636	1,347,064	657,218	1,208,600
Dividend and distribution reinvested	638	1,017	530	5,591	3,958	12,538	7,012	7,537
Shares repurchased	(11,921)	(24,985)	(93,853)	(87,513)	(177,393)	(62,962)	(72,948)	(122,054)

Net increase	47,533	98,665	142,536	353,416	530,201	1,296,640	591,282	1,094,083
Beginning shares outstanding	142,926	44,261	650,985	297,569	1,848,658	552,018	1,783,097	689,014

Ending shares outstanding	190,459	142,926	793,521	650,985	2,378,859	1,848,658	2,374,379	1,783,097

Class C
Shares sold	555,138	739,419	734,343	1,282,504	1,737,498	3,846,241	1,783,649	3,542,271
Dividend and distribution reinvested	2,862	8,956	1,409	13,189	10,404	32,158	17,919	19,330
Shares repurchased	(311,190)	(238,503)	(270,834)	(330,590)	(403,008)	(539,974)	(317,153)	(283,050)

Net increase	246,810	509,872	464,918	965,103	1,344,894	3,338,425	1,484,415	3,278,551
Beginning shares outstanding	879,062	369,190	1,493,796	528,693	5,005,261	1,666,836	4,539,002	1,260,451

Ending shares outstanding	1,125,872	879,062	1,958,714	1,493,796	6,350,155	5,005,261	6,023,417	4,539,002

Class R (1)
Shares sold	966		938		907		889
Dividend and distribution reinvested	—		—		—		—
Shares repurchased	—		—		—		—

Net increase	966		938		907		889
Beginning shares outstanding	—		—		—		—

Ending shares outstanding	966		938		907		889

	PF Portfolio Optimization		PF AIM		PF AIM		PF Goldman Sachs
	Model E		Blue Chip Fund		Aggressive Growth Fund		Short Duration Bond Fund
	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005

Class A
Shares sold	888,526	1,147,473	723,455	2,383,955	4,317	603,513	1,356,209	2,350,005
Dividend and distribution reinvested	7,955	6,900	—	—	102,471	21,390	32,387	27,316
Shares repurchased	(153,746)	(270,204)	(783,440)	(229,830)	(19,236)	(755,128)	(699,595)	(139,817)

Net increase (decrease)	742,735	884,169	(59,985)	2,154,125	87,552	(130,225)	689,001	2,237,504
Beginning shares outstanding	1,696,457	812,288	4,450,661	2,296,536	604,246	734,471	3,587,081	1,349,577

Ending shares outstanding	2,439,192	1,696,457	4,390,676	4,450,661	691,798	604,246	4,276,082	3,587,081

(1)	Operations commenced on September 30, 2005.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Portfolio Optimization Model E		PF AIM Blue Chip Fund		PF AIM Aggressive Growth Fund		PF Goldman Sachs Short Duration Bond Fund
	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005

Class B
Shares sold	193,435	377,653	4,368	10,794	2,659	6,032	3,257	1,310
Dividend and distribution reinvested	2,345	1,320	—	—	4,437	593	19	7
Shares repurchased	(51,462)	(48,504)	(2,613)	(7,398)	(1,449)	(5,616)	(1,406)	(1,006)

Net increase	144,318	330,469	1,755	3,396	5,647	1,009	1,870	311
Beginning shares outstanding	569,731	239,262	52,699	49,303	24,431	23,422	1,312	1,001

Ending shares outstanding	714,049	569,731	54,454	52,699	30,078	24,431	3,182	1,312

Class C
Shares sold	902,700	1,415,830	26,034	70,457	1,732	27,832	24,520	69,913
Dividend and distribution reinvested	6,889	3,915	—	—	8,793	1,156	341	243
Shares repurchased	(664,843)	(567,283)	(14,456)	(41,601)	(2,483)	(10,169)	(26,597)	(17,475)

Net increase (decrease)	244,746	852,462	11,578	28,856	8,042	18,819	(1,736)	52,681
Beginning shares outstanding	1,634,036	781,574	137,177	108,321	50,357	31,538	58,865	6,184

Ending shares outstanding	1,878,782	1,634,036	148,755	137,177	58,399	50,357	57,129	58,865

Class R (1)
Shares sold	873
Dividend and distribution reinvested	—
Shares repurchased	—

Net increase	873
Beginning shares outstanding	—

Ending shares outstanding	873

	PF Janus Growth LT Fund		PF Lazard Mid-Cap Value Fund (2)		PF Lazard International Value Fund		PF MFS International Large-Cap Fund
	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Period ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005

Class A
Shares sold	478,709	816,345	701,525	3,399,452	1,353,936	2,240,190	1,081,025	1,735,922
Dividend and distribution reinvested	—	—	13,133	—	15,974	42,278	4,828	34,206
Shares repurchased	(100,845)	(136,216)	(471,911)	(828,702)	(682,483)	(121,364)	(681,289)	(116,254)

Net increase	377,864	680,129	242,747	2,570,750	687,427	2,161,104	404,564	1,653,874
Beginning shares outstanding	1,840,550	1,160,421	2,570,750	—	3,843,533	1,682,429	2,977,059	1,323,185

Ending shares outstanding	2,218,414	1,840,550	2,813,497	2,570,750	4,530,960	3,843,533	3,381,623	2,977,059

Class B
Shares sold	2,663	10,346	2,338	3,348	3,235	11,788	3,332	10,843
Dividend and distribution reinvested	—	—	13	—	60	392	25	354
Shares repurchased	(1,019)	(3,412)	(1,219)	—	(10,505)	(5,235)	(8,485)	(3,289)

Net increase (decrease)	1,644	6,934	1,132	3,348	(7,210)	6,945	(5,128)	7,908
Beginning shares outstanding	35,516	28,582	3,348	—	34,540	27,595	30,991	23,083

Ending shares outstanding	37,160	35,516	4,480	3,348	27,330	34,540	25,863	30,991

Class C
Shares sold	58,338	32,637	6,960	7,430	19,839	47,663	13,161	34,757
Dividend and distribution reinvested	—	—	40	—	255	1,224	45	446
Shares repurchased	(40,608)	(26,691)	(1,048)	—	(6,058)	(22,240)	(6,128)	(7,565)

Net increase	17,730	5,946	5,952	7,430	14,036	26,647	7,078	27,638
Beginning shares outstanding	45,140	39,194	7,430	—	93,232	66,585	47,006	19,368

Ending shares outstanding	62,870	45,140	13,382	7,430	107,268	93,232	54,084	47,006

(1)	Operations commenced on September 30, 2005.

(2)	Operations commenced on December 31, 2004.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Oppenheimer Main Street Core Fund (1) Period ended 9/30/2005	PF Oppenheimer Emerging Markets Fund (1) Period ended 9/30/2005
			PF PIMCO Managed Bond Fund		PF PIMCO Inflation Managed Fund		PF Pacific Life Money Market Fund (2)
			Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005

Class A
Shares sold	1,001	1,001	1,358,644	2,494,435	1,911,374	2,153,906	10,439,580	16,732,058
Dividend and distribution reinvested	—	—	54,671	139,591	80,491	125,607	291,231	142,409
Shares repurchased	—	—	(346,985)	(286,308)	(761,918)	(298,021)	(13,034,200)	(9,160,559)
Converted from Class B and C shares	—	—	—	—	—	—	2,021,733	—

Net increase (decrease)	1,001	1,001	1,066,330	2,347,718	1,229,947	1,981,492	(281,656)	7,713,908

Beginning shares outstanding	—	—	4,242,185	1,894,467	3,469,254	1,487,762	22,342,099	14,628,191

Ending shares outstanding	1,001	1,001	5,308,515	4,242,185	4,699,201	3,469,254	22,060,443	22,342,099

Class B
Shares sold			5,533	41,984	35,316	56,939	189,675	881,811
Dividend and distribution reinvested			948	4,101	1,962	4,378	4,086	1,999
Shares repurchased			(5,803)	(25,835)	(6,233)	(10,605)	(82,618)	(955,312)
Converted to Class A shares			—	—	—	—	(783,748)	—

Net increase (decrease)			678	20,250	31,045	50,712	(672,605)	(71,502)
Beginning shares outstanding			113,407	93,157	114,734	64,022	672,605	744,107

Ending shares outstanding			114,085	113,407	145,779	114,734	—	672,605

Class C
Shares sold			76,642	110,257	63,406	388,901	2,003,182	8,159,389
Dividend and distribution reinvested			1,895	9,351	6,625	26,465	9,277	6,780
Shares repurchased			(95,775)	(106,513)	(151,441)	(245,048)	(4,032,847)	(5,864,157)
Converted to Class A shares			—	—	—	—	(1,237,985)	—

Net increase (decrease)			(17,238)	13,095	(81,410)	170,318	(3,258,373)	2,302,012
Beginning shares outstanding			234,780	221,685	543,594	373,276	3,258,373	956,361

Ending shares outstanding			217,542	234,780	462,184	543,594	—	3,258,373

	PF Salomon Brothers Large-Cap Value Fund		PF Van Kampen Comstock Fund		PF Van Kampen Mid-Cap Growth Fund		PF Van Kampen Real Estate Fund (3)
	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Year ended 3/31/2005	Period ended 9/30/2005	Period ended 3/31/2005

Class A
Shares sold	1,320,422	2,382,828	515,397	844,873	310,360	2,086,147	222,862	1,983,219
Dividend and distribution reinvested	3,299	17,416	60,638	5,994	—	—	8,330	2,410
Shares repurchased	(739,769)	(253,331)	(80,655)	(71,349)	(654,773)	(252,296)	(23,948)	(510,258)

Net increase (decrease)	583,952	2,146,913	495,380	779,518	(344,413)	1,833,851	207,244	1,475,371
Beginning shares outstanding	4,461,024	2,314,111	1,829,803	1,050,285	4,128,984	2,295,133	1,475,371	—

Ending shares outstanding	5,044,976	4,461,024	2,325,183	1,829,803	3,784,571	4,128,984	1,682,615	1,475,371

Class B
Shares sold	2,715	13,679	5,897	11,674	5,513	20,939	8,160	1,853
Dividend and distribution reinvested	—	—	904	—	—	—	14	1
Shares repurchased	(2,666)	(19,950)	(608)	(20,773)	(3,959)	(8,764)	(3,330)	—

Net increase (decrease)	49	(6,271)	6,193	(9,099)	1,554	12,175	4,844	1,854
Beginning shares outstanding	45,046	51,317	31,236	40,335	75,760	63,585	1,854	—

Ending shares outstanding	45,095	45,046	37,429	31,236	77,314	75,760	6,698	1,854

Class C
Shares sold	11,931	61,355	30,351	58,452	22,438	62,090	2,358	3,413
Dividend and distribution reinvested	—	—	2,228	37	—	—	10	4
Shares repurchased	(12,663)	(41,717)	(14,105)	(8,361)	(9,993)	(19,502)	(2,095)	—

Net increase (decrease)	(732)	19,638	18,474	50,128	12,445	42,588	273	3,417
Beginning shares outstanding	137,767	118,129	70,264	20,136	163,433	120,845	3,417	—

Ending shares outstanding	137,035	137,767	88,738	70,264	175,878	163,433	3,690	3,417

(1)	Operations commenced on September 30, 2005. These two funds offer Class A shares only.

(2)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005. Only Class A shares are offered after that date.

(3)	Operations commenced on December 31, 2004.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     As of September 30, 2005, Pacific Life owned the following percentage of the total (aggregate of Classes A, B, and C) shares outstanding of each of the Funds:

PF AIM Aggressive Growth	77.7%
PF Janus Growth LT	21.6%
PF Oppenheimer Main Street Core	100.0%
PF Oppenheimer Emerging Markets	100.0%
PF Van Kampen Comstock	21.3%
PF Van Kampen Real Estate	23.8%

     As of September 30, 2005, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C, and R) owned the following percentages of the total shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds

Underlying Fund	Portfolio Optimization Model A	Portfolio Optimization Model B	Portfolio Optimization Model C	Portfolio Optimization Model D	Portfolio Optimization Model E

PF AIM Blue Chip	1.87%	9.27%	34.57%	32.32%	13.02%
PF Goldman Sachs Short Duration Bond	14.99%	22.11%	42.54%	18.17%	N/A
PF Janus Growth LT	N/A	N/A	19.20%	29.93%	17.32%
PF Lazard Mid-Cap Value	1.65%	5.58%	27.72%	41.36%	22.56%
PF Lazard International Value	1.47%	8.07%	31.51%	39.39%	14.12%
PF MFS International Large-Cap	0.99%	6.17%	28.70%	40.27%	19.32%
PF PIMCO Managed Bond	8.19%	16.28%	34.23%	21.45%	2.88%
PF PIMCO Inflation Managed	4.54%	10.92%	29.47%	13.87%	N/A
PF Pacific Life Money Market	19.60%	27.74%	22.49%	N/A	N/A
PF Salomon Brothers Large-Cap Value	2.26%	10.86%	32.27%	32.70%	10.91%
PF Van Kampen Comstock	2.19%	7.31%	21.75%	25.48%	9.19%
PF Van Kampen Mid-Cap Growth	N/A	5.13%	30.32%	34.64%	18.29%
PF Van Kampen Real Estate	N/A	N/A	26.68%	32.86%	15.09%

11. INDEMNIFICATIONS

     Under the Pacific Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, effective June 8, 2005, the Pacific Funds entered into an agreement with each of the Trustees which provides that it will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Funds, to the fullest extent permitted by the Pacific Funds’ Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Pacific Funds enter into contracts with service providers and others that contain general indemnification clauses. The Pacific Funds’ maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Pacific Funds and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)

     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period April 1, 2005 to September 30, 2005, or from the period of inception for funds that started after April 1, 2005, but prior to September 30, 2005.

ACTUAL EXPENSES

     The first section of the table for each fund, entitled “Actual Fund Return,” provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisers reimbursement and fee waivers. The “Ending Account Value” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/05-09/30/05” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from April 1, 2005 to September 30, 2005, or for funds that started after April 1, 2005, but prior to September 30, 2005, the applicable period during that time.

     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the first section under the heading entitled “Expenses Paid During the Period 04/01/05-09/30/05.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the table for each fund, entitled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisers reimbursement and fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

     You may use the information to compare the ongoing costs of investing in the fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/05	Ending Account Value at 09/30/05	Annualized Expense Ratio		Expenses Paid During the Period (1) 04/01/05- 09/30/05

PF Portfolio Optimization Model A

Actual Fund Return
Class A	$1,000.00	$1,020.90	0.02%		$0.10
Class B	1,000.00	1,018.10	0.52%		2.63
Class C	1,000.00	1,018.90	0.52%		2.63
Class R (2)	1,000.00	1,000.00	0.02%		0.00	(3)

Hypothetical
Class A	$1,000.00	$1,024.97	0.02%		$0.10
Class B	1,000.00	1,022.46	0.52%		2.64
Class C	1,000.00	1,022.46	0.52%		2.64
Class R (2)	1,000.00	1,024.97	0.02%		0.10

PF Portfolio Optimization Model B

Actual Fund Return
Class A	$1,000.00	$1,034.70	0.02%		$0.10
Class B	1,000.00	1,032.90	0.52%		2.65
Class C	1,000.00	1,032.90	0.52%		2.65
Class R (2)	1,000.00	1,000.00	0.02%		0.00	(3)

Hypothetical
Class A	$1,000.00	$1,024.97	0.02%		$0.10
Class B	1,000.00	1,022.46	0.52%		2.64
Class C	1,000.00	1,022.46	0.52%		2.64
Class R (2)	1,000.00	1,024.97	0.02%		0.10

PF Portfolio Optimization Model C

Actual Fund Return
Class A	$1,000.00	$1,051.00	0.00	% (3)	$0.00	(3)
Class B	1,000.00	1,048.60	0.50%		2.57
Class C	1,000.00	1,048.70	0.50%		2.57
Class R (2)	1,000.00	1,000.00	0.00	% (3)	0.00	(3)

Hypothetical
Class A	$1,000.00	$1,025.07	0.00	% (3)	$0.00	(3)
Class B	1,000.00	1,022.56	0.50%		2.54
Class C	1,000.00	1,022.56	0.50%		2.54
Class R (2)	1,000.00	1,025.07	0.00	% (3)	0.00	(3)

PF Portfolio Optimization Model D

Actual Fund Return
Class A	$1,000.00	$1,061.80	0.00%		$0.00
Class B	1,000.00	1,059.10	0.50%		2.58
Class C	1,000.00	1,059.30	0.50%		2.58
Class R (2)	1,000.00	1,000.00	0.00%		0.00

Hypothetical
Class A	$1,000.00	$1,025.07	0.00%		$0.00
Class B	1,000.00	1,022.56	0.50%		2.54
Class C	1,000.00	1,022.56	0.50%		2.54
Class R (2)	1,000.00	1,025.07	0.00%		0.00

See explanation of references on page E-3

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/05	Ending Account Value at 09/30/05	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/05 - 09/30/05

PF Portfolio Optimization Model E

Actual Fund Return
Class A	$1,000.00	$1,073.80	0.00%	$0.00
Class B	1,000.00	1,071.20	0.50%	2.60
Class C	1,000.00	1,070.30	0.50%	2.59
Class R (2)	1,000.00	1,000.00	0.00%	0.00
Hypothetical
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54
Class R (2)	1,000.00	1,025.07	0.00%	0.00

PF AIM Blue Chip Fund

Actual Fund Return
Class A	$1,000.00	$1,035.50	1.90%	$9.70
Class B	1,000.00	1,033.10	2.40%	12.23
Class C	1,000.00	1,033.10	2.40%	12.23
Hypothetical
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11

PF AIM Aggressive Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,047.60	1.95%	$10.01
Class B	1,000.00	1,045.50	2.45%	12.56
Class C	1,000.00	1,044.60	2.45%	12.56
Hypothetical
Class A	$1,000.00	$1,015.29	1.95%	$9.85
Class B	1,000.00	1,012.78	2.45%	12.36
Class C	1,000.00	1,012.78	2.45%	12.36

PF Goldman Sachs Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,004.30	1.55%	$7.79
Class B	1,000.00	1,001.40	2.05%	10.29
Class C	1,000.00	1,001.70	2.05%	10.29
Hypothetical
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

PF Janus Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$1,069.60	1.70%	$8.82
Class B	1,000.00	1,066.70	2.20%	11.40
Class C	1,000.00	1,066.00	2.20%	11.39
Hypothetical
Class A	$1,000.00	$1,016.55	1.70%	$8.59
Class B	1,000.00	1,014.04	2.20%	11.11
Class C	1,000.00	1,014.04	2.20%	11.11

PF Lazard Mid-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,069.30	1.80%	$9.34
Class B	1,000.00	1,066.70	2.30%	11.92
Class C	1,000.00	1,067.40	2.30%	11.92
Hypothetical
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,013.54	2.30%	11.61
Class C	1,000.00	1,013.54	2.30%	11.61

PF Lazard International Value Fund

Actual Fund Return
Class A	$1,000.00	$1,056.30	1.80%	$9.28
Class B	1,000.00	1,054.00	2.30%	11.84
Class C	1,000.00	1,053.60	2.30%	11.84
Hypothetical
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,013.54	2.30%	11.61
Class C	1,000.00	1,013.54	2.30%	11.61

PF MFS International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,080.40	2.00%	$10.43
Class B	1,000.00	1,078.00	2.50%	13.02
Class C	1,000.00	1,078.70	2.50%	13.03
Hypothetical
Class A	$1,000.00	$1,015.04	2.00%	$10.10
Class B	1,000.00	1,012.53	2.50%	12.61
Class C	1,000.00	1,012.53	2.50%	12.61

PF Oppenheimer Main Street Core Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,000.00	1.60%	$0.04
Hypothetical
Class A	$1,000.00	$1,017.05	1.60%	$8.09

PF Oppenheimer Emerging Markets Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,000.00	1.95%	$0.05
Hypothetical
Class A	$1,000.00	$1,015.29	1.95%	$9.85

PF PIMCO Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,026.70	1.55%	$7.87
Class B	1,000.00	1,024.20	2.05%	10.40
Class C	1,000.00	1,024.00	2.05%	10.40
Hypothetical
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

See explanation of references on page E-3

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/05	Ending Account Value at 09/30/05	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/05 - 09/30/05

PF PIMCO Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,022.40	1.55%	$7.86
Class B	1,000.00	1,020.10	2.05%	10.38
Class C	1,000.00	1,019.70	2.05%	10.38
Hypothetical
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

PF Pacific Life Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,011.90	0.82%	$4.14
Hypothetical
Class A	$1,000.00	$1,020.96	0.82%	$4.15

PF Salomon Brothers Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,053.00	1.80%	$9.26
Class B	1,000.00	1,050.10	2.30%	11.82
Class C	1,000.00	1,049.20	2.30%	11.82
Hypothetical
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,013.54	2.30%	11.61
Class C	1,000.00	1,013.54	2.30%	11.61

PF Van Kampen Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,009.70	1.90%	$9.57
Class B	1,000.00	1,007.60	2.40%	12.08
Class C	1,000.00	1,007.50	2.40%	12.08
Hypothetical
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11

PF Van Kampen Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,140.00	1.85%	$9.92
Class B	1,000.00	1,137.50	2.35%	12.59
Class C	1,000.00	1,136.50	2.35%	12.59
Hypothetical
Class A	$1,000.00	$1,015.79	1.85%	$9.35
Class B	1,000.00	1,013.29	2.35%	11.86
Class C	1,000.00	1,013.29	2.35%	11.86

PF Van Kampen Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$1,182.90	2.05%	$11.22
Class B	1,000.00	1,179.20	2.55%	13.93
Class C	1,000.00	1,180.40	2.55%	13.94
Hypothetical
Class A	$1,000.00	$1,014.79	2.05%	$10.35
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)

Class R for the Portfolio Optimizations Funds, Class A for the PF Oppenheimer Main Street Core, and Class A for the PF Oppenheimer Emerging Markets Funds commenced operations on September 30, 2005. The actual fund return by class and expenses paid during the period for these funds or classes were for the one day of operations on September 30, 2005, instead of the entire 6-month period. The hypothetical return is based on the entire 6-month period, for comparison purposes.

(3)	Amount represents less than $0.005 or 0.005%.

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

          The business and affairs of the Funds are managed under the direction of the Board of Trustees under the Pacific Funds’ Declaration of Trust. Information pertaining to the trustees and officers of the Funds is set forth below. Trustees who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Funds and thus are referred to as “Interested Persons,” because of their positions with Pacific Life. The Funds’ Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the Funds toll-free at 1-800-722-2333.

The address of each trustee and officer, is c/o Pacific Funds, 700 Newport Center Drive, Newport Beach, CA 92660.

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

Frederick L. Blackmon Year of birth 1952	Trustee since 2005	Trustee of Pacific Select Fund; Director, Trustmark Insurance Company; Former Executive Vice President (EVP) and Chief Financial Officer (CFO) of Zurich Life (1995 to 2003) and has been retired since that time; EVP and CFO of Alexander Hamilton Life Insurance Company (Subsidiary of Household International) (1989 to 1995); Former member, Board of Regents, Eastern Michigan University; and Former member, Board of Governors, of Cranbrook Schools.	55

Lucie H. Moore Year of birth 1956	Trustee since 2001	Trustee of Pacific Select Fund; Vice Chairman of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	55

Richard L. Nelson Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Former Trustee (2001) of PIMCO Funds, Multi-Manager Series; Former Director (2000) of Wynn’s International, Inc. (Industrial); Retired Partner (1983) with Ernst & Young LLP (Accounting and Auditing).	55

Lyman W. Porter Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Professor Emeritus of Management in the Merage School of Business at the University of California, Irvine; Member of the Board of Trustees of the American University of Armenia; Former Trustee (2001) of PIMCO Funds, Multi-Manager Series; Former Member (1995) of the Academic Advisory Board of the Czechoslovak Management Center; Former Dean (1983) of the Graduate School of Management, University of California, Irvine.	55

Alan Richards Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Chairman and Co-owner of NETirement.com, Inc. (Retirement Planning Software); Chairman and Co-owner of IBIS Capital, LLC (Financial); Member of the Advisory Board of Lease & Financial International Inc. (Insurance); Former Trustee of (2001) PIMCO Funds, Multi-Manager Series; Former Director (1998) of Western National Corporation (Insurance Holding Company); Retired Chairman (1986) of E.F. Hutton Insurance Group; Former Director (1986) of E.F. Hutton and Company, Inc. (Financial); and Former Chairman and CEO (1986) of E.F. Hutton Life Insurance Company.	55

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 2005	Trustee of Pacific Select Fund; Former President of Transamerica Insurance & Investment Group (1998-2000) and has been retired since that time; Former President of Transamerica Asset Management (1994-1997); Former Chairman and Chief Executive Officer (1995-2000) of Transamerica Premier Funds (Mutual Fund); Former Director of various Transamerica Life companies (1994-2000).	55

G. Thomas Willis Year of birth 1942	Trustee since 2004	Trustee of Pacific Select Fund; Certified Public Accountant; Retired Audit Partner (1976-2002) of PricewaterhouseCoopers LLP, (Accounting and Auditing) and has been retired since 2002.	55

INTERESTED PERSONS

Thomas C. Sutton Year of birth 1942	Chairman of the Board and Trustee since 2001	Chairman of the Board, Director and Chief Executive Officer of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries and affiliates of Pacific Life (1/90 to present); Chairman of the Board and Trustee, Pacific Select Fund; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities).	55

James T. Morris Year of birth 1960	Executive Vice President since 2005	Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (4/96 to 12/01), Vice President (4/90 to 3/96) of Pacific Life Insurance Company; Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (8/99 to 12/01) of Pacific Life & Annuity Company; Executive Vice President and Chief Insurance Officer (7/05 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; and Executive Vice President (6/05 to present) of Pacific Select Fund.	55

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 2001	Vice President and Investment Counsel of Pacific Life and Pacific Life and Annuity (4/04 to present); Assistant Vice President and Investment Counsel (11/93 to 4/04) of Pacific Life and (8/99 to 4/04) of Pacific Life and Annuity; and Vice President and General Counsel (4/05 to present) of Pacific Select Fund.	55

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 2001	Vice President and Treasurer (12/98 to present) of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; Vice President and Treasurer of Pacific Select Fund.	55

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 2004	Vice President (2/00 to present) and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Assistant Vice President (8/99 to 4/00) of Pacific Life & Annuity Company; Chief Compliance Officer (1/03 to present) of Pacific Life and Pacific Life & Annuity Company; Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company, Pacific LifeCorp, and (6/04 to present) of Pacific Select Fund.	55

PACIFIC FUNDS

TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INTERESTED PERSONS

Laurene E. MacElwee Year of birth 1966	Vice President and Assistant Secretary since 2005	Assistant Vice President (4/02 to present) of Pacific Life; Assistant Vice President and Assistant Secretary of Pacific Select Fund (4/05 to present).	55

Katayoun Mobedshahi Year of birth 1972	Vice President and Assistant Secretary since 2005	Assistant Vice President and Investment Counsel of Pacific Life (2/05 to present); Associate, Stradley Ronon Stevens & Young, LLP (5/03 to 2/05); Senior Counsel, Securities & Exchange Commission (4/01 to 5/03); Associate General Counsel, North American Securities Administrators Association (NASAA) (10/98 to 4/01). Assistant Vice President and Assistant Secretary of Pacific Select Fund (4/05 to present).	55

Audrey L. Milfs Year of birth 1945	Secretary since 2001	Director, Vice President and Secretary of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp, and similar positions with other subsidiaries of Pacific Life; and Secretary of Pacific Select Fund.	55

*

Each trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. On October 7, 2005, the Board of Trustees accepted the resignations of Messrs. Nelson, Porter, and Richards effective December 31, 2005 pursuant to the Funds’ retirement policy.

**	As of September 30, 2005, the “Fund Complex” consisted of Pacific Select Fund (34 portfolios) and Pacific Funds (21 funds).

PACIFIC FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS
(Unaudited)

          The Board of Trustees (the “Board”) of Pacific Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement with Pacific Life (the “Advisory Agreement”) and each Fund Management Agreement (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Fund Managers.” Pacific Life serves as the investment adviser for all of the Funds and manages six Funds directly. The other Funds are managed by the Fund Managers. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement for all of the Funds then operating, at an in-person meeting of the Trustees held on December 10, 2004. The description below does not relate to the approvals at that meeting, but to approvals that have occurred since that meeting.

          From the period April 1, 2005 through September 30, 2005, the Board approved certain Agreements for individual Funds, and this report describes those approvals. As described in greater detail below, at an in-person meeting held on April 4, 2005, the Board, including all of the Independent Trustees, approved the transfer of the Fund Management Agreement for the PF Lazard Mid-Cap Value Fund and PF Lazard International Value Fund (the “Lazard Funds”) from Lazard Asset Management to Lazard Asset Management LLC (“LAM LLC”) in connection with an internal reorganization, as well as the continuation of the agreement with LAM LLC in light of an initial public offering of the parent company of LAM LLC. At an in-person meeting held on June 8, 2005, the Board, including all of the Independent Trustees, approved the Advisory Agreement with Pacific Life with respect to two newly organized Funds – the PF Oppenheimer Main Street Core Fund and PF Oppenheimer Emerging Markets Fund (together, the “New Funds”). In addition, as described in greater detail below, at an in-person meeting held on June 8, 2005, the Board, including all of the Independent Trustees, approved new Fund Management Agreements with respect to the New Funds and PF NB Fasciano Small Equity Fund (prior to October 1, 2005, the PF AIM Aggressive Growth Fund). At an in-person meeting on September 12, 2005, the Board, including all of the Independent Trustees, approved new Fund Management Agreements with respect to the PF Loomis Sayles Large-Cap Growth Fund (prior to January 1, 2006, the PF AIM Blue Chip Fund) and PF Salomon Brothers Large-Cap Value Fund.

          At meetings between April 1, 2005 and September 30, 2005, the Board considered the information provided to assist them in their review of the Agreements and made assessments with respect to each Agreement. Pacific Life and the Fund Managers provided materials to the Trustees for their evaluation of the Agreements, including materials compiled by Fund Managers and from independent sources, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Investment Advisory Agreement

          In evaluating the Advisory Agreement for the New Funds, the Board, including the Independent Trustees, considered the following factors, among others:

Nature, Extent and Quality of Services to be Provided

          The Board considered the benefits to shareholders of retaining Pacific Life to serve as the adviser to the New Funds in light of the nature, extent, and quality of services expected to be provided by Pacific Life. The Board considered the ability of Pacific Life to provide an appropriate level of support and resources to the New Funds and whether Pacific Life has sufficiently qualified personnel. The Board based this review on information and material provided to them throughout the year by Pacific Life, as well as the Board’s ongoing experience in working with Pacific Life. The Board noted the background and experience of Pacific Life’s senior management, and that the expertise of and amount of attention expected to be given to the New Funds by Pacific Life’s management and staff is substantial. The Board considered the entrepreneurial risk assumed by Pacific Life because it serves as the sponsor of the Trust and the New Funds. The Board also considered Pacific Life’s compliance operations with respect to the New Funds, including the measures taken by Pacific Life to assist the Trust in complying with Rule 38a-1 under the Investment Company Act of 1940 (the “1940 Act”).

          The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the New Funds by Pacific Life under the Advisory Agreement.

Performance

          The Board considered Pacific Life’s efforts to search for and screen advisory firms that are qualified to manage Funds that focus on large capitalization issuers with respect to the PF Oppenheimer Main Street Core Fund and advisory firms that are qualified to manage Funds that focus on emerging and developing markets with respect to the PF Oppenheimer Emerging Markets Fund, and the identification by Pacific Life of OppenheimerFunds, Inc. (“Oppenheimer”) to recommend to the Board that it serve as Fund Manager to manage the day-to-day

PACIFIC FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

investment activities of the New Funds. The Board considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Fund Management Agreement with Oppenheimer, as described below under the heading “Approval of Fund Management Agreements-Performance.”

Advisory Fees

          The Board compared the advisory fee rates of the PF Oppenheimer Main Street Core Fund and PF Oppenheimer Emerging Markets Fund to other advisory fee rates charged to similar funds. Specifically, the Board compared the advisory fee rate of each of the PF Oppenheimer Main Street Core Fund and PF Oppenheimer Emerging Markets Fund to (1) the advisory fee rates charged to similar funds advised by Oppenheimer, and (2) the Morningstar mutual fund average advisory fee for similar funds. The Board also noted that Pacific Life has agreed to certain expense limitations as described in greater detail below.

Expense Limitations

          The Board also considered that to help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees, or otherwise reimburse each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each fund’s business that exceed an annual rate of 0.45% of a Fund’s average daily net assets at least until June 30, 2006. The Board further considered that this reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently three years from the end of the fiscal year in which the reduction or reimbursement took place), to the extent such expenses fall below the 0.45% expense cap in future years, and that amounts repaid to Pacific Life will have the effect of increasing such expenses of a Fund, but not above the 0.45% expense cap.

Profitability to Pacific Life

          The Board considered the cost of services to be provided and projected profits to be realized by Pacific Life from the relationship with the New Funds, together with all other Funds of the Trust, based on the projected assets, income and expenses of Pacific Life in its relationship with the Trust. The Board considered that the New Funds would be subsidized by Pacific Life under the expense limitation arrangements that are in place, if necessary, which was considered highly likely. The Board also considered the overall financial soundness of Pacific Life and its subsidiaries, as reflected in its consolidated financial statements. The Board reviewed projected profitability information with respect to the profit or loss to Pacific Life from the Advisory Agreement as well as its entire line of business. The Board reviewed the revenues and benefits derived from the Trust as a whole, as well as those that are expected to be derived from the New Funds. In addition, the Board considered that Pacific Life, and not the Trust, pays the Fund Managers their fund management fees for their services. The Board concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services to be rendered.

Economies of Scale

          The Board noted its view that the reputation and performance of Pacific Life and the Fund Managers helps the Funds attract assets, and the Board considered the extent to which economies of scale may be realized by the New Funds as assets grow. The Board noted that, as newly organized Funds, there are no anticipated economies of scale with respect to the New Funds at this time, and that it is expected that Pacific Life will incur significant expenses as a result of the organization of the New Funds and the expense limitation agreement that will be in place as discussed above.

Quality of Service to Shareholders and Other Factors

          The Board considered the investment-related services rendered by Pacific Life in connection with the Funds; the implementation of compliance procedures related to the Sarbanes-Oxley Act of 2002, and the rules under the Act; and Pacific Life’s plans to arrange for coordination between the Chief Compliance Officer (“CCO”) of the Trust and the chief compliance officer of each Fund Manager. The Board also considered Pacific Life’s historic role as the sponsor of the Trust and its knowledge of Pacific Life’s operations.

Other Benefits

          The Board considered other benefits that may be received by Pacific Life as a result of Pacific Life’s relationship with the Trust. The Board concluded that any potential benefits to be derived by Pacific Life from its relationship with the New Funds includes potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.

PACIFIC FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

Conclusion

          After consideration of these factors, the Board found that: (i) the Advisory Agreement is in the best interests of the New Funds and their shareholders; and (ii) the compensation payable under the Advisory Agreement is fair and reasonable.

Approval of Fund Management Agreements

          Under the 1940 Act, a change in Fund Manager requires shareholder approval of a new Fund Management Agreement; however, under an exemptive order from the Securities and Exchange Commission, Pacific Life and the Trust can hire, terminate and replace, as applicable, Fund Managers (except, as a general matter, Fund Managers affiliated with Pacific Life) without shareholder approval. In addition, under the 1940 Act, certain corporate reorganizations do not give rise to an assignment of an investment advisory agreement that requires shareholder approval.

          In 2003, Lazard Asset Management (“LAM”), a division of Lazard Freres & Co. LLC (“Lazard Freres”) was reorganized as a wholly-owned subsidiary of Lazard Freres, and renamed Lazard Asset Management LLC. LAM represented to the Board that this change in structure did not result in a change of control or an assignment of the LAM Fund Management Agreement under the 1940 Act. Lazard Freres also represented that the same personnel would continue to manage the respective Funds, and that they expected no changes in management. Accordingly, at an in-person meeting held on April 4, 2005, the Board approved the transfer of the Fund Management Agreement with LAM to LAM LLC for the Lazard Funds.

          Lazard LLC, which owns Lazard Freres and indirectly owns LAM LLC filed a registration statement with the SEC to effect an initial public offering, which was expected to be deemed a change in control and result in a technical legal assignment under the 1940 Act of the Fund Management Agreement with LAM LLC. Such an assignment would generally require approval of a new Fund Management Agreement. At an in-person meeting held on April 4, 2005, the Board, including all of the Independent Trustees, approved the continuation of the Fund Management Agreement with LAM LLC for the Lazard Funds. The Board considered representations from LAM LLC that the same personnel would continue to manage the respective Funds, and that they expected no changes in management.

          At an in-person meeting held on June 8, 2005, the Board, including all of the Independent Trustees, approved new Fund Management Agreements with Oppenheimer with respect to the New Funds and Neuberger Berman Management Inc. (“Neuberger Berman”) with respect to the PF NB Fasciano Small Equity Fund (prior to October 1, 2005, the PF AIM Aggressive Growth Fund).

          In the third quarter of 2005, Citigroup Inc. agreed to sell substantially all of its asset management business, including Salomon Brothers Asset Management Inc (“Salomon”), the Fund Manager to the PF Salomon Brothers Large-Cap Value Fund, to Legg Mason, Inc., which would result in a change of control and be deemed an assignment of Salomon’s Fund Management Agreement under the 1940 Act. As a result, at an in-person meeting on September 12, 2005, the Board, including all of the Independent Trustees, approved a new Fund Management Agreement with Salomon with respect to the PF Salomon Brothers Large-Cap Value Fund.

          At the September 12, 2005 meeting, the Board also approved a Fund Management Agreement with Loomis, Sayles & Company, L.P. (“Loomis”) with respect to the PF Loomis Sayles Large-Cap Growth Fund (prior to January 1, 2006, the PF AIM Blue Chip Fund).

          The Board evaluated the Fund Management Agreements with each Fund Manager principally with reference to the factors described below. The Board also considered, if applicable, the various screening processes that Pacific Life utilizes in proposing a new Fund Manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the conduct of due diligence on the investment resources and personnel of a Fund Manager and assessing the investment strategies used by a Fund Manager, including if applicable, on-site visits to a Fund Manager’s place of business.

          The Board also noted that the fees payable under each Fund Management Agreement are paid by Pacific Life and negotiated by Pacific Life, and therefore are the result of arms’ length negotiations.

          In evaluating the Fund Management Agreements, the Board, including the Independent Trustees, considered the following factors, among others:

Nature, Extent and Quality of Services to be Provided

          The Board considered the benefits to shareholders of retaining each new Fund Manager or continuing a Fund Management Agreement with an existing Fund Manager, as applicable, particularly in light of the nature, extent, and quality of services to be provided by the Fund Manager. The Board considered the quality of the investment management services expected to be provided to each applicable Fund over both the short- and long-term, the organizational depth and resources of each Fund Manager, including the background and experience of the Fund Manager’s management and the expertise of the Fund Manager’s Fund management team, as well as the investment methodology to be used by the Fund Manager. The Board reviewed the qualifications, backgrounds and responsibilities of each Fund Manager’s management personnel who would be responsible for the day-to-day management of the Funds. The Board concluded that each of these

PACIFIC FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

Fund Managers are high-caliber investment advisory firms that enjoy strong reputations. The Board also considered that the Trust’s CCO would, in the case of a new Fund Manager, review the new Fund Manager’s compliance operations, including the assessment of each new Fund Manager’s compliance program as required under Rule 38a-1 of the 1940 Act, and each new Fund Manager’s code of ethics prior to the effectiveness of the applicable Fund Management Agreement. The Board also noted that each Fund Manager agreed to cooperate with the CCO. The Board concluded it was satisfied with the nature, extent and quality of the management services to be provided by each Fund Manager.

          In making these assessments the Board took note of the extensive due diligence Pacific Life conducted for each new Fund Manager, and was aided by the assessments and recommendations of Pacific Life and the materials provided by the new Fund Managers. With respect to existing Fund Managers, the Board considered its prior experiences with those Fund Managers. The Board also considered that Pacific Life has historically exercised diligence in monitoring the performance of Fund Managers, and has taken and recommended measures to attempt to remedy relative underperformance by a Fund when Pacific Life and the Board believed appropriate.

Performance

          With respect to the New Funds, the Board considered information about the historical performance of accounts advised by Oppenheimer that had substantially similar investment strategies to the relevant Fund, as well as information comparing the performance of Oppenheimer on their comparable accounts with the performance of comparable portfolios of Pacific Select Fund, a related fund advised by Pacific Life, for various periods, which included performance for the one-, three-, and five-year periods. For the PF NB Fasciano Small Equity Fund, the performance record of Neuberger Berman examined by the Board reflected accounts that had some policies that varied from those of the Fund, and the strategy of the Fund was changed to align it more closely to the other accounts managed by Neuberger Berman. With respect to the PF Loomis Sayles Large-Cap Growth Fund, the performance record of Loomis examined by the Board reflected accounts that had some policies that varied from those of the Fund, and the strategy of the Fund was changed to align it more closely to the other accounts managed by Loomis. The Board also noted the need for each Fund Manager to adhere to its investment mandates, which could at times have an impact on a Fund’s performance.

          With respect to the New Funds, the Board considered that Oppenheimer’s comparable accounts performed well in relation to the applicable benchmark and other funds focused on the large-cap core/large-cap growth markets and emerging markets for periods the Board believed were relevant. For the PF NB Fasciano Small Equity Fund and PF Loomis Sayles Large-Cap Growth Fund, the Board considered the performance of each proposed Fund Manager’s comparable accounts in relation to performance of the prior Fund Manager of the respective Fund, and found that for the significant periods the comparable accounts outperformed the performance of the prior Fund Manager. Further, the Board considered each proposed Fund Manager’s performance against their broader peer group and against pertinent benchmarks during various periods. In each instance, the Board determined that the new Fund Manager’s performance was acceptable and that the proposed Fund Manager should be engaged to manage the respective Fund’s assets. The Board considered materials compiled by management from an independent source as well as materials provided directly to the Independent Trustees from a separate independent source. The significant consideration of the Board with respect to the approval of the transfer and assignment of the Fund Management Agreements for the Lazard Funds and the PF Salomon Brothers Large-Cap Fund was the impact on the Funds of the changes in the corporate organization of LAM LLC and Salomon, and on their personnel and their resources that would be available in managing the respective Funds, and the Board concluded based on representations from these firms that there would be no adverse impact on LAM LLC’s or Salomon’s personnel or resources that are available to manage the respective Funds. The Board also considered that Lazard and Salomon would continue to be responsible for the day-to-day management of the respective Funds and that the terms and conditions of the new Fund Management Agreements would be the same or substantially the same as that of the old Fund Management Agreements with Lazard and Salomon, respectively.

Fund Management Fees

          In assessing the Fund management fees for the PF NB Fasciano Small Equity Fund and PF Loomis Sayles Large-Cap Growth Fund, the Board compared the Fund management fees to the Fund management fees that were paid to the prior Fund Manager for the pertinent Fund. The Board noted that for the PF Loomis Sayles Large-Cap Growth Fund, the weighted Fund management fees would decrease. The Board noted that for the PF NB Fasciano Small Equity Fund the fees would increase from the fee paid to the prior Fund Manager.

          With respect to the PF NB Fasciano Small Equity Fund, PF Loomis Sayles Large-Cap Growth Fund and the New Funds, the Board considered information regarding the advisory and sub-advisory fees paid by other accounts, including relevant portfolios of Pacific Select Fund, managed by the respective Fund Managers. The Board noted that the Fund management fee rates for the PF NB Fasciano Small Equity Fund, PF Loomis Sayles Large-Cap Growth Fund and the New Funds were comparable to that of other similar accounts managed by the respective Fund Manager.

PACIFIC FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

          In each instance, the Board was mindful that the fee rates were the result of arms’ length negotiations between Pacific Life and the Fund Manager, and that the Fund management fees are paid by Pacific Life and not paid directly by the Funds. In light of these factors, the Board determined that the Fund management fees were reasonable.

Profitability to the Fund Manager and Other Benefits

          The Board considered the profitability or projected profitability, as applicable, of each Fund Management Agreement to the Fund Managers to the extent practicable based on the financial information provided by each Fund Manager. The Board noted that it was difficult to accurately determine or evaluate the profitability of the Fund Management Agreements to each of the Fund Managers because each Fund Manager managed substantial assets or had multiple business lines and, further, that any such an assessment would involve assumptions regarding the Fund Managers’ allocation policies, capital structure, cost of capital, business mix and other factors, and there was no assurance that the assumptions by the Fund Managers were consistent. The Board considered any benefits to be derived by the Fund Managers from their relationships with the Funds, such as soft dollar arrangements. The Board noted that Oppenheimer, Loomis and Neuberger Berman represented in the materials presented to the Board that in addition to the fees they would receive under their respective Fund Management Agreements, they expect to receive additional benefits from the New Funds, PF Loomis Sayles Large-Cap Growth Fund and PF Fasciano Small Equity Fund, respectively, in the form of research obtainable from brokers in return for brokerage commissions paid to such brokers other than the fees they would receive under the respective Fund Management Agreement. The Board noted that profitability of the Fund Management Agreements to the Fund Managers of the PF Salomon Brothers Large-Cap Value Fund and the Lazard Funds had been examined by the Board in connection with the December annual reviews, and that profitability was not a significant factor in connection with the approval of the transfers and/or assignments of the Fund Management Agreements for these Funds.

          The Board concluded that any potential benefits to be derived by the Fund Managers from their relationships with the respective Funds included benefits which were consistent with those generally derived by sub-advisers to mutual funds. In the case of Fund Managers that are not affiliated with Pacific Life, the Board gave less weight to profitability considerations and did not view this data as important, given the arms’ length nature of the relationship between Pacific Life and these Fund Managers with respect to the negotiation of fund management fees. The Board also concluded that at the current time, given the Funds’ asset levels, the current fee structures reflected in each Fund Management Agreement were reasonable.

Economies of Scale

          The Board considered the extent to which economies of scale would be realized as assets of the Funds grew. The Board concluded that at the current time, given the recent organization of Pacific Funds and the Funds’ asset levels, the current fee structures reflected in each Agreement were appropriate.

Conclusion

          After consideration of these factors, the Board found that: (i) each Fund Management Agreement is in the best interests of the respective Fund and its shareholders; and (ii) the compensation payable under each of the Fund Management Agreements is fair and reasonable.

PACIFIC FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

          The Funds will file Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Funds’ Form N-Q, when required to be filed pursuant to applicable regulations, will be available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Funds’ Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Policies

          A description of the Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to fund securities is described in the Funds’ Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-722-2333; (ii) on the Funds’ Webpage at http://www.PacificLife.com; and (iii) on the SEC’s Web site at http://www.sec.gov.

Availability of Proxy Voting Record

          The Funds file, by August 31 of each year, information regarding how the Funds’ managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.

PACIFIC FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2005

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
25th Floor
Philadelphia, PA 19103

COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

PACIFIC FUNDS
P.O. Box 9768
Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

3167 - 5A

Item 2.	Code of Ethics —not applicable.

Item 3.	Audit Committee Financial Expert —not applicable.

Item 4.	Principal Accountant Fees and Services —not applicable.

Item 5.	Audit Committee of Listed Registrants —not applicable.

Item 6.	Schedule of Investments —Schedule I, not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies —not applicable.

Item 8.	Portfolio managers of Closed-end Management Investment Companies —not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and
               Affiliated Purchasers —not applicable.

Item 10. Submission of Matters to a Vote of Security Holders —not applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(1) Code of ethics—not applicable.

(2) (a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds

By:	/s / JAMES T. MORRIS
James T. Morris
President

Date:	December 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
Thomas C. Sutton
Chief Executive Officer

Date:	December 5, 2005

By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date:	December 5, 2005

By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and

Accounting Officer)

Date:	December 5, 2005